                                                              FILE NO. 333-39804


     As filed with the Securities and Exchange Commission on April 25, 2003


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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              --------------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       PRE-EFFECTIVE AMENDMENT NO.    / /


                       POST-EFFECTIVE AMENDMENT NO. 5 /X/


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                              AMENDMENT NO. 54 /X/


                              --------------------
                    PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                           (Exact Name of Registrant)

                              --------------------
                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              --------------------
                                600 Dresher Road
                           Horsham, Pennsylvania 19044
              (Address of Principal Executive offices of Depositor)
                   Depositor's Telephone Number: 215-956-8000

                              --------------------
                                Richard F. Plush
                                 Vice President
                     The Penn Mutual Life Insurance Company
                                600 Dresher Road
                           Horsham, Pennsylvania 19044

                                    Copy to:

Michael Berenson                                   C. Ronald Rubley
Morgan, Lewis & Bockius LLP                        Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.                     1701 Market Street
Washington, DC 20004                               Philadelphia, PA  19103-2921
                              --------------------
 It is proposed that this filing will become effective (check appropriate box):

         / / immediately upon filing pursuant to paragraph (b) of Rule 485

         /X/ on May 1, 2003 pursuant to paragraph (b) of Rule 485

         / / 60 days after filing pursuant to paragraph (a) of Rule 485 / / on (date) pursuant to paragraph (a) of Rule 485

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PROSPECTUS - MAY 1, 2003

INDIVIDUAL VARIABLE AND FIXED ANNUITY CONTRACT - FLEXIBLE PURCHASE PAYMENTS


ENHANCED CREDIT VARIABLE ANNUITY


PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA 19172 TELEPHONE (800) 523-0650

This Prospectus describes an individual variable and fixed annuity contract ("Contract") offered by The Penn Mutual Life Insurance Company ("Penn Mutual" or the "Company"). Please read it carefully and save it for future reference.

The Contract is an agreement between you and Penn Mutual. You agree to make one or more payments to us and we agree to make annuity and other payments to you at a future date. The Contract:

- has a variable component, which means that your Variable Account Value and any variable payout will be based upon investment experience (see variable investment options on next page),
- has a fixed component, which means that your Fixed Account Value and any fixed payout will be based on purchase payments accumulated with interest at a rate of not less than 3%,
- has a purchase payment enhancement feature, which means that each time you make a purchase payment, Penn Mutual will add an additional credit to your Contract Value,
- is tax-deferred, which means that you will not pay taxes until we begin to make annuity payments to you or you take money out, and
- allows you to choose to receive your annuity payments over different periods of time, including over your lifetime.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

THE CONTRACT IS NOT SUITABLE FOR SHORT-TERM INVESTMENT. YOU MAY PAY A DEFERRED SALES CHARGE OF UP TO 8% ON EARLY WITHDRAWALS. IF YOU WITHDRAW MONEY BEFORE AGE 59 1/2, YOU MAY PAY A 10% ADDITIONAL INCOME TAX. THE CONTRACT IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED.

CONTRACT EXPENSES ARE HIGHER THAN OTHER ANNUITY CONTRACTS OFFERED BY PENN MUTUAL WITHOUT A PURCHASE PAYMENT ENHANCEMENT FEATURE. THE BENEFIT OF THE PURCHASE PAYMENT ENHANCEMENT MAY BE MORE THAN OFFSET BY THE HIGHER EXPENSES, RELATIVE TO OTHER ANNUITY CONTRACTS WE OFFER, IF WITHDRAWALS ARE MADE IN THE EARLY YEARS OF THE CONTRACT.


YOU MAY RETURN YOUR CONTRACT WITHIN TEN DAYS OF RECEIPT FOR A FULL REFUND OF THE CONTRACT VALUE (OR PURCHASE PAYMENTS, IF REQUIRED BY LAW). LONGER FREE LOOK PERIODS APPLY IN SOME STATES. THE REFUND WILL NOT INCLUDE THE PORTION OF THE CONTRACT VALUE WHICH IS ATTRIBUTABLE TO THE PURCHASE PAYMENT ENHANCEMENT. TO RETURN YOUR CONTRACT, SIMPLY DELIVER OR MAIL IT TO OUR OFFICE OR TO OUR REPRESENTATIVE WHO DELIVERED THE CONTRACT TO YOU. THE DATE OF THE CANCELLATION WILL BE THE DATE WE RECEIVE YOUR CONTRACT. IF WE ARE REQUIRED TO RETURN YOUR PURCHASE PAYMENTS, WE WILL ALLOCATE THEM TO THE MONEY MARKET SUBACCOUNT DURING THE FREE LOOK PERIOD. AT THE END OF THAT PERIOD, WE WILL ALLOCATE AMOUNTS HELD IN THE MONEY MARKET SUBACCOUNT TO THE SUBACCOUNTS YOU HAVE SELECTED.

You may obtain a Statement of Additional Information, dated May 1, 2003, from us free of charge by writing The Penn Mutual Life Insurance Company, Attn: SAI Request, Philadelphia, PA 19172 or visit our web site at www.pennmutual.com. Or, you can call us at (800) 523-0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission and we incorporate it by reference into this Prospectus. The table of contents of the Statement of Additional Information is at the end of this Prospectus.


The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains this Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

Under the variable component of the Contract, you may direct us to invest your payments in one or more of the following Funds through Penn Mutual Variable Annuity Account III (the "Separate Account").

PENN SERIES FUNDS, INC.                                     MANAGER
     Money Market Fund                                      Independence Capital Management, Inc.
     Limited Maturity Bond Fund                             Independence Capital Management, Inc.
     Quality Bond Fund                                      Independence Capital Management, Inc.
     High Yield Bond Fund                                   T. Rowe Price Associates, Inc.
     Flexibly Managed Fund                                  T. Rowe Price Associates, Inc.
     Growth Equity Fund                                     Independence Capital Management, Inc.
     Large Cap Value Fund                                   Putnam Investment Management, LLC
     Large Cap Growth Fund                                  Franklin Advisers, Inc.
     Index 500 Fund                                         Wells Capital Management Incorporated
     Mid Cap Growth Fund                                    Turner Investment Partners, Inc.
     Mid Cap Value Fund                                     Neuberger Berman Management Inc.
     Strategic Value Fund                                   Lord, Abbett & Co.
     Emerging Growth Fund                                   RS Investment Management, Inc.
     Small Cap Value Fund                                   Royce & Associates, LLC
     International Equity Fund                              Vontobel Asset Management, Inc.
     REIT Fund                                              Heitman Real Estate Securities LLC

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                  MANAGER
     Balanced Portfolio                                     Neuberger Berman Management Inc.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND      MANAGER
     Equity-Income Portfolio                                Fidelity Management & Research Company
     Growth Portfolio                                       Fidelity Management & Research Company

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II   MANAGER
     Asset Manager Portfolio                                Fidelity Management & Research Company

VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.        MANAGER
     Emerging Markets Equity (International) Portfolio      Van Kampen

A PROSPECTUS FOR EACH OF THESE FUNDS ACCOMPANIES THIS PROSPECTUS.

PROSPECTUS CONTENTS


GLOSSARY                                                                                  5

EXPENSES                                                                                  6

EXAMPLES OF FEES AND EXPENSES                                                             9

CONDENSED FINANCIAL INFORMATION                                                          10

THE PENN MUTUAL LIFE INSURANCE COMPANY                                                   10

THE SEPARATE ACCOUNT                                                                     10
   Accumulation Units - Valuation                                                        10
   Voting Instructions                                                                   10
   Investment Options in the Separate Account                                            10
      Penn Series Funds, Inc.                                                            10
      Neuberger Berman Advisers Management Trust                                         12
      Fidelity Investments' Variable Insurance Products Fund                             12
      Fidelity Investments' Variable Insurance Products Fund II                          12
      Van Kampen's The Universal Institutional Funds, Inc.                               12

THE FIXED INTEREST ACCOUNTS                                                              13

THE CONTRACT                                                                             13
   How Do I Purchase a Contract?                                                         14
   What Are Purchase Payment Enhancements?                                               14
   Do I Always Get to Keep My Purchase Payment Enhancements?                             15
   Do Purchase Payment Enhancements Benefit All People?                                  15
   What Types of Annuity Payments May I Choose?                                          15
      Variable Annuity Payments                                                          16
      Fixed Annuity Payments                                                             16
      Other Information                                                                  16
   What Are the Death Benefits Under My Contract?                                        16
      Optional Step-Up Plus Death Benefit Enhancement Rider                              17
      Optional Estate Enhancement Death Benefit                                          18
      Choosing a Lump Sum or Annuity                                                     18
   May I Transfer Money Among Subaccounts and the One Year Fixed Interest Account?       19
      Before the Annuity Date                                                            19
      After the Annuity Date                                                             19
      General Rules                                                                      19
      Dollar Cost Averaging                                                              19
      Automatic Rebalancing                                                              19
   May I Withdraw Any of My Money?                                                       20
      Systematic Withdrawals                                                             20
      403(b) Withdrawals                                                                 20
   Deferment of Payments and Transfers                                                   20
   What Charges Do I Pay?                                                                20
      Administration Charges                                                             21
      Mortality and Expense Risk Charge                                                  21
      Contingent Deferred Sales Charge                                                   21
      Free Withdrawals                                                                   22
      Step-Up Plus Death Benefit Enhancement Rider (Optional)                            22
      Estate Enhancement Death Benefit (Optional)                                        23
      Premium Taxes                                                                      23

PERFORMANCE INFORMATION                                                                  23

MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS                                       23
   General Information                                                                   23
   Loans Under Section 403(b) Contracts                                                  24

FEDERAL INCOME TAX CONSIDERATIONS                                                        24
   Withdrawals and Death Benefits                                                        24
   Annuity Payments                                                                      25
   Early Withdrawals                                                                     25
   Transfers                                                                             25
   Separate Account Diversification                                                      25
   Qualified Plans                                                                       26

FINANCIAL STATEMENTS                                                                     26

STATEMENT OF ADDITIONAL INFORMATION CONTENTS                                             27

APPENDIX A                                                                               28

GLOSSARY

     ACCUMULATION PERIOD: A period that begins with your first purchase payment and ends on the Annuity Date.

     ACCUMULATION UNIT: A unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date.

     ADMINISTRATIVE OFFICE: A reference to our administrative office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.

     ANNUITANT: The person during whose life annuity payments are made.

     ANNUITY DATE: The date on which annuity payments start.

     ANNUITY PAYOUT PERIOD: The period of time, starting on the Annuity Date, during which we make annuity payments.

     ANNUITY UNIT: A unit of measure used to calculate the amount of each variable annuity payment.

     BENEFICIARY: The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.

     CONTRACT: The combination variable and fixed annuity contract described in this prospectus.

     CONTRACT OWNER: The person specified in the Contract as the Contract Owner.

     CONTRACT VALUE: The sum of the Variable Account Value and the Fixed Account Value.

     CONTRACT YEAR: Each twelve-month period following the contract date.

     FIXED ACCOUNT VALUE: The value of amounts held under the Contract in the fixed interest accounts.

     SEPARATE ACCOUNT: Penn Mutual Variable Annuity Account III, a separate account of The Penn Mutual Life Insurance Company that is registered as a unit investment trust under the Investment Company Act of 1940.

     SUBACCOUNT: A division of the Separate Account which holds shares of the Funds. In this prospectus, we may use the term subaccount to refer to the Fund in which the subaccount invests.

     VARIABLE ACCOUNT VALUE: The value of amounts held under the Contract in all subaccounts of the Separate Account.

     VALUATION PERIOD: The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.

     WE OR US: A reference to "we" or "us" denotes The Penn Mutual Life Insurance Company, also referred to in this Prospectus as Penn Mutual.

     YOU: A reference to "you" denotes the Contract Owner or prospective Contract Owner.

EXPENSES


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between subaccounts. State premium taxes may also be deducted.


CONTRACT OWNER TRANSACTION EXPENSES
Sales Load Imposed on Purchase Payments                                          None
Maximum Contingent Deferred Sales Charge            8% of purchase payments withdrawn(a)
Transfer Fee                                                                     None(b)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.



MAXIMUM ANNUAL CONTRACT ADMINISTRATION CHARGE                                         $   40(c)
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF VARIABLE ACCOUNT VALUE)
Mortality and Expense Risk Charge                                                       1.25%
Contract Administration Charge                                                          0.15%
                                                                                      ------
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITHOUT RIDERS)                                 1.40%
OPTIONAL ESTATE ENHANCEMENT RIDER
For Annuitants Age 60 and Under                                                         0.20%(d)
For Annuitants Age 61 to 70                                                             0.30%(e)
For Annuitants Age 71 to 80                                                             0.60%(f)
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH MAXIMUM CHARGE FOR
ESTATE ENHANCEMENT RIDER)                                                               2.00%(g)



OPTIONAL STEP-UP PLUS DEATH BENEFIT ENHANCEMENT RIDER(h)       MONTHLY CHARGE PER $1,000 OF BENEFIT
                                                                      MINIMUM         MAXIMUM
                                                                      -------         -------
                                                                     $   0.208       $  17.292



The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.



TOTAL ANNUAL FUND OPERATING EXPENSES                                    MINIMUM         MAXIMUM
                                                                        -------         -------
(expenses that are deducted from Fund assets, including management
fees and other expenses)                                                0.36%(i)        1.93%(j)


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(a) The charge decreases to zero after the ninth year. See WHAT CHARGES DO I PAY? in this Prospectus.
(b) Although we have no present intention of charging a transfer fee, we reserve the right to do so in the future.
(c) You pay $40 or 2% of the Variable Account Value, whichever is less. You do not pay this charge if your Variable Account Value is more than $100,000.

(d) The current annual charge for this rider is 0.15% and may not be increased beyond the maximum of 0.20%.
(e) The current annual charge for this rider is 0.25% and may not be increased beyond the maximum of 0.30%.
(f) The current annual charge for this rider is 0.55% and may not be increased beyond the maximum of 0.60%.

(g) This is the total of the maximum total Separate Account Annual Expenses that may be charged assuming you purchase the Estate Enhancement Rider (for Annuitants Age 71 to 80). Your total current charges will be between 1.40% and 1.95%, depending on whether you choose the Estate Enhancement Rider and, if you choose to purchase that Rider, the Annuitant's age.
(h) A Contract Owner may elect the Optional Step-Up Plus Death Benefit Enhancement Rider. The charge for the rider depends on the attained age of the Annuitant and on the amount of the Death Benefit Enhancement. It will be assessed on a pro rata basis among the Subaccounts of the Variable Account. The charge shown in the table may not be representative of the charge a particular Contract Owner might pay. (See WHAT CHARGES DO I PAY? in this Prospectus)
(i) The total expenses for the Penn Series Index 500 Fund, after a voluntary fee waiver of 0.11% by the Fund's administrator are 0.25%. This waiver is voluntary and, while it is expected to continue for the foreseeable future, it may be discontinued at any time.
(j) The total expenses for the Van Kampen Emerging Markets Equity Fund, after a voluntary fee waiver of 0.18% by the Fund's administrator are 1.75%. This waiver is voluntary and, while it is expected to continue for the foreseeable future, it may be discontinued at any time.

PENN SERIES FUNDS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                                                   TOTAL                          NET
                                        MANAGEMENT     OTHER        FUND           FEE            FUND
                                           FEES       EXPENSES    EXPENSES       WAIVERS        EXPENSES
                                        ----------    --------    --------       -------        --------
    Money Market                           0.19%        0.28%       0.47%          0.00%          0.47%
    Limited Maturity Bond                  0.30%        0.33%       0.63%          0.00%          0.63%
    Quality Bond                           0.34%        0.28%       0.62%          0.00%          0.62%
    High Yield Bond                        0.50%        0.33%       0.83%          0.00%          0.83%
    Flexibly Managed                       0.60%        0.25%       0.85%          0.00%          0.85%(1)
    Growth Equity                          0.64%        0.29%       0.93%          0.01%(2)       0.92%(1)
    Large Cap Value                        0.60%        0.28%       0.88%          0.00%          0.88%(1)
    Large Cap Growth                       0.55%        1.56%       2.11%          1.13%(3)       0.98%
    Index 500                              0.07%        0.29%       0.36%          0.00%          0.36%(7)
    Mid Cap Growth                         0.70%        0.35%       1.05%          0.06%(3)       0.99%(1)
    Mid Cap Value                          0.55%        0.30%       0.85%          0.00%          0.85%(1)
    Strategic Value                        0.72%        1.52%       2.24%          1.00%(4)       1.24%
    Emerging Growth                        0.74%        0.32%       1.06%          0.01%(5)       1.05%
    Small Cap Value                        0.85%        0.31%       1.16%          0.01%(6)       1.15%
    International Equity                   0.85%        0.38%       1.23%          0.00%          1.23%(1)
    REIT Fund                              0.70%        1.55%       2.25%          1.03%(4)       1.22%


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Unless otherwise noted, these expenses are for the fiscal year ended December 31, 2002.

(1) Certain Funds recaptured a portion of the brokerage commissions they paid to brokers and used the recaptured amounts to pay operating expense. Net operating expenses of the Funds after such payments are as follows:



     Flexibly Managed                         0.84%
     Growth Equity                            0.87%
     Large Cap Value                          0.86%
     Mid Cap Growth                           0.88%
     Mid Cap Value                            0.75%
     International Equity                     1.19%



(2) The Administrative and Corporate Services Agent has contractually agreed under the administrative and corporate services agreement to waive portions of their fees and/or reimburse expenses, to the extent necessary to keep operating expenses of the Fund from exceeding 1.00% of average daily net assets per year.
(3) The Administrative and Corporate Services Agent has contractually agreed under the administrative and corporate services agreement to waive its fees and/or reimburse expenses, to the extent necessary to keep operating expenses of the Fund from exceeding 1.00% of average daily net assets per year.
(4) The Administrative and Corporate Services Agent has contractually agreed under the administrative and corporate services agreement to waive its fees and/or reimburse expenses, to the extent necessary to keep operating expenses of the Fund from exceeding 1.25% of average daily net assets per year.
(5) The Administrative and Corporate Services Agent and the Adviser have contractually agreed under the administrative and corporate services agreement and the investment advisory agreement to waive portions of their fees and/or reimburse expenses, to the extent necessary to keep operating expenses of the Fund from exceeding 1.15% of average daily net assets per year.
(6) The Administrative and Corporate Services Agent has contractually agreed under the administrative and corporate services agreement to waive portions of their fees and/or reimburse expenses, to the extent necessary to keep operating expenses of the Fund from exceeding 1.15% of average daily net assets per year.
(7) The Total Expenses for this Fund after a voluntary waiver of 0.11% by the Fund's administrator are 0.25%. This waiver is voluntary and, while it is expected to continue for the foreseeable future, it may be discontinued at any time.

NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                                   MANAGEMENT/
                                                  ADMINISTRATION       OTHER        TOTAL FUND
                                                      FEES            EXPENSES       EXPENSES
                                                  --------------      --------      ----------
Balanced                                              0.85%             0.27%          1.12%


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(a)  These expenses are for the fiscal year ended December 31, 2002.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)



                                                   MANAGEMENT          OTHER        TOTAL FUND
                                                      FEES            EXPENSES       EXPENSES
                                                   ----------         --------      ----------
Equity-Income                                         0.48%             0.09%          0.57%
Growth                                                0.58%             0.09%          0.67%


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(a) These expenses are for the fiscal year ended December 31, 2002. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. With these reductions, net total expenses were 0.56% for the Equity-Income Portfolio and 0.61% for the Growth Portfolio.


FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                                   MANAGEMENT          OTHER        TOTAL FUND
                                                      FEE             EXPENSES       EXPENSES
                                                   ----------         --------      ----------
Asset Manager                                         0.53%             0.10%          0.63%


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(a) These expenses are for the fiscal year ended December 31, 2002. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. With these reductions, net total expenses were 0.61%.


VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                                   MANAGEMENT          OTHER        TOTAL FUND
                                                      FEE             EXPENSES       EXPENSES
                                                   ----------         --------      ----------
Emerging Markets Equity (International)               1.25%             0.68%          1.93%(b)


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(a)  These expenses are for the fiscal year ended December 31, 2002.
(b) The total expenses for the Emerging Markets Equity (International) Fund after a voluntary fee waiver of 0.18% by the Fund's adviser are 1.75%. The adviser may terminate this voluntary waiver at any time at its sole discretion.

EXAMPLES OF FEES AND EXPENSES


     This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses, net of contractual waivers, if any. The examples do not reflect the deduction of state premium taxes.

     The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract at the end of the applicable time period and have not purchased any Riders:



                                                            ONE       THREE       FIVE       TEN
                                                            YEAR      YEARS       YEARS     YEARS
                                                          --------   --------   --------   --------
          Assuming Maximum Total Annual Fund Expenses     $  1,063   $  1,805   $  2,380   $  3,758
          Assuming Minimum Total Annual Fund Expenses     $    914   $  1,362   $  1,629   $  2,167



     (2) If you do not surrender your Contract or if you annuitize at the end of the applicable time period and have not purchased any Riders:



                                                            ONE       THREE       FIVE       TEN
                                                            YEAR      YEARS       YEARS     YEARS
                                                          --------   --------   --------   --------
          Assuming Maximum Total Annual Fund Expenses     $    349   $  1,063   $  1,802   $  3,758
          Assuming Minimum Total Annual Fund Expenses     $    187   $    580   $    998   $  2,167



     (3) If you surrender your Contract at the end of the applicable time period and have purchased the Estate Enhancement Rider with a maximum charge of 0.60%:*



                                                            ONE       THREE       FIVE       TEN
                                                            YEAR      YEARS       YEARS     YEARS
                                                          --------   --------   --------   --------
          Assuming Maximum Total Annual Fund Expenses     $  1,141   $  2,033   $  2,756   $  4,500
          Assuming Minimum Total Annual Fund Expenses     $    995   $  1,606   $  2,045   $  3,065



     (4) If you do not surrender your Contract or if you annuitize at the end of the applicable time period and have purchased the Estate Enhancement Rider with a maximum charge of 0.60%:*



                                                            ONE       THREE       FIVE       TEN
                                                            YEAR      YEARS       YEARS     YEARS
                                                          --------   --------   --------   --------
          Assuming Maximum Total Annual Fund Expenses     $    434   $  1,312   $  2,205   $  4,500
          Assuming Minimum Total Annual Fund Expenses     $    275   $    845   $  1,443   $  3,065


----------

* The examples do not reflect charges for the Optional Step-Up Death Benefit Enhancement Rider because the examples assume a 5% rate of return. There is no charge for the Optional Step-Up Death Benefit Enhancement Rider for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.


CONDENSED FINANCIAL INFORMATION

     Appendix A to this Prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

THE PENN MUTUAL LIFE INSURANCE COMPANY

     Penn Mutual is a Pennsylvania mutual life insurance company chartered in 1847. We are located at 600 Dresher Road, Horsham, PA 19044. Our mailing address is Philadelphia, PA 19172. We issue and are liable for all benefits and payments under the Contract.

THE SEPARATE ACCOUNT

     Penn Mutual established PENN MUTUAL VARIABLE ANNUITY ACCOUNT III (the "Separate Account") on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a "separate account" within the meaning of the federal securities laws. The Separate Account is divided into subaccounts that invest in shares of different mutual funds.

     - The income, gains and losses of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any subaccount.

     - The Separate Account and its subaccounts are not responsible for the liabilities of any other business of Penn Mutual.

ACCUMULATION UNITS - VALUATION

     Your allocations and transfers to the Separate Account are held as Accumulation Units of the subaccounts that you select. We value Accumulation Units as of the close of regular trading on the New York Stock Exchange (NYSE) (generally, 4:00 p.m. ET). When you invest in, withdraw from or transfer money to a subaccount, you receive the Accumulation Unit Value next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our administrative office. Allocation and transfer instructions received from you or the agent of record (pursuant to your instructions) at our administrative office after the close of regular trading on the NYSE will be valued based on the Accumulation Unit Value computed as of the close of regular trading on the next NYSE business day. In the case of your first purchase payment, you receive the price next computed after we accept your application to purchase a Contract. Any purchase payment enhancements credited to the Contract are allocated to the subaccount and fixed interest accounts in the same proportions as purchase payments are allocated.


     The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the subaccount for the current valuation period. The net investment factor measures
(1) investment performance of fund shares held in the subaccount, (2) any taxes on income or gains from investments held in the subaccount and (3) the mortality and expense risk charge at an annual rate of 1.25% and contract administration charge at an annual rate of 0.15%.


VOTING INSTRUCTIONS

     You have the right to tell us how to vote proxies for the fund shares in which your purchase payments are invested. If the law changes and permits us to vote the fund shares, we may do so.


     If you are a Contract Owner, we determine the number of fund shares that you may vote by dividing your interest in a subaccount by the net asset value per share of the Fund. If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the subaccount by the net asset value per share of the Fund. We may change these procedures whenever we are required or permitted to do so by law.


INVESTMENT OPTIONS IN THE SEPARATE ACCOUNT

     The Separate Account currently has subaccounts that invest in the following
Funds:

PENN SERIES FUNDS, INC.:

     MONEY MARKET FUND - seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent with these objectives, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

     LIMITED MATURITY BOND FUND - seeks highest available current income consistent with liquidity and low risk to principal through investment primarily in marketable investment grade debt securities; total return is secondary.

     QUALITY BOND FUND - seeks the highest income over the long term consistent with the preservation of principal through investment primarily in marketable investment grade debt securities.

     HIGH YIELD BOND FUND - seeks high current income by investing primarily in a diversified portfolio of long term high-yield/high-risk fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; such securities, which are commonly referred to as "junk" bonds, generally involve greater risks of loss of income and principal than higher rated securities.

     FLEXIBLY MANAGED FUND - seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions.

     GROWTH EQUITY FUND - seeks long term growth of capital and increase of future income by investing primarily in common stocks of well established growth companies.

     LARGE CAP VALUE FUND - seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued.

     LARGE CAP GROWTH FUND - seeks to achieve long-term growth of capital (capital appreciation) by investing in equity securities of large capitalization growth companies with above-average growth potential.

     INDEX 500 FUND - seeks to match the total return of the S&P 500 while keeping expenses low. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange. "S&P 500 Index" and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Penn Series Funds, Inc. The Index 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

     MID CAP GROWTH FUND - seeks to maximize capital appreciation by investing primarily in common stocks of U.S. companies with medium market capitalizations (i.e., between $1 billion and $8 billion) that have strong earnings growth potential.

     MID CAP VALUE FUND - seeks to achieve growth of capital by investing primarily in U.S. companies with medium market capitalizations that are undervalued.

     STRATEGIC VALUE FUND - seeks to achieve growth of capital by investing in equity securities of mid-cap companies with market capitalizations in the approximate range of $500 million to $10 billion. The Fund seeks to invest in well-managed companies whose stock prices are undervalued.

     EMERGING GROWTH FUND - seeks capital appreciation by investing primarily in common stocks of emerging growth companies with above-average growth prospects.

     SMALL CAP VALUE FUND - seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalizations under $1.5 billion.

     INTERNATIONAL EQUITY FUND - seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities. The investments will consist principally of equity securities of European and Pacific Basin countries.

     REIT FUND - seeks to achieve a high total return consistent with reasonable investment risk by investing in equity securities of real estate investment trusts.

     Independence Capital Management, Inc., Horsham, Pennsylvania is investment adviser to each of the Funds and a wholly owned subsidiary of Penn Mutual. Putnam Investment Management, LLC, Boston, Massachusetts, is investment sub-adviser to the Large Cap Value Fund. Franklin Advisers, Inc., San Mateo,

California, is investment sub-adviser to the Large Cap Growth Fund. T. Rowe Price Associates, Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed and High Yield Bond Funds. Wells Capital Management Incorporated, San Francisco, California, is investment sub-adviser to the Index 500 Fund. Turner Investment Partners, Inc., Berwyn, Pennsylvania is investment sub-adviser to the Mid Cap Growth Fund. Neuberger Berman Management Inc., New York, New York, is investment sub-adviser to the Mid Cap Value Fund. Lord, Abbett & Co., Jersey City, New Jersey, is investment sub-adviser to the Strategic Value Fund. Royce & Associates, LLC, New York, New York, is investment sub-adviser to the Small Cap Value Fund. Vontobel Asset Management, Inc., New York, New York, is investment sub-adviser to the International Equity Fund. Heitman Real Estate Securities LLC, Chicago, Illinois, is investment sub-adviser to the REIT Fund. RS Investment Management, Inc., San Francisco, California, is investment sub-adviser to the Emerging Growth Fund.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:

     BALANCED PORTFOLIO - seeks long-term capital growth and reasonable current income without undue risk to principal through investment of a portion of its assets in common stock and a portion in debt securities.

     Neuberger Berman Management Inc., New York, New York, is investment adviser to the Balanced Portfolio.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND:

     EQUITY-INCOME PORTFOLIO - seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     GROWTH PORTFOLIO - seeks to achieve capital appreciation. The fund normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

     Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Equity-Income Portfolio and the Growth Portfolio.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II:

     ASSET MANAGER PORTFOLIO - seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income investments.

     Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Asset Manager Portfolio.

VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:

     EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO - seeks long term capital appreciation by investing primarily in equity securities of emerging market country issuers. The Portfolio will focus on economies that are developing strongly and in which the markets are becoming more sophisticated.

     Morgan Stanley Investment Management Inc., New York, New York, doing business as Van Kampen, is investment adviser to the Emerging Markets Equity (International) Portfolio.

     SHARES OF PENN SERIES ARE SOLD TO OTHER VARIABLE LIFE AND VARIABLE ANNUITY SEPARATE ACCOUNTS OF PENN MUTUAL AND ITS SUBSIDIARY, THE PENN INSURANCE AND ANNUITY COMPANY. SHARES OF NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST, FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND AND VARIABLE INSURANCE PRODUCTS FUND II AND VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC. ARE OFFERED NOT ONLY TO VARIABLE ANNUITY AND VARIABLE LIFE SEPARATE ACCOUNTS OF PENN MUTUAL, BUT ALSO TO SUCH ACCOUNTS OF OTHER INSURANCE COMPANIES UNAFFILIATED WITH PENN MUTUAL AND, IN THE CASE OF NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST AND VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC., DIRECTLY TO QUALIFIED PENSION AND RETIREMENT PLANS. FOR MORE INFORMATION ON THE POSSIBLE CONFLICTS INVOLVED WHEN THE SEPARATE ACCOUNT INVESTS IN FUNDS OFFERED TO OTHER SEPARATE ACCOUNTS, SEE THE FUND PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION.

READ THE PROSPECTUSES OF THESE FUNDS BEFORE INVESTING.

THE FIXED INTEREST ACCOUNTS


     Interests in the fixed interest accounts, which are part of Penn Mutual's general account, are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. The general account and any interests held in the general account are not subject to the provisions of these Acts. This Prospectus generally discusses only the variable portion of the Contract. The staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the fixed interest accounts. Disclosure regarding the fixed interest accounts, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. The fixed interest accounts may not be available in all states. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS.


THE CONTRACT

     An individual variable and fixed annuity contract may be an attractive long-term investment vehicle for many people. Our Contract allows you to invest in:

     - the Separate Account, through which you may invest in one or more of the available Funds of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc. See THE SEPARATE ACCOUNT in this Prospectus.

     - one or more fixed interest accounts. The fixed interest accounts are guaranteed and funded by Penn Mutual through its general account. See THE FIXED INTEREST ACCOUNTS and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS in this Prospectus.

     You decide, within Contract limits,

     -    how often you make a purchase payment and how much you invest;

     - the Funds and/or fixed interest accounts in which your purchase payments and purchase payment enhancements are invested;

     - whether or not to transfer money among the available Funds and fixed interest accounts;

     -    the type of annuity that we pay and who receives it;

     -    the Beneficiary or Beneficiaries to whom we pay death benefits; and

     -    the amount and frequency of withdrawals from the Contract Value.

     Your Contract has

     - an Accumulation Period, during which you make one or more purchase payments and we invest your purchase payments and any purchase payment enhancement as you tell us; and

     - an Annuity Payout Period, during which we make annuity payments to you. Your Payout Period begins on your Annuity Date.


     We may amend your Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with any required approval of the Securities and Exchange Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available.


     The Contract is available to individuals and institutions. The Contract also may be issued as individual retirement annuities under Section 408(b) of the Internal Revenue Code (the "Code") in connection with IRA rollovers and as tax-deferred annuities under Section 403(b) of the Code (often referred to as qualified Contracts).

     You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or, you may call (800) 523-0650.

HOW DO I PURCHASE A CONTRACT?

     Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our administrative office. All subsequent purchase payments should be sent to our administrative office. We usually accept an application to purchase a Contract within two business days after we receive it at our administrative office. If you send us an incomplete application, we will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.

     The minimum initial purchase payment that we will accept is $25,000 with subsequent purchase payments of $5,000 ($1,000 subsequent purchase payments for qualified Contracts), although we may decide to accept lower amounts. We will accept total purchase payments under your Contract of up to $2 million. You must obtain our prior approval to make total purchase payments in excess of $2 million.


     The principal underwriter of the Contracts is Hornor, Townsend & Kent, Inc. ("HTK"), 600 Dresher Road, Horsham, PA 19044, a wholly-owned subsidiary of Penn Mutual. Total commissions on purchase payments made under the Contract will not exceed 5 1/2% and trailer commissions based on a percentage of Contract Value, other allowance and overrides may be paid.


WHAT ARE PURCHASE PAYMENT ENHANCEMENTS?

     We will credit purchase payment enhancements to your Contract based upon the amounts of your purchase payments and withdrawals (if any).


     When you make a purchase payment, we will determine your purchase payment enhancement by multiplying the amount of the purchase payment by the applicable purchase payment enhancement percentage set forth in the table below. The purchase payment enhancement percentage is based on total purchase payments less total withdrawals. We will credit the purchase payment enhancement to your Contract and allocate the enhancement amount to the subaccounts of the Separate Account and/or the fixed interest accounts, along with your purchase payments, in accordance with your direction.


     If you make more than one purchase payment during the first Contract Year, we will determine if any additional purchase payment enhancements will be credited for the prior purchase payments you have made by taking the difference between (1) the cumulative prior purchase payments made during the Contract Year multiplied by the purchase payment enhancement percentage applied to the current purchase payment, and (2) the prior cumulative purchase payment enhancements credited to the contract during that Contract Year. If the result exceeds zero, the excess will be credited to the contract as a purchase payment enhancement at the same time as the purchase payment is credited.


     The Contract provides no specific charge for providing the purchase payment enhancement. Penn Mutual pays the purchase payment enhancement from its surplus which reflects revenues from multiple sources, including the administrative, mortality and expense risk, and deferred sales charges made under the Contract. The charges are expected to produce a profit or return to Penn Mutual's surplus, in addition to covering the cost of issuing and administering the Contract.


     WE RESERVE THE RIGHT TO DISCONTINUE CREDITING PURCHASE PAYMENT ENHANCEMENTS UNDER THIS CONTRACT IN THE FUTURE, PROVIDED WE GIVE YOU ADVANCE WRITTEN NOTICE.


         TOTAL PURCHASE PAYMENTS LESS              PURCHASE PAYMENT ENHANCEMENT
                 WITHDRAWALS                                 PERCENTAGE
               Less than $50,000                                3%
              $50,000 to $149,999                               4%
              $150,000 and higher                               5%

     If the purchase payment on the initial application is equal to $2,000,000 or more, a 6% purchase payment enhancement will be applied to the initial purchase payment only.

     For purposes of calculating any death benefit available under the Contract or through a rider, we treat purchase payment enhancements as earnings rather than as purchase payments.


DO I ALWAYS GET TO KEEP MY PURCHASE PAYMENT ENHANCEMENTS?

     You won't always get to keep the purchase payment enhancements credited to your Contract. We will take back or "recapture" some or all of the purchase payment enhancements under certain circumstances:

     - If you cancel your Contract during the "Right to Review" period described in your Contract, we will recapture the entire portion of the Contract Value which is attributable to the purchase payment enhancement. Thus, in the event of cancellation, you bear no investment risk with respect to the purchase payment enhancement.

     - If you make a withdrawal from your Contract where a contingent deferred sales charge is applied, we will recapture any purchase payment enhancement credited to your Contract within 12 months of the withdrawal. We will not recapture the purchase payment enhancement when there is a free withdrawal. SEE FREE WITHDRAWALS in this Prospectus.

DO PURCHASE PAYMENT ENHANCEMENTS BENEFIT ALL PEOPLE?

     No. Penn Mutual issues a variety of individual variable and fixed annuity contracts designed to meet different retirement planning goals. We issue contracts with no purchase payment enhancement, lower mortality and expenses risk charges, lower contingent deferred sales charges and/or shorter contingent deferred sales charge periods. You should consider the following factors when determining which annuity contract is appropriate for you:

     -    The length of time that you plan to continue to own your contract.

     -    The frequency, amount and timing of withdrawals you plan to make.

     -    The amount of purchase payments you plan to make.

     - Whether you might experience an event that results in the loss of some or all of the purchase payment enhancements.

     The purchase payment enhancement feature would be disadvantageous to a purchaser who makes a withdrawal, subject to a contingent deferred sales charge, within 12 months of the crediting of a purchase enhancement. With respect to a withdrawal during the first contract year, the contingent deferred sales charge would be higher than in other contracts we offer. Also, in a declining market, the purchaser would bear the loss on the credit enhancement.

WHAT TYPES OF ANNUITY PAYMENTS MAY I CHOOSE?


     After the first Contract anniversary date, you may choose: (1) an annuity for a set number of years, (2) a life annuity, (3) a life annuity with payments guaranteed for 10 or 20 years, (4) a joint and survivor life annuity or (5) any other form of annuity that we may agree upon. You may choose a variable annuity (except for a set number of years), a fixed annuity, or a combination of both. You may choose a person other than yourself to be the Annuitant. Currently, during the Annuity Payout Period, your variable annuity may not be allocated to more than four subaccounts.


     VARIABLE ANNUITY PAYMENTS. The size of your variable annuity payments will vary depending upon the performance of the investment options that you choose for the Annuity Payout Period. Your payments also will depend on the size of your investment, the type of annuity you choose, the expected length of the annuity period, and the annuity purchase rates and charges in your Contract.

     When you purchase a variable annuity, you will pick an assumed interest rate of 3% or 5%. If the annual net investment return during the annuity payout period is greater than the rate chosen, your annuity payments will increase. If the annual net investment return is less, your payments will decrease. Choosing a higher assumed interest rate would mean a higher first annuity payment but more slowly rising or more rapidly falling subsequent payments. Choosing a lower assumed interest rate would have the opposite effect.

     During the Variable Annuity Payout Period, you (or your Beneficiary in the event of death) may transfer your Annuity Unit Values among four subaccounts of the Separate Account that you choose on the Annuity Date. You may not select other subaccounts after the Annuity Date.

     FIXED ANNUITY PAYMENTS. The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, the expected length of the annuity period, and a guaranteed 3% rate of return.

     OTHER INFORMATION. Unless you tell us otherwise:

     - you will receive a life annuity with payments guaranteed for 10 years (except if your Contract is issued under Section 403(b) of the Code you will receive a joint and survivor annuity).


     - the annuity will be split between fixed and variable in the same proportions as your Contract Value on the Annuity Date, except if your Contract Value is allocated to more than three subaccounts or more than one fixed interest account, the variable portion will be allocated to the Money Market subaccount until you give us new allocation instructions.


     - your annuity payments will begin on the later of (1) the first day of the next month after the Annuitant's 95th birthday or (2) 10 years after the contract date, unless state law requires an earlier Annuity Date. The Annuity Date under the Contract must be on the first day of a month.

     You may change the Annuity Date or your annuity option by giving us written notice at our administrative office at least 30 days prior to the current Annuity Date. If your Contract Value is less than $5,000 ($2,000 for Contracts sold in New York), we may pay you in a lump sum. We usually make annuity payments monthly, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. If necessary, we will adjust the frequency of your payments so that payments are at least $50 each ($20 for Contracts sold in New York). For information on the treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

WHAT ARE THE DEATH BENEFITS UNDER MY CONTRACT?

     You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate. You may change the Beneficiary at any time before your death or the death of the Annuitant, whichever occurs first.

     If you die before the Annuity Date and you are not the Annuitant, we will pay your Beneficiary the Contract Value as of the date our administrative office receives proof of death and other information required to process the payment. If you are the Annuitant, we will pay your Beneficiary the death benefit described in the next paragraph.

     If the Annuitant dies before the Annuity Date, we will pay a death benefit equal to the sum of the Variable Account death benefit and the fixed interest account death benefit as of the date we receive proof of death and other information required to process the payment. The Variable Account death benefit is the greater of (1) the Variable Account Value; or (2) all purchase payments allocated and transfers made to the Variable Account, less withdrawals, and amounts transferred out. The fixed interest account death benefit is the Fixed Account Value.

     We generally pay the death benefit within seven days after we receive proof of death and all required information.


     OPTIONAL STEP-UP PLUS DEATH BENEFIT ENHANCEMENT RIDER. If the Annuitant is age 75 or less, you may purchase this death benefit enhancement rider as part of your Contract at the time we issue the Contract. If you purchase this death benefit enhancement rider, we will pay your beneficiary(ies), upon the Annuitant's death, a Death Benefit Enhancement, as described below, in addition to any other death benefit payment under the Contract. This Optional Step-Up Plus Death Benefit Enhancement Rider provides a benefit when (1) cumulative prior performance has been negative such that the Minimum Death Benefit Amount (defined below) exceeds the Variable Account Value, as determined on the first day of a calendar month, and (2) the Annuitant dies during that month.

     You may purchase this rider only at the time you purchase your Contract. The Death Benefit Enhancement from this rider is limited to $1 million.

     If you purchase this rider, the Death Benefit Enhancement is determined on the first day of the calendar month following each Contract Anniversary until the Annuitant reaches age 80 and adjusted on the first day of each calendar month following any purchase payment or withdrawal. The Death Benefit Enhancement is the Minimum Death Benefit Amount as of the first day of that month minus the greater of (a) the Variable Account Value as of the first day of that month; or (b) the sum of the purchase payments paid into the Variable Account less any withdrawals from the Variable Account.

     On the first day of the calendar month following the first Contract Anniversary, the Minimum Death Benefit Amount is equal to the Variable Account Value on the first Contract Anniversary.

     On the first day of the calendar month following the second and subsequent Contract Anniversaries, the Minimum Death Benefit Amount is equal to the greater of:

     (1) the Minimum Death Benefit Amount as of the first day of the prior calendar month adjusted for any purchase payments to or withdrawals from the Variable Account in the prior calendar month; or

     (2)  the Variable Account Value on the current Contract Anniversary.

     We make adjustments to the Minimum Death Benefit Amount on the first day of a calendar month following any purchase payment to or withdrawal from the Variable Account. We increase the Minimum Death Benefit Amount by the amount of purchase payments made to the Variable Account in the prior calendar month. We reduce the Minimum Death Benefit Amount for withdrawals taken from the Variable Account in the prior calendar month. The reduction is the greater of (1) the amount of the withdrawal or (2) the Minimum Death Benefit Amount immediately prior to the withdrawal divided by the Variable Account Value as of the date of the withdrawal multiplied by the amount of the withdrawal.

     TREATMENT OF TRANSFERS. Transfers into the Variable Account will be treated as purchase payments allocated to the Variable Account. Similarly, transfers out of the Variable Account will be treated as withdrawals from the Variable Account. This Optional Step-Up Plus Death Benefit Enhancement Rider will terminate if you withdraw or transfer the full Variable Account Value from your Contract.

     CHARGE. We will calculate and accrue a charge for your rider on the first day of each calendar month but only if the Death Benefit Enhancement is greater than zero on that day. The charge will be based on the attained age of the Annuitant as of the prior Contract Anniversary and the amount of the Death Benefit Enhancement. Accrued charges will be deducted on the Contract Anniversary or, if sooner, on the date we pay the death benefit, you begin taking annuity payments or you surrender the Contract. There is no charge for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

     For information on the cost of this death benefit enhancement rider, see WHAT CHARGES DO I PAY? in this Prospectus.


     OPTIONAL ESTATE ENHANCEMENT DEATH BENEFIT RIDER. You may purchase an estate enhancement death benefit rider with your Contract at the time the Contract is issued. If you purchase the rider and the Annuitant dies before the Annuity Date, we will pay the estate enhancement death benefit to the Beneficiary as of the date we receive due proof of death and other information required to process the payment. The estate enhancement death benefit is in addition to the death benefit described in the preceding section.

     The amount of the estate enhancement death benefit will be a percentage of the sum of the Fixed Account Value, the Variable Account Value and all withdrawals from the Contract, less all purchase payments, subject to a limit as specified in the Contract. The percentage is 40% if the Annuitant is age 60 or less at date of issue of the Contract, 35% if between ages 61 and 70, and 30% if between ages 71 and 80. The limit is $1,000 for every $1,000 of total purchase payments net of withdrawals if the Annuitant is age 60 or less at date of issue of the Contract, $600 for every $1,000 of total purchase payments net of withdrawals if the Annuitant is between ages 61 and 70 at date of issue of the Contract, and $400 for every $1,000 of total purchase payments net of withdrawals if the Annuitant is between ages 71 and 80 at date of issue of the Contract.

Example 1. Assume an individual purchases the Contract with Annuitant age 65 and with the estate enhancement death benefit attached. Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the Annuitant dies the Variable Account Value is $90,000 and the Fixed Account Value is $30,000. The benefit amount would be $14,000, which is 35% of $40,000 (the sum of the Variable Account Annuity ($90,000), the Fixed Account Value ($30,000) and withdrawals ($20,000) less purchase payments ($100,000)). The benefit cap would be $48,000 ($600 for each $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals). In this example, the estate enhancement death benefit would be $14,000.

Example 2. Assume an individual purchases the Contract with Annuitant age 65 and with the estate enhancement death benefit attached. Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the Annuitant dies the Variable Account Value is $190,000 and the Fixed Account Value is $130,000. The benefit amount would be $84,000, which is 35% of $240,000 (the sum of the Variable Account Value ($190,000), the Fixed Account Value ($130,000) and withdrawals ($20,000) less purchase payments ($100,000)). The benefit cap would be $48,000 ($600 for every $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals). In this example, the estate enhancement death benefit would be capped at $48,000.

     The estate enhancement death benefit will terminate if you withdraw or transfer the full Variable Account Value from your Contract. For information on the cost of the estate enhancement death benefit, see WHAT CHARGES DO I PAY? in this Prospectus.

     CHOOSING A LUMP SUM OR ANNUITY. Your Beneficiary has one year from your death to choose to receive the death benefit in a lump sum or as an annuity.

     - The Beneficiary has only 60 days to make this election if the death benefit is paid upon death of an Annuitant other than you.

     - If the Beneficiary chooses a lump sum, he or she may ask us to postpone payment of the lump sum for up to five years (until paid out, the death benefit will be allocated to subaccounts of the Separate Account and/or fixed interest accounts as directed by the Beneficiary).

     - If the Beneficiary chooses an annuity, we will begin annuity payments no later than one year from the date of death. Payments will be made over the Beneficiary's life or over a period not longer than the Beneficiary's life expectancy.

     - If an election is not made within one year of the date of death of the Contract Owner or within 60 days of the death of an Annuitant other than you, the death benefit will be paid to the Beneficiary in a lump sum.

     If your Beneficiary is your surviving spouse, he or she may become the Contract Owner rather than receive the death benefit. If there is more than one surviving Beneficiary, they must choose their portion of the death benefit in accordance with the above options. If the Annuitant dies on or after the Annuity Date, the death benefit payable, if any, will be paid in accordance with your choice of annuity.

     For information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

MAY I TRANSFER MONEY AMONG SUBACCOUNTS AND THE ONE YEAR FIXED INTEREST ACCOUNT?

     BEFORE THE ANNUITY DATE. You may transfer your Contract Value among subaccounts of the Separate Account and the One Year Fixed Interest Account.

     - The minimum amount that may be transferred is $250 or, if less, the amount held in the subaccount or Fixed Interest Account. In the case of partial transfers, the amount remaining in the subaccount or Fixed Interest Account must be at least $250.

     - You may transfer amounts from the One Year Fixed Interest Account only at the end of the interest period or within 25 days thereafter.

     - You may transfer from the Six Month Dollar Cost Averaging Account or the Twelve Month Dollar Cost Averaging Account to a subaccount of the Separate Account as described under Dollar Cost Averaging below.

     - You may not transfer from a subaccount of the Separate Account to the Six Month Dollar Cost Averaging Account or the Twelve Month Dollar Cost Averaging Account.

     AFTER THE ANNUITY DATE. You or the Beneficiary (upon your death or the death of the Annuitant) may transfer amounts among subaccounts of the Separate Account.

     - The minimum amount that may be transferred is $250 or, if less, the amount held in the subaccount. In the case of partial transfers, the amount remaining in the subaccount must be at least $250.

     - Transfers are currently limited to a total of three subaccounts and one fixed interest account selected at the time of annuitization.


     GENERAL RULES. Transfers will be based on values at the end of the valuation period in which the transfer request is received at our administrative office. A transfer request must be received at our administrative office from you or the agent of record (pursuant to your instructions), and all other administrative requirements must be met to make the transfer. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone. For transfers other than dollar cost averaging and automatic rebalancing, we reserve the right to charge a fee, although we have no present intention of doing so. The Contract is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options to engage in market timing. We therefore reserve the right not to accept programmed or frequent requests used for market timing, to change our telephone transaction policies and procedures at any time to restrict the use of telephone transfers for market timing and to otherwise restrict market timing when we believe it is in the interest of all of our Contract Owners to do so. We will notify you in writing in a timely manner of any actions we take to restrict your ability to make transfers.

     DOLLAR COST AVERAGING. Dollar cost averaging is a way to invest in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over market cycles. You can have a fixed percentage of your account value transferred monthly to one or more subaccounts to achieve dollar cost averaging. These transfers may be made only from one of the following accounts: Money Market Subaccount, Limited Maturity Bond Subaccount, Quality Bond Subaccount, or from either the Six Month Dollar Cost Averaging Account or the Twelve Month Dollar Cost Averaging Account. You may do this for up to 60 months with a maximum of 6 months for the Six Month Dollar Cost Averaging Account or a maximum of 12 months for the Twelve Month Dollar Cost Averaging Account. If you stop the program while in a specific dollar cost averaging account, any money left in the Six Month or Twelve Month Dollar Cost Averaging Account will be transferred into the One Year Fixed Interest Account, unless you specify otherwise. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office at 800-523-0650.

     AUTOMATIC REBALANCING. Automatic rebalancing is a way to maintain your desired asset allocation percentages. Because the value of your subaccounts will fluctuate in response to investment performance, your asset allocation percentages may become out of balance over time. If you elect automatic rebalancing, we will transfer funds under your Contract on a quarterly (calendar) basis among the subaccounts to maintain a specified percentage allocation among your selected variable investment options. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office at 800-523-0650. You may discontinue the program at any time.


     Dollar cost averaging and automatic rebalancing may not be in effect at the same time and are not available after annuitization. There is no charge for dollar cost averaging or automatic rebalancing.

MAY I WITHDRAW ANY OF MY MONEY?


     Before the Annuity Date and the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value. We base your withdrawal on your Contract Value next determined after we receive a proper written request (and the Contract, in case of a full withdrawal) at our administrative office. We normally will pay you within seven days. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS.

     - The minimum withdrawal is $500. However, if it is your first withdrawal in a Contract Year, the minimum withdrawal is the Free Withdrawal Amount if that amount is less than $500. The Free Withdrawal Amount is equal to 15% of the purchase payments as of the date of the request.


     - You may make a partial withdrawal only if the amount remaining in the Contract is at least $5,000 and the balance remaining in each subaccount or a fixed interest account is at least $250.

     - If you do not tell us otherwise, the withdrawal will be taken pro rata from the variable subaccounts; if the partial withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from a fixed interest account beginning with the fixed interest account with the shortest interest period.

     SYSTEMATIC WITHDRAWALS. If your Contract Value is at least $25,000 and you have not made a Free Withdrawal in the current contract year, you can make systematic withdrawals. These are regular payments that we make to you on a monthly, quarterly, semiannual or annual basis. It is a convenient way for you to withdraw a limited percentage of purchase payments without incurring a contingent deferred sales charge. The total amount that you withdraw in a Contract Year cannot exceed your Free Withdrawal Amount, and the minimum amount of each withdrawal payment is $100. Your payments will begin on the next withdrawal date after we receive your request. See FREE WITHDRAWALS below. For information on the tax treatment of withdrawals, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

     403(b) WITHDRAWALS. There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals may be made only if the Contract Owner is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

DEFERMENT OF PAYMENTS AND TRANSFERS

     We reserve the right to defer a withdrawal, a transfer of Contract Value, or annuity payments funded by the Separate Account if: (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists that makes it impractical for us to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

WHAT CHARGES DO I PAY?

     The following discussion explains the Contract charges that you pay. You also pay expenses of the Funds that you select as investment options in the Separate Account. See the prospectuses of the Funds for information on Fund expenses.

     ADMINISTRATION CHARGES:

     These charges reimburse us for administering the Contract and the Separate Account.

     - We deduct from your Variable Account Value an annual contract administration charge that is the lesser of $40 or 2% of your Variable Account Value. You will not pay this charge if your

          Variable Account Value is more than $100,000. To pay this charge, we cancel Accumulation Units credited to your Contract, pro rata among the subaccounts in which you invest.

     - We deduct from the net asset value of the Separate Account a daily administration charge that will not exceed an effective annual rate of 0.15%.

     For transfers among investment options other than dollar cost averaging and automatic rebalancing, we reserve the right to charge for making the transfer, although we have no present intention of doing so.

     MORTALITY AND EXPENSE RISK CHARGE:

     We deduct from the net asset value of the Separate Account a daily mortality and expense risk charge that will not exceed an effective annual rate of 1.25%. This charge compensates us for the mortality-related guarantees we make under the Contract (E.G., the death benefit and the guarantee that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed), and for the risk that our administration charges will be insufficient to cover administration expenses over the life of the Contracts. The mortality and expense risk charge is paid during both the accumulation and variable annuity pay-out phases of the Contract.

     CONTINGENT DEFERRED SALES CHARGE:

     This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from the surplus of Penn Mutual, which may include proceeds from the mortality and expense risk charge.

     You pay this charge only if you withdraw a purchase payment within nine years of the effective date of payment. This charge does not apply to earnings or purchase payment enhancements. The following table shows the schedule of the contingent deferred sales charge that will be applied to withdrawal of a purchase payment, after allowing for the free withdrawals which are described in the next subsection. Purchase payments will be treated as withdrawn on a first-in, first-out basis. However, for contracts sold to certain charitable remainder trusts, any gains will be treated as withdrawn first before the withdrawal of purchase payments.

               YEAR AFTER PURCHASE PAYMENT
               IN WHICH WITHDRAWAL IS MADE      APPLICABLE CHARGE
               ---------------------------      -----------------
                  First                                 8%

                  Second                                8%

                  Third                                 8%

                  Fourth                                8%

                  Fifth                                 7%

                  Sixth                                 6%

                  Seventh                               5%

                  Eighth                                3%

                  Ninth                                 3%

                  Tenth and thereafter                  0%

     The contingent deferred sales charge may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales expenses. The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such sales. The reduction will not unfairly discriminate against any Contract Owner.

     FREE WITHDRAWALS:

     NINE YEAR-OLD PURCHASE PAYMENTS. You may withdraw any purchase payment that was made more than nine years before the withdrawal without incurring a contingent deferred sales charge.

     ANNUAL WITHDRAWALS OF 15% OF PURCHASE PAYMENTS. On the last day of the first contract year and once each contract year thereafter, you may withdraw, without incurring a contingent deferred sales charge, up to 15% of total purchase payments as of the date of the request. You may take a free withdrawal on a single sum basis or systematically, but not both. The free withdrawal amount will be applied to purchase payments on a first-in, first-out basis. With respect to any withdrawal in excess of the free withdrawal limit in a contract year, the contingent deferred sales charge schedule set forth above will apply to the remainder of the purchase payments so withdrawn on a first-in, first-out basis. This free withdrawal applies only to the first withdrawal request made in a contract year and the amount is not cumulative from year to year.

     MEDICALLY RELATED WITHDRAWAL. Subject to state law, after the first contract year and before the Annuity Date, you may withdraw, without incurring a contingent deferred sales charge, all or part of your Contract Value (up to a maximum of $5,000) if certain medically related contingencies occur. This free withdrawal is available if you are (1) first confined in a nursing home or hospital while this Contract is in force and remain confined for at least 90 days in a row or (2) first diagnosed as having a fatal illness (an illness expected to result in death within 2 years for 80% of diagnosed cases) while this Contract is in force. The precise terms and conditions of this benefit are set forth in the Contract. It is not available if your age at issue is greater than 75. The medically related contingencies that must be met for free withdrawal vary in some states.

     DISABILITY RELATED WITHDRAWAL. You may withdraw, without incurring a contingent deferred sales charge, part or all of your Contract Value if you (you or the Annuitant for qualified Contracts) become totally disabled as defined in the Contract.

     OTHER WITHDRAWALS. There is no contingent deferred sales charge imposed upon minimum distributions under qualified contracts which are required by the Code.


     STEP-UP PLUS DEATH BENEFIT ENHANCEMENT RIDER (OPTIONAL):

     We will calculate a charge on the first day of each calendar month but only if the Death Benefit Enhancement is greater than zero on that day. The monthly charges will be accumulated during a contract year and deducted on the Contract Anniversary. In addition, we will deduct any uncollected rider charges on the date we pay the death benefit under your Contract, the date you elect to begin taking annuity payments or the date you surrender your Contract.

     The charge for any month will be the rate from the tables shown below based on the attained age of the Annuitant as of the prior Contract Anniversary multiplied by the Death Benefit Enhancement. There is no charge for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

     We will deduct the charge by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the subaccounts comprising the Variable Account Value.



                                       MONTHLY CHARGE PER $1,000 OF
              ATTAINED AGE                       BENEFIT
              ------------             ----------------------------
              Less than 40                      $   0. 208
                40-44                                0.208
                45-49                                0.333
                50-54                                0.458
                55-59                                0.708
                60-64                                1.083
                65-69                                1.667
                70-74                                2.708
                75-79                                4.250
                80-84                                7.083
                85-89                               11.000
                90-94                               17.292


     ESTATE ENHANCEMENT DEATH BENEFIT RIDER (OPTIONAL):

     For Annuitants who are 60 years of age or less at date of issue, the current charge for the rider is 0.15% of the average Variable Account Value and Fixed Account Value. For Annuitants between the age of 61 and 70, the current charge is 0.25% and for Annuitants between the age of 71 and 80, the current charge is 0.55%. The guaranteed maximum charge that we may make for this rider for issue ages of 60 years or less, issues ages between 61 and 70, and issue ages between 71 and 80 are 0.20%, 0.30% and 0.60%, respectively. The charge will be made on each Contract anniversary and at any time the Variable Account Value is withdrawn or transferred in full. The charge will be deducted by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the subaccounts comprising the Variable Account Value.

     PREMIUM TAXES:

     Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Generally, any premium taxes payable will be deducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments. Currently, state premium taxes on purchase payments range from 0% to 3 1/2%.

PERFORMANCE INFORMATION

     We may advertise total return performance and annual changes in accumulation unit values.

     Information on total return performance will include average annual rates of total return for one, five and ten year periods, or lesser periods depending on how long the underlying Fund has been available through a subaccount of the Separate Account. Average annual total return figures will show the average annual rates of increase or decrease in investments in the subaccounts, assuming a hypothetical $1,000 investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable fund and Contract charges. We also may show average annual rates of total return, assuming investment on the inception date of the underlying Fund, other amounts invested at the beginning of the period and no withdrawal at the end of the period. Average annual total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the contingent deferred sales charge (if applicable, the contingent deferred sales charge would reduce the amount that may be withdrawn under the Contracts).

MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT

GENERAL INFORMATION


     You may allocate or transfer money to our One Year Fixed Interest Account. The interest rate that you earn on money in this account is set at the time you invest and will not vary during the one year period. The rate will never be less than 3%. We reserve the right to reduce our guaranteed minimum interest rate if permitted by your state. If required by law, we will notify you in advance of any such change. The One Year Fixed Interest Account may not be available in all states.

     If you participate in our dollar cost averaging program, you may allocate money to either our Six Month Dollar Cost Averaging Account or our Twelve Month Dollar Cost Averaging Account. Amounts may be only allocated to one of the dollar cost averaging accounts. The interest rate that you earn is set at the time that you invest and will not vary during the period you selected. The rate will never be less than 3%, unless applicable law permits a reduction. If you stop dollar cost averaging before your money has been in either account for the full six month or twelve month term, your money will be transferred to the One Year Fixed Interest Account unless you specify a different investment option.


     You may transfer money in the One Year Fixed Interest Account to subaccounts of the Separate Account, subject to the fixed interest account provisions of your Contract. If you do not withdraw or reallocate money in the One Year Fixed Interest Account within 25 days after the end of an interest period, we will treat it as a new allocation to the One Year Fixed Interest Account.

     LOANS UNDER SECTION 403(b) CONTRACTS

     If your Contract qualifies under Section 403(b) of the Code, and if state law permits, you may be able to borrow against money that you have invested in a fixed interest account. Review your Contract loan endorsement or consult our representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments.


     When you borrow, an amount equal to your loan will be transferred, as collateral, from your Separate Account subaccounts to an account in our general account called the "Restricted Account." Amounts transferred to the Restricted Account currently earn interest at a rate of 1 1/2 percentage points less than the rate of interest that we charge you on the loan. The lowest possible interest that you could earn on your Restricted Account assets is 2 1/2 percentage points less than the rate charged on the loan. On your Contract Anniversary, the accrued interest in the Restricted Account will be transferred to your Separate Account subaccounts in accordance with your current payment allocation instructions.


     Loan repayments are due quarterly. When you repay part of your loan, we transfer an amount equal to the principal portion of the repayment from the Restricted Account to the Money Market subaccount. You may then transfer amounts from the Money Market subaccount to the other investment options offered under the Contract.

     If you are in default, we will report the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59 1/2, as a premature distribution that may be subject to a 10% penalty. We will repay the loan by withdrawing the amount in default, plus interest and any applicable contingent deferred sales charge, from your Separate Account subaccounts in accordance with your Loan Request and Agreement. If Section 403(b) prevents us from doing this, your outstanding loan balance will continue to accrue interest and the amount due will be withdrawn when a withdrawal becomes permissible. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.

     Loans are subject to the terms of your Contract, your Section 403(b) plan and the Code, and, in the case of plans subject to the Employee Retirement Income Security Act of 1974, the ERISA regulations on plan loans, all of which may impose restrictions. We reserve the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, it is the responsibility of the fiduciary to ensure that any Contract loans comply with plan qualification requirements, including ERISA.

FEDERAL INCOME TAX CONSIDERATIONS

     The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this Prospectus, which may change, and does not address state or local tax laws. For further information, you should consult qualified tax counsel.

     You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your beneficiary as a withdrawal, death benefit or an annuity payment.

     WITHDRAWALS AND DEATH BENEFITS. You may pay tax on a withdrawal, and your beneficiary may pay tax on a death benefit. The taxable portion of these payments generally will be the amount by which the payment exceeds your cost. Thus, you or your Beneficiary generally will have taxable income to the extent that your Contract Value exceeds your purchase payments. Ordinary income tax rates apply. If you designate a Beneficiary who is either your grandchild or more than 37 1/2 years younger than you, you may be subject to the Generation Skipping Transfer Tax under Section 2601 of the Code.

     In the case of a nonqualified Contract and death of an Annuitant who was not the Contract Owner, an election to receive the death benefit in the form of annuity payment must be made within 60 days. If such election is not made, the gain from the Contract will generally be taxed as a lump sum payment, as described in the preceding paragraph.

     ANNUITY PAYMENTS. The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

     Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

     EARLY WITHDRAWALS. An additional income tax of 10% may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on:

     - early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary;

     -    withdrawals made on or after age 59 1/2;

     -    on distributions made after death; or

     -    withdrawals attributable to total and permanent disability.

     TRANSFERS. You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration special rules apply. These rules do not apply to transfers between spouses or to transfers incident to a divorce.


     SEPARATE ACCOUNT DIVERSIFICATION. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II, and Van Kampen's The Universal Institutional Funds, Inc. intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.


     The Treasury Department has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. If a variable contract owner is treated as owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. No such regulations or revenue rulings have been issued to date. It is possible that when regulations or rulings are issued, the Contracts may need to be modified to comply with them.

     QUALIFIED PLANS. The Contracts may be used in connection with certain retirement plans that qualify for special tax treatment under the Code. The plans include rollover individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs) and certain tax deferred annuities qualified under Section 403(b) of the Code. Qualified Contracts have special provisions in order to be treated as qualified under the Code.

     For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before purchasing a contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.

     Distribution must generally commence from individual retirement annuities and from contracts qualified under Section 403(b) no later than the April 1 following the calendar year in which the Contract Owner attains age 70 1/2. Failure to make such required minimum distributions may result in a 50% tax on the amount of the required distribution.

     Generally, under a nonqualified annuity or rollover individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that Penn Mutual believes are includable in gross income for tax purposes will be subject to mandatory withholding to meet federal income tax obligations. The same treatment will apply to distributions from a Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan.

     This general summary of federal income tax does not address every issue that may affect you. You should consult qualified tax counsel.

FINANCIAL STATEMENTS

     The financial statements of the Separate Account and the consolidated financial statements of the Company appear in the Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.

STATEMENT OF ADDITIONAL INFORMATION CONTENTS


VARIABLE ANNUITY PAYMENTS                                       B-2
         First Variable Annuity Payment                         B-2
         Subsequent Variable Annuity Payments                   B-2
         Annuity Units                                          B-2
         Value of Annuity Units                                 B-2
         Net Investment Factor                                  B-2
         Assumed Interest Rate                                  B-3
         Valuation Period                                       B-3

PERFORMANCE DATA                                                B-3
         Average Annual Total Return                            B-3

ADMINISTRATIVE AND RECORDKEEPING SERVICES                       B-7

DISTRIBUTION OF CONTRACTS                                       B-7

CUSTODIAN                                                       B-7

INDEPENDENT AUDITORS                                            B-7

LEGAL MATTERS                                                   B-7

FINANCIAL STATEMENTS                                            B-7

                                   APPENDIX A

     This Appendix contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

PENN SERIES MONEY MARKET FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                      YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------
                                          2002           2001           2000          1999(a)
-----------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                   $     11.161   $     10.884   $     10.393   $     10.000
Accumulation Unit Value,
end of period                         $     11.187   $     11.161   $     10.884   $     10.393
Number of Accumulation Units
outstanding, end of period               1,262,109        648,187        172,667         15,304


(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

PENN SERIES LIMITED MATURITY BOND FUND SUBACCOUNT(a)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                      YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------
                                          2002           2001           2000          1999(b)
-----------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                   $     11.183   $     10.635   $     10.015   $     10.000
Accumulation Unit Value,
end of period                         $     11.717   $     11.183   $     10.635   $     10.015
Number of Accumulation Units
outstanding, end of period                 565,396         89,072         13,396          4,391


(a) Neuberger Berman Advisors Management Trust Limited Maturity Bond Portfolio Subaccount prior to May 1, 2002.

(b) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

PENN SERIES QUALITY BOND FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                      YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------
                                          2002           2001           2000          1999(a)
-----------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                   $     11.709   $     10.903   $      9.872   $     10.000
Accumulation Unit Value,
end of period                         $     12.156   $     11.709   $     10.903   $      9.872
Number of Accumulation Units
outstanding, end of period               1,536,051        892,054         63,890         28,113


(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                      YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------
                                          2002           2001           2000          1999(a)
-----------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                   $     10.273   $      9.743   $     10.259   $     10.000
Accumulation Unit Value,
end of period                         $     10.475   $     10.273   $      9.743   $     10.259
Number of Accumulation Units
outstanding, end of period                 406,091        234,808         36,361         21,145


(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                      YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------
                                          2002           2001           2000          1999(a)
-----------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                   $     13.824   $     12.711   $     10.547   $     10.000
Accumulation Unit Value,
end of period                         $     13.757   $     13.824   $     12.711   $     10.547
Number of Accumulation Units
outstanding, end of period               2,309,692        772,946         62,964         39,752


(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

PENN SERIES GROWTH EQUITY FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                      YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------
                                          2002           2001           2000          1999(a)
-----------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                   $      7.114   $      9.662   $     13.260   $     10.000
Accumulation Unit Value,
end of period                         $      4.566   $      7.114   $      9.662   $     13.260
Number of Accumulation Units
outstanding, end of period                 690,910        682,221        122,879         25,504


(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.


PENN SERIES LARGE CAP VALUE FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                      YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------
                                          2002           2001           2000          1999(a)
-----------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                   $     10.496   $     10.905   $      9.818   $     10.000
Accumulation Unit Value,
end of period                         $      8.801   $     10.496   $     10.905   $      9.818
Number of Accumulation Units
outstanding, end of period                 638,638        348,986         37,505         22,230


(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

PENN SERIES LARGE CAP GROWTH FUND SUBACCOUNT(a)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                      YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------
                                         2002(a)
-----------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                   $     10.000
Accumulation Unit Value,
end of period                         $      8.361
Number of Accumulation Units
outstanding, end of period                  46,278



(a) For the period May 1, 2002 (date subaccount was established) through December 31, 2002.


PENN SERIES INDEX 500 FUND SUBACCOUNT(a)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                      YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------
                                          2002           2001           2000          1999(b)
-----------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                   $      9.249   $     10.657   $     11.907   $     10.000
Accumulation Unit Value,
end of period                         $      7.088   $      9.249   $     10.657   $     11.907
Number of Accumulation Units
outstanding, end of period                 964,164        769,958        136,019         72,842


(a) Fidelity Investments Variable Insurance Products Index 500 Portfolio Subaccount prior to May 1, 2000.

(b) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

PENN SERIES MID CAP GROWTH FUND SUBACCOUNT(a)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                      YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------
                                          2002           2001          2000(b)
-----------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                   $      6.145   $      8.668   $     10.000
Accumulation Unit Value,
end of period                         $      4.084   $      6.145   $      8.668
Number of Accumulation Units
outstanding, end of period                 685,869        456,042         81,282


(a) Neuberger Berman Advisors Management Trust Partners Portfolio prior to May 1, 2000.

(b) For the period October 23, 2000 (date subaccount was established) through December 31, 2000.

PENN SERIES MID CAP VALUE FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                      YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------
                                          2002           2001           2000          1999(a)
-----------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                   $     12.138   $     12.712   $     10.601   $     10.000
Accumulation Unit Value,
end of period                         $     10.842   $     12.138   $     12.712   $     10.601
Number of Accumulation Units
outstanding, end of period                 388,902        359,610         19,960         25,519


(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

PENN SERIES STRATEGIC VALUE  FUND SUBACCOUNT(a)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                      YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------
                                         2002(a)
-----------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                   $     10.000
Accumulation Unit Value,
end of period                         $      8.495
Number of Accumulation Units
outstanding, end of period                  56,754



(a) For the period May 1, 2002 (date subaccount was established) through December 31, 2002.


PENN SERIES EMERGING GROWTH FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                      YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------
                                          2002           2001           2000          1999(a)
-----------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                   $     16.582   $     19.981   $     28.356   $     10.000
Accumulation Unit Value,
end of period                         $      9.470   $     16.582   $     19.981   $     28.356
Number of Accumulation Units
outstanding, end of period                 274,259        213,125         72,912         26,453


(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

PENN SERIES SMALL CAP VALUE FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                      YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------
                                          2002           2001           2000          1999(a)
-----------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                   $     12.584   $     10.930   $      9.747   $     10.000
Accumulation Unit Value,
end of period                         $     10.328   $     12.584   $     10.930   $      9.747
Number of Accumulation Units
outstanding, end of period                 483,927        258,125         28,569          1,759


(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                      YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------
                                          2002           2001           2000          1999(a)
-----------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                   $      8.003   $     11.291   $     14.079   $     10.000
Accumulation Unit Value,
end of period                         $      7.107   $      8.003   $     11.291   $     14.079
Number of Accumulation Units
outstanding, end of period                 280,777        191,787         77,062         45,321


(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

PENN SERIES REIT FUND SUBACCOUNT(a)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD



                                      YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------
                                         2002(a)
-----------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                   $     10.000
Accumulation Unit Value,
end of period                         $      9.158
Number of Accumulation Units
outstanding, end of period                  64,005



(a) For the period May 1, 2002 (date subaccount was established) through December 31, 2002.


NEUBERGER BERMAN BALANCED PORTFOLIO SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                      YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------
                                          2002           2001           2000          1999(a)
-----------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                   $     10.678   $     12.498   $     13.279   $     10.000
Accumulation Unit Value,
end of period                         $      8.723   $     10.678   $     12.498   $     13.279
Number of Accumulation Units
outstanding, end of period                 392,053        299,267         60,723          1,560


(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

FIDELITY INVESTMENTS' EQUITY-INCOME PORTFOLIO SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                      YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------
                                          2002           2001           2000          1999(a)
-----------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                   $     10.549   $     11.255   $     10.528   $     10.000
Accumulation Unit Value,
end of period                         $      8.639   $     10.549   $     11.255   $     10.528
Number of Accumulation Units
outstanding, end of period                 634,787        382,311         61,224         88,377


(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

FIDELITY INVESTMENTS' GROWTH PORTFOLIO SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                      YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------
                                          2002           2001           2000          1999(a)
-----------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                   $      9.662   $     11.898   $     13.555   $     10.000
Accumulation Unit Value,
end of period                         $      6.659   $      9.662   $     11.898   $     13.555
Number of Accumulation Units
outstanding, end of period                 914,951        574,206        138,303         60,951


(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

FIDELITY INVESTMENTS' ASSET MANAGER PORTFOLIO SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                      YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------
                                          2002           2001           2000          1999(a)
-----------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                   $      9.883   $     10.396   $     10.975   $     10.000
Accumulation Unit Value,
end of period                         $      8.850   $      9.833   $     10.396   $     10.975
Number of Accumulation Units
outstanding, end of period                 117,897         78,299         24,490         14,010


(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

VAN KAMPEN'S EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO SUBACCOUNT VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                      YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------
                                          2002           2001           2000          1999(a)
-----------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period                   $     10.453   $     11.336   $     18.913   $     10.000
Accumulation Unit Value,
end of period                         $      9.391   $     10.453   $     11.336   $     18.913
Number of Accumulation Units
outstanding, end of period                  65,917         67,195         14,415            572


(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

STATEMENT OF ADDITIONAL INFORMATION - MAY 1, 2003

ENHANCED CREDIT VARIABLE ANNUITY


PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA 19172 - TELEPHONE (800) 523-0650

INDIVIDUAL VARIABLE AND FIXED ANNUITY CONTRACT


This statement of additional information is not a prospectus. It should be read in conjunction with the current Prospectus dated May 1, 2003 for the individual variable and fixed annuity contract (the "Contract"). The Contract is funded through Penn Mutual Variable Annuity Account III (referred to as the "Separate Account" in the Prospectus and this Statement of Additional Information). To obtain the Prospectus you may write to The Penn Mutual Life Insurance Company ("Penn Mutual" or the "Company"), Attn: SAI Request, Philadelphia, PA 19172 or visit our web site at www.pennmutual.com or you may call (800) 523-0650. Terms used in this Statement of Additional Information have the same meaning as in the Prospectus.


TABLE OF CONTENTS


VARIABLE ANNUITY PAYMENTS                                   B-2
     First Variable Annuity Payment                         B-2
     Subsequent Variable Annuity Payments                   B-2
     Annuity Units                                          B-2
     Value of Annuity Units                                 B-2
     Net Investment Factor                                  B-2
     Assumed Interest Rate                                  B-3
     Valuation Period                                       B-3

PERFORMANCE DATA                                            B-3
     Average Annual Total Return                            B-3

ADMINISTRATIVE AND RECORDKEEPING SERVICES                   B-7

DISTRIBUTION OF CONTRACTS                                   B-7

CUSTODIAN                                                   B-7

INDEPENDENT AUDITORS                                        B-7

LEGAL MATTERS                                               B-7

FINANCIAL STATEMENTS                                        B-7

VARIABLE ANNUITY PAYMENTS

FIRST VARIABLE ANNUITY PAYMENT

     When a variable annuity is effected, we will first deduct applicable premium taxes, if any, from the Contract Value. The dollar amount of the first monthly annuity payment will be determined by applying the net Contract Value to the annuity table set forth in the contract for the annuity option chosen. The annuity tables show the amount of the first monthly income payment under each annuity option for each $1,000 of value applied, based on the Annuitant's age at the Annuity Date. The annuity tables are based on the Annuity 2000 Basic Table with interest rates at 3% or 5%.

SUBSEQUENT VARIABLE ANNUITY PAYMENTS

     The dollar amount of subsequent variable annuity payments will vary in accordance with the investment experience of the subaccount(s) of the Separate Account applicable to the annuity. Each subsequent variable annuity payment will equal the number of annuity units credited, multiplied by the value of the annuity unit for the valuation period. Penn Mutual guarantees that the amount of each subsequent annuity payment will not be affected by variations in expense or mortality experience.

ANNUITY UNITS

     For each subaccount selected, the number of annuity units is the amount of the first annuity payment allocated to the subaccount divided by the value of an annuity unit for the subaccount on the Annuity Date. The number of your annuity units will not change as a result of investment experience.

VALUE OF ANNUITY UNITS

     The value of an annuity unit for each subaccount was arbitrarily set at $10 when the subaccount was established. The value may increase or decrease from one valuation period to the next. For a valuation period, the value of an annuity unit for a subaccount is the value of an annuity unit for the subaccount for the last prior valuation period multiplied by the net investment factor for the subaccount for the valuation period. The result is then multiplied by a factor to neutralize an assumed interest rate of 3% or 5%, as applicable, built into the annuity tables.

NET INVESTMENT FACTOR

     For any subaccount, the net investment factor for a valuation period is determined by dividing (a) by (b) and subtracting (c):

WHERE (a) IS:

     The net asset value per share of the mutual fund held in the subaccount, as of the end of the valuation period.

     PLUS

     The per share amount of any dividend or capital gain distributions by the mutual fund if the "ex-dividend" date occurs in the valuation period.

     PLUS OR MINUS

     A per share charge or credit, as we may determine as of the end of the valuation period, for provision for taxes (if applicable).

WHERE (b) IS:

     The net asset value per share of the mutual fund held in the subaccount as of the end of the last prior valuation period.

     PLUS OR MINUS

     The per share charge or credit for provision for taxes as of the end of the last prior valuation period (if applicable).

WHERE (c) IS:

     The sum of the mortality and expense risk charge and the daily administration charge. On an annual basis, the sum of such charges equals 1.40% of the daily net asset value of the subaccount.

ASSUMED INTEREST RATE

     Assumed interest rates of 3% or 5% are included in the annuity tables in the contracts. A higher assumption would mean a higher first annuity payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate on an annual basis is equal to the assumed interest rate you have selected, annuity payments will be level.

VALUATION PERIOD

     Valuation period is the period from one valuation of underlying fund assets to the next. Valuation is performed each day the New York Stock Exchange is open for trading.

PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURN

     The performance data in the following tables include average annual total return of subaccounts of the Separate Account computed in accordance with the standard formula and limitations prescribed by the Securities and Exchange Commission and average annual total return information based upon different hypothetical assumptions. Average annual total return figures reflect any Purchase Payment Enhancement credited.

TABLE 1 AVERAGE ANNUAL TOTAL RETURN ON $1,000 INVESTMENT - ASSUMING WITHDRAWAL OF INVESTMENT AT END OF PERIOD


                                                                          AVERAGE ANNUAL TOTAL RETURN
                                                                 --------------------------------------------
                                                                    ONE            FIVE       SINCE INCEPTION
                                                                    YEAR          YEARS        OR TEN YEARS
                                                   INCEPTION       ENDED          ENDED            ENDED
FUND (MANAGER)                                       DATE*        12/31/02       12/31/02         12/31/02
--------------                                    ----------     ----------     ----------    ---------------
Quality Bond (a)                                     3/17/87          -0.53%          5.04%          5.97%
     (Independence Capital)
Limited Maturity Bond (a)                             5/1/00           0.39%           n/a           4.25%
     (Independence Capital)
High Yield Bond (a)                                   8/6/84          -2.30%          0.99%          5.76%
     (T. Rowe Price)
Flexibly Managed (a)                                 7/31/84          -4.66%          6.94%         10.52%
     (T. Rowe Price)
Growth Equity (a)                                     6/1/83         -38.57%         -9.22%          1.81%
     (Independence Capital)
Index 500 (a)                                         5/1/00         -19.69%         -1.69%          7.87%
     (Wells)
Mid Cap Growth (a)                                    5/1/00            n/a            n/a         -33.30%
     (Turner)
Mid Cap Value (a)                                     5/1/00         -26.62%           n/a         -19.07%
     (Neuberger Berman)
Large Cap Value (a)                                  3/17/87         -36.38%           n/a         -29.87%
     (Putnam)
Large Cap Growth (a)                                  5/1/02         -14.44%           n/a          -0.12%
     (Franklin)
Strategic Value (a)                                   5/1/02            n/a            n/a         -31.64%
     (Lord, Abbett)
Emerging Growth (a)                                   5/1/97         -45.37%          4.09%          9.64%
     (RS Investment Management)
Small Cap Value (a)                                   5/1/95         -21.40%         -2.22%          5.13%
     (Royce)
International Equity (a)                             11/1/92         -14.94%         -3.80%          4.37%
     (Vontobel)
REIT (a)                                              5/1/02            n/a            n/a         -23.19%
     (Heitman)
Balanced (b)                                          5/3/93         -21.76%         -1.48%          4.31%
     (Neuberger Berman)
Equity-Income (c)                                     5/1/95         -21.57%         -1.70%          6.49%
     (Fidelity Investments)
Growth (c)                                            5/1/95         -34.03%         -2.32%          5.89%
     (Fidelity Investments)
Asset Manager (d)                                     5/1/95         -13.79%         -0.58%          5.35%
     (Fidelity Investments)
Emerging Markets Equity (International) (e)           5/1/97         -13.95%         -7.08%         -8.12%
     (Morgan Stanley)


* Date the underlying fund was first offered through a subaccount of the Separate Account.
(a)  Penn Series Funds, Inc.
(b)  Neuberger Berman Advisers Management Trust
(c)  Variable Insurance Products Fund
(d)  Variable Insurance Products Fund II
(e)  Van Kampen's The Universal Institutional Funds, Inc.

TABLE 2 NON-STANDARD AVERAGE ANNUAL TOTAL RETURN ON $1,000 INVESTMENT - ASSUMING WITHDRAWAL OF INVESTMENT AT END OF PERIOD AND INVESTMENT ON INCEPTION DATE OF THE UNDERLYING FUND


                                                            NON-STANDARD AVERAGE ANNUAL TOTAL RETURN
                                                  -----------------------------------------------------------
                                                                    ONE           FIVE        SINCE INCEPTION
                                                                    YEAR          YEARS        OR TEN YEARS
                                                   INCEPTION       ENDED          ENDED            ENDED
FUND (MANAGER)                                       DATE*        12/31/02       12/31/02         12/31/02
--------------                                    ----------     ----------     ----------    ---------------
Quality Bond (a)                                     3/17/87           6.74%          6.15%          5.97%
     (Independence Capital)
Limited Maturity Bond (a)                             5/1/00           7.73%           n/a           7.11%
     (Independence Capital)
High Yield Bond (a)                                   8/6/84           4.84%          2.06%          5.76%
     (T. Rowe Price)
Flexibly Managed (a)                                 7/31/84           2.31%          8.07%         10.52%
     (T. Rowe Price)
Growth Equity (a)                                     6/1/83         -34.07%         -8.26%          1.81%
     (Independence Capital)
Large Cap Value (a)                                  3/17/87          -13.82%         -0.66%         7.87%
     (Putnam)
Large Cap Growth (a)                                  5/1/02            n/a            n/a         -20.29%
     (Franklin)
Index 500 (a)                                         5/1/00         -21.25            n/a         -16.82%
     (Wells)
Mid Cap Growth (a)                                    5/1/00         -31.73%           n/a         -27.90%
     (Turner)
Mid Cap Value (a)                                     5/1/00          -8.19%           n/a           2.61%
     (Neuberger Berman)
Strategic Value (a)                                   5/1/02            n/a            n/a         -18.38%
     (Lord, Abbett)
Emerging Growth (a)                                   5/1/97         -41.37%          5.18%         10.68%
     (RS Investment Management)
Small Cap Value (a)                                   3/1/95         -15.65%         -1.19%          5.34%
     (Royce)
International Equity (a)                             11/1/92          -8.72%         -2.78%          4.37%
     (Vontobel)
REIT (a)                                              5/1/02            n/a            n/a          -8.64%
     (Heitman)
Balanced (b)                                         2/28/89         -16.04%         -0.44%          3.96%
     (Neuberger Berman)
Equity-Income (c)                                    10/9/86         -15.83%         -0.66%          8.47%
     (Fidelity Investments)
Growth (c)                                           10/9/86         -29.20%         -1.30%          7.14%
     (Fidelity Investments)
Asset Manager (d)                                     9/6/89          -7.49%          0.47%          5.76%
     (Fidelity Investments)
Emerging Markets Equity (International) (e)          10/1/96          -7.66%         -6.10%         -5.50%
     (Morgan Stanley)


*    Date the underlying fund was first established.
(a)  Penn Series Funds, Inc.
(b)  Neuberger Berman Advisers Management Trust
(c)  Variable Insurance Products Fund
(d)  Variable Insurance Products Fund II
(e)  Van Kampen's The Universal Institutional Funds, Inc.

TABLE 3 NON-STANDARD AVERAGE ANNUAL TOTAL RETURN ON $10,000 INVESTMENT - ASSUMING WITHDRAWAL OF INVESTMENT AT END OF PERIOD


                                                            NON-STANDARD AVERAGE ANNUAL TOTAL RETURN
                                                  -----------------------------------------------------------
                                                                    ONE           FIVE        SINCE INCEPTION
                                                                    YEAR          YEARS        OR TEN YEARS
                                                   INCEPTION       ENDED          ENDED            ENDED
FUND (MANAGER)                                       DATE*        12/31/02       12/31/02         12/31/02
--------------                                    ----------     ----------     ----------    ---------------
Quality Bond (a)                                     3/17/87           6.91%          6.30%          6.10%
     (Independence Capital)
Limited Maturity Bond (a)                             5/1/00           7.90%           n/a           7.22%
     (Independence Capital)
High Yield Bond (a)                                   8/6/84           5.01%          2.22%          5.89%
     (T. Rowe Price)
Flexibly Managed (a)                                 7/31/84           2.48%          8.21%         10.62%
     (T. Rowe Price)
Growth Equity (a)                                     6/1/83         -33.90%         -8.12%          1.92%
     (Independence Capital)
Large Cap Value (a)                                  3/17/87         -13.65%         -0.50%          7.97%
     (Putnam)
Large Cap Growth (a)                                  5/1/02            n/a            n/a         -20.05%
     (Franklin)
Index 500 (a)                                         5/1/00         -21.08%           n/a         -16.67%
     (Wells)
Mid Cap Growth (a)                                    5/1/00         -31.55%           n/a         -27.73%
     (Turner)
Mid Cap Value (a)                                     5/1/00          -8.02%           n/a           2.73%
     (Neuberger Berman)
Strategic Value (a)                                   5/1/02            n/a            n/a         -18.14%
     (Lord, Abbett)
Emerging Growth (a)                                   5/1/97         -41.19%          5.27%         10.74%
     (RS Investment Management)
Small Cap Value (a)                                   3/1/95         -15.48%         -1.01%          5.46%
     (Royce)
International Equity (a)                             11/1/92          -8.55%         -2.64%          4.47%
     (Vontobel)
REIT (a)                                              5/1/02            n/a            n/a          -8.39%
     (Heitman)
Balanced (b)                                         2/28/89         -15.87%         -0.30%          4.08%
     (Neuberger Berman)
Equity-Income (c)                                    10/9/86         -15.66%         -0.51%          8.57%
     (Fidelity Investments)
Growth (c)                                           10/9/86         -29.03%         -1.17%          7.23%
     (Fidelity Investments)
Asset Manager (d)                                     9/6/89          -7.32%          0.62%          5.87%
     (Fidelity Investments)
Emerging Markets Equity (International) (e)          10/1/96          -7.49%         -5.91%         -5.31%
     (Morgan Stanley)


*    Date the underlying fund was first established.
(a)  Penn Series Funds, Inc.
(b)  Neuberger Berman Advisers Management Trust
(c)  Variable Insurance Products Fund
(d)  Variable Insurance Products Fund II
(e)  Van Kampen's The Universal Institutional Funds, Inc.

     Average annual total returns shown in the Tables above are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1+T)n=ERV. In the formula, P is a hypothetical investment payment of $1,000; T is the average annual total return; N is the number of years; and ERV is the ending redeemable value (or the withdrawal value at the end of the periods shown.) The returns are computed according to the formula and assumptions prescribed by the SEC, except that the returns shown in Tables 2 and 3 show investment performance from the inception date of the Fund, which may predate the date the Separate Account began investing in the Fund, and reflect a $10,000 investment.


                                   ----------

     THE PERFORMANCE INFORMATION SET FORTH ABOVE IS FOR PAST PERFORMANCE ASSUMING THE SUBACCOUNTS OF THE SEPARATE ACCOUNT HAD INVESTED IN THE FUNDS FROM THE DATE THE UNDERLYING FUND WAS FIRST AVAILABLE THROUGH A SUBACCOUNT OF THE SEPARATE ACCOUNT OR THE DATE THE UNDERLYING FUND WAS ESTABLISHED. THE PERFORMANCE INFORMATION IS NOT AN INDICATION OR REPRESENTATION OF FUTURE PERFORMANCE.

ADMINISTRATIVE AND RECORDKEEPING SERVICES

     Penn Mutual performs all data processing, recordkeeping and other related services with respect to the Contracts and the Separate Accounts.

DISTRIBUTION OF CONTRACTS


     Hornor, Townsend & Kent, Inc. ("HTK"), a wholly owned subsidiary of Penn Mutual, serves as principal underwriter of all annuity contracts funded through the Separate Account, including the Contract. The address of HTK is 600 Dresher Road, Horsham, PA 19044. For 2002 and 2001, Penn Mutual paid commissions of approximately $214,782 and $106,813 to HTK, respectively.

     The Contracts will be distributed by HTK through broker-dealers. Total commissions on purchase payments made under the Contract will not exceed 5 1/2% and trailer commissions based on a percentage of Contract Value, other allowance and overrides may be paid. The offering of the Contract is continuous, and Penn Mutual does not anticipate discontinuing the offering of the Contract, although we reserve the right to do so.


CUSTODIAN

     Penn Mutual is custodian of the assets held in the Separate Account.

INDEPENDENT AUDITORS

     Ernst & Young LLP serves as independent auditors of Penn Mutual and the Separate Account. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA 19103.

LEGAL MATTERS

     Morgan, Lewis & Bockius LLP has provided advice on certain matters relating to the federal securities laws and the offering of the Contract. Their offices are located at 1701 Market Street, Philadelphia, PA.

FINANCIAL STATEMENTS

     The financial statements of the Separate Account and the consolidated financial statements of the Company appear on the following pages. The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                                                MONEY             QUALITY         HIGH YIELD
                                                               TOTAL         MARKET FUND+        BOND FUND+       BOND FUND+
                                                          ---------------   ---------------   ---------------   ---------------
INVESTMENT IN COMMON STOCK
Number of Shares                                                                 61,112,805         6,938,846         5,664,644
Cost                                                      $ 1,365,203,228   $    61,112,805   $    72,559,444   $    50,187,677

ASSETS:
Investments at market value                               $ 1,108,801,981   $    61,112,805   $    72,857,874   $    38,406,286
Dividends receivable                                               58,699            58,699                 -                 -
Receivable for securities                                          24,844            24,844                 -                 -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                      50,400             2,223             2,624             1,347
Payable for securities                                             54,082            54,082                 -                 -
                                                          ---------------   ---------------   ---------------   ---------------
NET ASSETS                                                $ 1,108,781,042   $    61,140,043   $    72,855,250   $    38,404,939
                                                          ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                 MONEY            QUALITY         HIGH YIELD
                                                               TOTAL         MARKET FUND+        BOND FUND+       BOND FUND+
                                                          ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends                                                 $    22,854,440   $       975,080   $     2,796,292   $     3,656,943
EXPENSE:
Mortality and expense risk charges                             15,608,007           785,072           867,406           481,256
                                                          ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                                    7,246,433           190,008         1,928,886         3,175,687
                                                          ---------------   ---------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares        (61,641,883)                -           (20,919)         (327,986)
Capital gains distributions                                    20,451,970                 -           103,902                 -
                                                          ---------------   ---------------   ---------------   ---------------

Net realized gains (losses) from investment transactions      (41,189,913)                -            82,983          (327,986)

Net change in unrealized appreciation (depreciation)
  of investments                                             (165,021,334)                -           618,018        (2,068,514)
                                                          ---------------   ---------------   ---------------   ---------------

Net realized and unrealized gains (losses) on investments    (206,211,247)                -           701,001        (2,396,500)
                                                          ---------------   ---------------   ---------------   ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                         $  (198,964,814)  $       190,008   $     2,629,887   $       779,187
                                                          ===============   ===============   ===============   ===============

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b) FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+      INVESTMENT IN PENN SERIES FUNDS, INC.
++     INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++    INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
       AND II
++++   INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^      INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
^^     INVESTMENT IN FEDERATED INSURANCE SERIES
^^^    INVESTMENT IN RYDEX VARIABLE TRUST
^^^^   INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
^^^^^  INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                                              LARGE CAP          FLEXIBLY
                                                           GROWTH EQUITY        VALUE             MANAGED       INTERNATIONAL
                                                                FUND+           FUND+              FUND+         EQUITY FUND+
                                                          ---------------   ---------------   ---------------   ---------------
INVESTMENT IN COMMON STOCK
Number of Shares                                                5,677,627         7,556,968        16,870,519         4,435,091
Cost                                                      $   116,739,030   $   100,226,640   $   279,718,398   $    62,328,334

ASSETS:
Investments at market value                               $    55,697,522   $   105,570,839   $   316,322,230   $    46,701,504
Dividends receivable                                                    -                 -                 -                 -
Receivable for securities                                               -                 -                 -                 -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                       1,929             3,705            11,146             1,641
Payable for securities                                                  -                 -                 -                 -
                                                          ---------------   ---------------   ---------------   ---------------
NET ASSETS                                                $    55,695,593   $   105,567,134   $   316,311,084   $    46,699,863
                                                          ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                               LARGE CAP         FLEXIBLY
                                                           GROWTH EQUITY         VALUE            MANAGED       INTERNATIONAL
                                                                FUND+            FUND+             FUND+         EQUITY FUND+
                                                          ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends                                                 $             -   $     1,814,611   $     8,768,241   $        71,491
EXPENSE:
Mortality and expense risk charges                                980,711         1,563,386         4,115,585           700,814
                                                          ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                                     (980,711)          251,225         4,652,656          (629,323)
                                                          ---------------   ---------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares        (18,356,437)       (2,084,987)          297,947        (4,608,216)
Capital gains distributions                                             -         1,603,301        13,966,299                 -
                                                          ---------------   ---------------   ---------------   ---------------

Net realized gains (losses) from investment transactions      (18,356,437)         (481,686)       14,264,246        (4,608,216)

Net change in unrealized appreciation (depreciation)
  of investments                                              (14,624,459)      (22,071,000)      (22,413,948)          378,030
                                                          ---------------   ---------------   ---------------   ---------------

Net realized and unrealized gains (losses) on investments     (32,980,896)      (22,552,686)       (8,149,702)       (4,230,186)
                                                          ---------------   ---------------   ---------------   ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                         $   (33,961,607)  $   (22,301,461)  $    (3,497,046)  $    (4,859,509)
                                                          ===============   ===============   ===============   ===============

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b) FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+      INVESTMENT IN PENN SERIES FUNDS, INC.
++     INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++    INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
       AND II
++++   INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^      INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
^^     INVESTMENT IN FEDERATED INSURANCE SERIES
^^^    INVESTMENT IN RYDEX VARIABLE TRUST
^^^^   INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
^^^^^  INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                             SMALL CAP         EMERGING           LIMITED
                                                               VALUE            GROWTH         MATURITY BOND       INDEX 500
                                                               FUND+             FUND+             FUND+             FUND+
                                                          ---------------   ---------------   ---------------   ---------------
INVESTMENT IN COMMON STOCK
Number of Shares                                                3,421,770         3,160,408         2,224,350        10,328,094
Cost                                                      $    45,227,706   $    86,532,989   $    23,451,370   $    99,345,904

ASSETS:
Investments at market value                               $    37,639,474   $    37,450,826   $    23,800,549   $    62,484,965
Dividends receivable                                                    -                 -                 -                 -
Receivable for securities                                               -                 -                 -                 -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                       1,367             1,333               858             2,224
Payable for securities                                                  -                 -                 -                 -
                                                          ---------------   ---------------   ---------------   ---------------
NET ASSETS                                                $    37,638,107   $    37,449,493   $    23,799,691   $    62,482,741
                                                          ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                             SMALL CAP         EMERGING           LIMITED
                                                               VALUE            GROWTH         MATURITY BOND       INDEX 500
                                                               FUND+             FUND+             FUND+             FUND+
                                                          ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends                                                 $             -   $             -   $       510,776   $       920,910
EXPENSE:
Mortality and expense risk charges                                570,515           651,298           196,235           904,140
                                                          ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                                     (570,515)         (651,298)          314,541            16,770
                                                          ---------------   ---------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares         (1,406,082)      (11,010,233)           11,733        (4,434,333)
Capital gains distributions                                     3,075,988                 -           122,945                 -
                                                          ---------------   ---------------   ---------------   ---------------

Net realized gains (losses) from investment transactions        1,669,906       (11,010,233)          134,678        (4,434,333)

Net change in unrealized appreciation (depreciation)
  of investments                                              (10,554,994)      (19,471,811)          233,639       (15,838,457)
                                                          ---------------   ---------------   ---------------   ---------------

Net realized and unrealized gains (losses) on investments      (8,885,088)      (30,482,044)          368,317       (20,272,790)
                                                          ---------------   ---------------   ---------------   ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                         $    (9,455,603)  $   (31,133,342)  $       682,858   $   (20,256,020)
                                                          ===============   ===============   ===============   ===============

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b) FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+      INVESTMENT IN PENN SERIES FUNDS, INC.
++     INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++    INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
       AND II
++++   INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^      INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
^^     INVESTMENT IN FEDERATED INSURANCE SERIES
^^^    INVESTMENT IN RYDEX VARIABLE TRUST
^^^^   INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
^^^^^  INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                              MID CAP           MID CAP          LARGE CAP         STRATEGIC
                                                              GROWTH             VALUE            GROWTH             VALUE
                                                               FUND+             FUND+             FUND+             FUND+
                                                          ---------------   ---------------   ---------------   ---------------
INVESTMENT IN COMMON STOCK
Number of Shares                                                4,091,539         3,149,641           201,070           228,233
Cost                                                      $    35,966,596   $    32,477,775   $     1,758,126   $     1,984,755

ASSETS:
Investments at market value                               $    17,348,129   $    30,708,998   $     1,691,046   $     1,949,110
Dividends receivable                                                    -                 -                 -                 -
Receivable for securities                                               -                 -                 -                 -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                         621             1,095                62                73
Payable for securities                                                  -                 -                 -                 -

                                                          ---------------   ---------------   ---------------   ---------------
NET ASSETS                                                $    17,347,508   $    30,707,903   $     1,690,984   $     1,949,037
                                                          ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                              MID CAP           MID CAP          LARGE CAP         STRATEGIC
                                                              GROWTH             VALUE            GROWTH             VALUE
                                                               FUND+             FUND+           FUND(a)+          FUND(a)+
                                                          ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends                                                 $             -   $       186,752   $         5,932   $         7,842
EXPENSE:
Mortality and expense risk charges                                274,469           446,216             6,584             8,718
                                                          ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                                     (274,469)         (259,464)             (652)             (876)
                                                          ---------------   ---------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares         (1,899,003)         (550,378)          (10,376)              341
Capital gains distributions                                             -                 -                 -                 -
                                                          ---------------   ---------------   ---------------   ---------------

Net realized gains (losses) from investment transactions       (1,899,003)         (550,378)          (10,376)              341

Net change in unrealized appreciation (depreciation)
  of investments                                               (6,290,031)       (3,330,034)          (67,081)          (35,644)
                                                          ---------------   ---------------   ---------------   ---------------

Net realized and unrealized gains (losses) on investments      (8,189,034)       (3,880,412)          (77,457)          (35,303)
                                                          ---------------   ---------------   ---------------   ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                         $    (8,463,503)  $    (4,139,876)  $       (78,109)  $       (36,179)
                                                          ===============   ===============   ===============   ===============

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b) FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+      INVESTMENT IN PENN SERIES FUNDS, INC.
++     INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++    INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
       AND II
++++   INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^      INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
^^     INVESTMENT IN FEDERATED INSURANCE SERIES
^^^    INVESTMENT IN RYDEX VARIABLE TRUST
^^^^   INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
^^^^^  INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                               REIT            BALANCED        EQUITY INCOME        GROWTH
                                                               FUND+          PORTFOLIO++       PORTFOLIO+++     PORTFOLIO+++
                                                          ---------------   ---------------   ---------------   ---------------
INVESTMENT IN COMMON STOCK
Number of Shares                                                  219,396         3,477,396         3,154,019         3,603,236
Cost                                                      $     2,035,637   $    55,728,820   $    65,066,739   $   133,052,636

ASSETS:
Investments at market value                               $     1,974,564   $    27,158,464   $    57,276,976   $    84,459,832
Dividends receivable                                                    -                 -                 -                 -
Receivable for securities                                               -                 -                 -                 -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                          71               960             2,037             2,983
Payable for securities                                                  -                 -                 -                 -
                                                          ---------------   ---------------   ---------------   ---------------
NET ASSETS                                                $     1,974,493   $    27,157,504   $    57,274,939   $    84,456,849
                                                          ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                REIT           BALANCED        EQUITY INCOME        GROWTH
                                                              FUND(a)+        PORTFOLIO++       PORTFOLIO+++     PORTFOLIO+++
                                                          ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends                                                 $        49,349   $       876,893   $     1,160,471   $       282,232
EXPENSE:
Mortality and expense risk charges                                 10,161           415,194           850,998         1,370,916
                                                          ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                                       39,188           461,699           309,473        (1,088,684)
                                                          ---------------   ---------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares             (2,680)       (1,601,867)       (1,881,248)      (12,364,016)
Capital gains distributions                                             -                 -         1,579,531                 -
                                                          ---------------   ---------------   ---------------   ---------------

Net realized gains (losses) from investment transactions           (2,680)       (1,601,867)         (301,717)      (12,364,016)

Net change in unrealized appreciation (depreciation)
  of investments                                                  (61,073)       (5,727,781)      (13,652,129)      (27,921,040)
                                                          ---------------   ---------------   ---------------   ---------------

Net realized and unrealized gains (losses) on investments         (63,753)       (7,329,648)      (13,953,846)      (40,285,056)
                                                          ---------------   ---------------   ---------------   ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                         $       (24,565)  $    (6,867,949)  $   (13,644,373)  $   (41,373,740)
                                                          ===============   ===============   ===============   ===============

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b) FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+      INVESTMENT IN PENN SERIES FUNDS, INC.
++     INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++    INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
       AND II
++++   INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^      INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
^^     INVESTMENT IN FEDERATED INSURANCE SERIES
^^^    INVESTMENT IN RYDEX VARIABLE TRUST
^^^^   INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
^^^^^  INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                                               EMERGING
                                                                                MARKETS         V.I. CAPITAL
                                                           ASSET MANAGER     EQUITY (INT'L)     APPRECIATION      HIGH INCOME
                                                           PORTFOLIO+++      PORTFOLIO++++         FUND ^       BOND FUND II ^^
                                                          ---------------   ---------------   ---------------   ---------------
INVESTMENT IN COMMON STOCK
Number of Shares                                                1,257,595         1,382,173             4,551           257,091
Cost                                                      $    20,222,004   $    15,691,916   $        76,545   $     1,781,468

ASSETS:
Investments at market value                               $    16,034,329   $     8,348,326   $        74,770   $     1,820,204
Dividends receivable                                                    -                 -                 -                 -
Receivable for securities                                               -                 -                 -                 -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                         567               297                67             1,958
Payable for securities                                                  -                 -                 -                 -
                                                          ---------------   ---------------   ---------------   ---------------
NET ASSETS                                                $    16,033,762   $     8,348,029   $        74,703   $     1,818,246
                                                          ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                               EMERGING
                                                                                MARKETS         V.I. CAPITAL
                                                           ASSET MANAGER     EQUITY (INT'L)     APPRECIATION    HIGH INCOME BOND
                                                           PORTFOLIO+++      PORTFOLIO++++       FUND (b)^       FUND II (b)^^
                                                          ---------------   ---------------   ---------------   ----------------
NET INVESTMENT INCOME (LOSS):
Dividends                                                 $       766,141   $             -   $             -   $             -
EXPENSE:
Mortality and expense risk charges                                231,498           161,862               101             2,209
                                                          ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                                      534,643          (161,862)             (101)           (2,209)
                                                          ---------------   ---------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares         (1,193,760)         (222,735)           (5,262)             (598)
Capital gains distributions                                             -                 -                 -                 -
                                                          ---------------   ---------------   ---------------   ---------------

Net realized gains (losses) from investment transactions       (1,193,760)         (222,735)           (5,262)             (598)

Net change in unrealized appreciation (depreciation)
  of investments                                               (1,476,788)         (665,641)           (1,776)           38,737
                                                          ---------------   ---------------   ---------------   ---------------

Net realized and unrealized gains (losses) on investments      (2,670,548)         (888,376)           (7,038)           38,139
                                                          ---------------   ---------------   ---------------   ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                         $    (2,135,905)  $    (1,050,238)  $        (7,139)  $        35,930
                                                          ===============   ===============   ===============   ===============

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b) FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+      INVESTMENT IN PENN SERIES FUNDS, INC.
++     INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++    INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
       AND II
++++   INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^      INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
^^     INVESTMENT IN FEDERATED INSURANCE SERIES
^^^    INVESTMENT IN RYDEX VARIABLE TRUST
^^^^   INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
^^^^^  INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                             FINANCIAL
                                                              SERVICES        HEALTH CARE         MEKROS             NOVA
                                                              FUND^^^           FUND^^^           FUND^^^           FUND^^^
                                                          ---------------   ---------------   ---------------   ---------------
INVESTMENT IN COMMON STOCK
Number of Shares                                                      326                62            40,660                16
Cost                                                      $         6,240   $         1,152   $       837,521   $            90


Investments at market value                               $         6,576   $         1,160   $       817,661   $            84
Dividends receivable                                                    -                 -                 -                 -
Receivable for securities                                               -                 -                 -                 -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                         424               470             1,002                84
Payable for securities                                                  -                 -                 -                 -
                                                          ---------------   ---------------   ---------------   ---------------
NET ASSETS                                                $         6,152   $           690   $       816,659   $             -
                                                          ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                             FINANCIAL
                                                             SERVICES         HEALTH CARE         MEKROS             NOVA
                                                             FUND(b)^^^        FUND(b)^^^        FUND(b)^^^        FUND(b)^^^
                                                          ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends                                                 $           305   $             -   $         1,027   $             1
EXPENSE:
Mortality and expense risk charges                                    515               587             1,063               190
                                                          ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                                         (210)             (587)              (36)             (189)
                                                          ---------------   ---------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares             14,380             1,237            22,674            (3,478)
Capital gains distributions                                             -                 -                 -                 -
                                                          ---------------   ---------------   ---------------   ---------------

Net realized gains (losses) from investment transactions           14,380             1,237            22,674            (3,478)

Net change in unrealized appreciation (depreciation)
  of investments                                                      336                 7           (19,861)               (4)
                                                          ---------------   ---------------   ---------------   ---------------

Net realized and unrealized gains (losses) on investments          14,716             1,244             2,813            (3,482)
                                                          ---------------   ---------------   ---------------   ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                         $        14,506   $           657   $         2,777   $        (3,671)
                                                          ===============   ===============   ===============   ===============

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b) FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+      INVESTMENT IN PENN SERIES FUNDS, INC.
++     INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++    INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
       AND II
++++   INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^      INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
^^     INVESTMENT IN FEDERATED INSURANCE SERIES
^^^    INVESTMENT IN RYDEX VARIABLE TRUST
^^^^   INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
^^^^^  INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                                                                                U.S. GOVERNMENT
                                                               OTC            TECHNOLOGY            URSA              BOND
                                                              FUND^^^           FUND^^^            FUND^^^           FUND^^^
                                                          ---------------   ---------------   ---------------   ---------------
INVESTMENT IN COMMON STOCK
Number of Shares                                                       18                17                 -             6,500
Cost                                                      $           161   $           144   $             -   $        85,423

ASSETS:
Investments at market value                               $           161   $           162   $             -   $        85,016
Dividends receivable                                                    -                 -                 -                 -
Receivable for securities                                               -                 -                 -                 -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                         161               162                 -                47
Payable for securities                                                  -                 -                 -                 -
                                                          ---------------   ---------------   ---------------   ---------------
NET ASSETS                                                $             -   $             -   $             -   $        84,969
                                                          ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                                                U.S. GOVERNMENT
                                                               OTC            TECHNOLOGY            URSA              BOND
                                                            FUND(b)^^^         FUND(b)^^^        FUND(b)^^^        FUND(b)^^^
                                                          ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends                                                 $             -   $             -   $             -   $           735
EXPENSE:
Mortality and expense risk charges                                    167               194                 2               206
                                                          ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                                         (167)             (194)               (2)              529
                                                          ---------------   ---------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares              2,158             3,150                 -             3,182
Capital gains distributions                                             -                 -                 -                 -
                                                          ---------------   ---------------   ---------------   ---------------

Net realized gains (losses) from investment transactions            2,158             3,150                 -             3,182

Net change in unrealized appreciation (depreciation)
  of investments                                                        -                19                 -              (409)
                                                          ---------------   ---------------   ---------------   ---------------

Net realized and unrealized gains (losses) on investments           2,158             3,169                 -             2,773
                                                          ---------------   ---------------   ---------------   ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                         $         1,991   $         2,975   $            (2)  $         3,302
                                                          ===============   ===============   ===============   ===============

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b) FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+      INVESTMENT IN PENN SERIES FUNDS, INC.
++     INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++    INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
       AND II
++++   INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^      INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
^^     INVESTMENT IN FEDERATED INSURANCE SERIES
^^^    INVESTMENT IN RYDEX VARIABLE TRUST
^^^^   INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
^^^^^  INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                                                                                                                 INTERNATIONAL
                                                          U.S. GOVERNMENT                      EQUITY INCOME         STOCK
                                                            MONEY MARKET        UTILITES       PORTFOLIO II        PORTFOLIO
                                                              FUND^^^            FUND^^^           ^^^^              ^^^^^
                                                          ---------------   ---------------   ---------------   ---------------
INVESTMENT IN COMMON STOCK
Number of Shares                                                  853,242             6,959             3,648               375
Cost                                                      $       853,242   $        84,369   $        58,338   $         3,234

ASSETS:
Investments at market value                               $       853,242   $        85,182   $        59,642   $         3,473
Dividends receivable                                                    -                 -                 -                 -
Receivable for securities                                               -                 -                 -                 -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company                       5,865               136               143               718
Payable for securities                                                  -                 -                 -                 -
                                                          ---------------   ---------------   ---------------   ---------------
NET ASSETS                                                $       847,377   $        85,046   $        59,499   $         2,755
                                                          ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                                                 INTERNATIONAL
                                                          U.S. GOVERNMENT                      EQUITY INCOME         STOCK
                                                            MONEY MARKET        UTILITES         PORTFOLIO         PORTFOLIO
                                                             FUND(b)^^^        FUND(b)^^^       II (b) ^^^^        (b) ^^^^^
                                                          ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends                                                 $         1,838               $ -   $           543   $            35
EXPENSE:
Mortality and expense risk charges                                  8,653               192               176               718
                                                          ---------------   ---------------   ---------------   ---------------

Net investment income (loss)                                       (6,815)             (192)              367              (683)
                                                          ---------------   ---------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Realized gains (losses) from redemption of fund shares                  -           (14,748)             (277)              934
Capital gains distributions                                             -                 -                 -                 4
                                                          ---------------   ---------------   ---------------   ---------------

Net realized gains (losses) from investment transactions                -           (14,748)             (277)              938

Net change in unrealized appreciation (depreciation)
  of investments                                                        -               813             1,303               239
                                                          ---------------   ---------------   ---------------   ---------------

Net realized and unrealized gains (losses) on investments               -           (13,935)            1,026             1,177
                                                          ---------------   ---------------   ---------------   ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                         $        (6,815)  $       (14,127)  $         1,393   $           494
                                                          ===============   ===============   ===============   ===============

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b) FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+      INVESTMENT IN PENN SERIES FUNDS, INC.
++     INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++    INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
       AND II
++++   INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^      INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
^^     INVESTMENT IN FEDERATED INSURANCE SERIES
^^^    INVESTMENT IN RYDEX VARIABLE TRUST
^^^^   INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
^^^^^  INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2002 AND 2001

                                                                              TOTAL
                                                               ----------------------------------
                                                                     2002              2001
                                                               ---------------    ---------------
OPERATIONS:
   Net investment income (loss)                                $     7,246,433    $    17,859,189
   Net realized gains (losses) from
      investment transactions                                      (41,189,913)        24,225,511
   Net change in unrealized appreciation
      (depreciation) of investments                               (165,021,334)      (165,927,120)
                                                               ---------------    ---------------
Net increase (decrease) in net assets
   resulting from operations                                      (198,964,814)      (123,842,420)
                                                               ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                               138,973,340        109,211,483
   Surrender benefits                                               (1,959,661)        (1,725,732)
   Net transfers                                                    (2,444,208)        64,313,400
   Considerations for supplementary contracts with life                206,894                  -
   Payments for supplementary contracts with life                      (40,126)           (31,857)
   Contract administration charges                                  (1,152,864)        (1,145,565)
   Annuity benefits                                               (147,255,937)      (153,303,643)
                                                               ---------------    ---------------
Net increase (decrease) in net assets
   resulting from variable annuity activities                      (13,672,562)        17,318,086
                                                               ---------------    ---------------
     Total increase (decrease)  in net assets                     (212,637,376)      (106,524,334)
NET ASSETS:
  Beginning of year                                              1,321,418,418      1,427,942,752
                                                               ---------------    ---------------
   END OF YEAR                                                 $ 1,108,781,042    $ 1,321,418,418
                                                               ===============    ===============

                                                                       MONEY MARKET FUND+
                                                               ----------------------------------
                                                                     2002              2001
                                                               ---------------    ---------------
OPERATIONS:
   Net investment income (loss)                                $       190,008    $     1,216,227
   Net realized gains (losses) from
      investment transactions                                                -                  -
   Net change in unrealized appreciation
      (depreciation) of investments                                          -                  -
                                                               ---------------    ---------------
Net increase (decrease) in net assets
   resulting from operations                                           190,008          1,216,227
                                                               ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                27,285,224         10,734,710
   Surrender benefits                                                 (527,668)          (136,638)
   Net transfers                                                     9,721,490         15,068,980
   Considerations for supplementary contracts with life                 20,003                  -
   Payments for supplementary contracts with life                         (455)                 -
   Contract administration charges                                     (44,801)           (33,158)
   Annuity benefits                                                (30,045,292)       (11,212,133)
                                                               ---------------    ---------------
Net increase (decrease) in net assets
   resulting from variable annuity activities                        6,408,501         14,421,761
                                                               ---------------    ---------------
     Total increase (decrease)  in net assets                        6,598,509         15,637,988
NET ASSETS:
  Beginning of year                                                 54,541,534         38,903,546
                                                               ---------------    ---------------
   END OF YEAR                                                 $    61,140,043    $    54,541,534
                                                               ===============    ===============

                                                                       QUALITY BOND FUND+
                                                               ----------------------------------
                                                                    2002               2001
                                                               ---------------    ---------------
OPERATIONS:
   Net investment income (loss)                                $     1,928,886    $     3,577,979
   Net realized gains (losses) from
      investment transactions                                           82,983            244,517
   Net change in unrealized appreciation
      (depreciation) of investments                                    618,018           (647,546)
                                                               ---------------    ---------------
Net increase (decrease) in net assets
   resulting from operations                                         2,629,887          3,174,950
                                                               ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                 9,973,459         10,379,172
   Surrender benefits                                                 (105,928)           (62,494)
   Net transfers                                                     9,604,698         13,384,646
   Considerations for supplementary contracts with life                 17,488                  -
   Payments for supplementary contracts with life                       (1,147)                 -
   Contract administration charges                                     (43,130)           (29,227)
   Annuity benefits                                                 (7,072,551)        (5,290,611)
                                                               ---------------    ---------------
Net increase (decrease) in net assets
   resulting from variable annuity activities                       12,372,889         18,381,486
                                                               ---------------    ---------------
     Total increase (decrease)  in net assets                       15,002,776         21,556,436
NET ASSETS:
  Beginning of year                                                 57,852,474         36,296,038
                                                               ---------------    ---------------
   END OF YEAR                                                 $    72,855,250    $    57,852,474
                                                               ===============    ===============

                                                                     HIGH YIELD BOND FUND+
                                                               ----------------------------------
                                                                    2002                2001
                                                               ---------------    ---------------
OPERATIONS:
   Net investment income (loss)                                $     3,175,687    $     2,970,131
   Net realized gains (losses) from
      investment transactions                                         (327,986)           124,566
   Net change in unrealized appreciation
      (depreciation) of investments                                 (2,068,514)        (1,069,164)
                                                               ---------------    ---------------
Net increase (decrease) in net assets
      resulting from operations                                        779,187          2,025,533
                                                               ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                 3,131,007          3,024,769
   Surrender benefits                                                  (48,948)           (48,079)
   Net transfers                                                       497,145          2,362,912
   Considerations for supplementary contracts with life                      -                  -
   Payments for supplementary contracts with life                            -                  -
   Contract administration charges                                     (31,169)           (28,342)
   Annuity benefits                                                 (4,165,472)        (5,079,155)
                                                               ---------------    ---------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                   (617,437)           232,105
                                                               ---------------    ---------------
     Total increase (decrease)  in net assets                          161,750          2,257,638
NET ASSETS:
  Beginning of year                                                 38,243,189         35,985,551
                                                               ---------------    ---------------
   END OF YEAR                                                 $    38,404,939    $    38,243,189
                                                               ===============    ===============

                                                                      GROWTH EQUITY FUND+
                                                               ----------------------------------
                                                                    2002                2001
                                                               ---------------    ---------------
OPERATIONS:
   Net investment income (loss)                                $      (980,711)   ($    1,409,242)
   Net realized gains (losses) from
      investment transactions                                      (18,356,437)        (8,502,634)
   Net change in unrealized appreciation
      (depreciation) of investments                                (14,624,459)       (31,396,566)
                                                               ---------------    ---------------
Net increase (decrease) in net assets
      resulting from operations                                    (33,961,607)       (41,308,442)
                                                               ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                 4,107,002          6,713,838
   Surrender benefits                                                  (61,927)          (114,216)
   Net transfers                                                    (9,493,421)        (6,584,444)
   Considerations for supplementary contracts with life                      -                  -
   Payments for supplementary contracts with life                            -                  -
   Contract administration charges                                     (91,647)          (112,835)
   Annuity benefits                                                 (7,743,815)       (17,704,772)
                                                               ---------------    ---------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                (13,283,808)       (17,802,429)
                                                               ---------------    ---------------
     Total increase (decrease)  in net assets                      (47,245,415)       (59,110,871)
NET ASSETS:
  Beginning of year                                                102,941,008        162,051,879
                                                               ---------------    ---------------
   END OF YEAR                                                 $    55,695,593    $   102,941,008
                                                               ===============    ===============

                                                                     LARGE CAP VALUE FUND+
                                                               ----------------------------------
                                                                    2002                2001
                                                               ---------------    ---------------
OPERATIONS:
   Net investment income (loss)                                $       251,225    $     2,155,906
   Net realized gains (losses) from
      investment transactions                                         (481,686)           611,958
   Net change in unrealized appreciation
      (depreciation) of investments                                (22,071,000)        (8,460,038)
                                                               ---------------    ---------------
Net increase (decrease) in net assets
      resulting from operations                                    (22,301,461)        (5,692,174)
                                                               ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                 8,035,510          6,864,056
   Surrender benefits                                                 (130,236)          (138,315)
   Net transfers                                                    (5,523,175)         4,138,586
   Considerations for supplementary contracts with life                      -                  -
   Payments for supplementary contracts with life                            -                  -
   Contract administration charges                                    (113,423)          (115,960)
   Annuity benefits                                                (13,341,251)       (19,391,316)
                                                               ---------------    ---------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                (11,072,575)        (8,642,949)
                                                               ---------------    ---------------
     Total increase (decrease)  in net assets                      (33,374,036)       (14,335,123)
NET ASSETS:
  Beginning of year                                                138,941,170        153,276,293
                                                               ---------------    ---------------
   END OF YEAR                                                 $   105,567,134    $   138,941,170
                                                               ===============    ===============

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b) FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+      INVESTMENT IN PENN SERIES FUNDS, INC.
++     INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++    INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
       AND II
++++   INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^      INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
^^     INVESTMENT IN FEDERATED INSURANCE SERIES
^^^    INVESTMENT IN RYDEX VARIABLE TRUST
^^^^   INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
^^^^^  INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001


                                                                      FLEXIBLY MANAGED FUND+
                                                               ----------------------------------
                                                                    2002                2001
                                                               ---------------    ---------------
OPERATIONS:
   Net investment income (loss)                                $     4,652,656    $     8,421,261
   Net realized gains (losses) from
      investment transactions                                       14,264,246         14,531,905
   Net change in unrealized appreciation
      (depreciation) of investments                                (22,413,948)         2,170,799
                                                               ---------------    ---------------
Net increase (decrease) in net assets
      resulting from operations                                     (3,497,046)        25,123,965
                                                               ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                34,810,288         19,306,113
   Surrender benefits                                                 (276,094)          (320,951)
   Net transfers                                                     3,772,068         25,508,463
   Considerations for supplementary contracts with life                100,394                  -
   Payments for supplementary contracts with life                      (33,594)           (28,265)
   Contract administration charges                                    (268,057)          (238,341)
   Annuity benefits                                                (31,808,938)       (34,451,360)
                                                               ---------------    ---------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                  6,296,067          9,775,659
                                                               ---------------    ---------------
     Total increase (decrease)  in net assets                        2,799,021         34,899,624

NET ASSETS:
  Beginning of year                                                313,512,063        278,612,439
                                                               ---------------    ---------------
   END OF YEAR                                                 $   316,311,084    $   313,512,063
                                                               ===============    ===============

                                                                   INTERNATIONAL EQUITY FUND+
                                                               ----------------------------------
                                                                    2002                2001
                                                               ---------------    ---------------
OPERATIONS:
   Net investment income (loss)                                $      (629,323)   $       432,882
   Net realized gains (losses) from
      investment transactions                                       (4,608,216)        (3,375,150)
   Net change in unrealized appreciation
      (depreciation) of investments                                    378,030        (24,778,661)
                                                               ---------------    ---------------
Net increase (decrease) in net assets
      resulting from operations                                     (4,859,509)       (27,720,929)
                                                               ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                 3,013,113          3,488,120
   Surrender benefits                                                  (74,002)           (86,146)
   Net transfers                                                    (6,842,116)        (3,549,965)
   Considerations for supplementary contracts with life                      -                  -
   Payments for supplementary contracts with life                            -                  -
   Contract administration charges                                     (55,800)           (64,806)
   Annuity benefits                                                 (6,674,615)        (7,916,783)
                                                               ---------------    ---------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                (10,633,420)        (8,129,580)
                                                               ---------------    ---------------
     Total increase (decrease)  in net assets                      (15,492,929)       (35,850,509)

NET ASSETS:
  Beginning of year                                                 62,192,792         98,043,301
                                                               ---------------    ---------------
   END OF YEAR                                                 $    46,699,863    $    62,192,792
                                                               ===============    ===============

                                                                           SMALL CAP
                                                                           VALUE FUND+
                                                               ----------------------------------
                                                                    2002                2001
                                                               ---------------    ---------------
OPERATIONS:
   Net investment income (loss)                                $      (570,515)   $       377,713
   Net realized gains (losses) from
      investment transactions                                        1,669,906            805,361
   Net change in unrealized appreciation
      (depreciation) of investments                                (10,554,994)         3,741,483
                                                               ---------------    ---------------
Net increase (decrease) in net assets
      resulting from operations                                     (9,455,603)         4,924,557
                                                               ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                 6,202,571          3,774,923
   Surrender benefits                                                  (49,562)           (55,089)
   Net transfers                                                      (323,128)        10,708,991
   Considerations for supplementary contracts with life                 17,738                  -
   Payments for supplementary contracts with life                         (949)                 -
   Contract administration charges                                     (39,739)           (30,190)
   Annuity benefits                                                 (3,725,340)        (3,069,343)
                                                               ---------------    ---------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                  2,081,591         11,329,292
                                                               ---------------    ---------------
     Total increase (decrease)  in net assets                       (7,374,012)        16,253,849

NET ASSETS:
  Beginning of year                                                 45,012,119         28,758,270
                                                               ---------------    ---------------
   END OF YEAR                                                 $    37,638,107    $    45,012,119
                                                               ===============    ===============

                                                                      EMERGING GROWTH FUND+
                                                               ----------------------------------
                                                                     2002              2001
                                                               ---------------    ---------------
OPERATIONS:
   Net investment income (loss)                                $      (651,298)   $      (851,330)
   Net realized gains (losses) from
      investment transactions                                      (11,010,233)            36,863
   Net change in unrealized appreciation
      (depreciation) of investments                                (19,471,811)       (14,790,929)
                                                               ---------------    ---------------
Net increase (decrease) in net assets
      resulting from operations                                    (31,133,342)       (15,605,396)
                                                               ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                 4,256,394          5,647,301
   Surrender benefits                                                  (88,905)          (115,685)
   Net transfers                                                    (3,610,246)        (2,484,652)
   Considerations for supplementary contracts with life                      -                  -
   Payments for supplementary contracts with life                            -                  -
   Contract administration charges                                     (65,164)           (77,520)
   Annuity benefits                                                 (4,766,345)        (6,154,741)
                                                               ---------------    ---------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                 (4,274,266)        (3,185,297)
                                                               ---------------    ---------------
     Total increase (decrease)  in net assets                      (35,407,608)       (18,790,693)
NET ASSETS:
  Beginning of year                                                 72,857,101         91,647,794
                                                               ---------------    ---------------
   END OF YEAR                                                 $    37,449,493    $    72,857,101
                                                               ===============    ===============

                                                                        LIMITED MATURITY
                                                                           BOND FUND+
                                                               ----------------------------------
                                                                     2002              2001
                                                               ---------------    ---------------
OPERATIONS:
   Net investment income (loss)                                $       314,541    $       286,428
   Net realized gains (losses) from
      investment transactions                                          134,678              2,615
   Net change in unrealized appreciation
      (depreciation) of investments                                    233,639             62,354
                                                               ---------------    ---------------
Net increase (decrease) in net assets
      resulting from operations                                        682,858            351,397
                                                               ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                 2,406,687          1,005,182
   Surrender benefits                                                  (36,903)            (6,495)
   Net transfers                                                    13,535,820          2,649,008
   Considerations for supplementary contracts with life                      -                  -
   Payments for supplementary contracts with life                            -                  -
   Contract administration charges                                      (8,903)            (4,388)
   Annuity benefits                                                 (1,978,467)          (824,480)
                                                               ---------------    ---------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                 13,918,234          2,818,827
                                                               ---------------    ---------------
     Total increase (decrease)  in net assets                       14,601,092          3,170,224
NET ASSETS:
  Beginning of year                                                  9,198,599          6,028,375
                                                               ---------------    ---------------
   END OF YEAR                                                 $    23,799,691    $     9,198,599
                                                               ===============    ===============

                                                                           INDEX 500
                                                                              FUND+
                                                               ----------------------------------
                                                                     2002              2001
                                                               ---------------    ---------------
OPERATIONS:
   Net investment income (loss)                                $        16,770    ($       47,274)
   Net realized gains (losses) from
      investment transactions                                       (4,434,333)        (2,064,102)
   Net change in unrealized appreciation
      (depreciation) of investments                                (15,838,457)       (11,061,435)
                                                               ---------------    ---------------
Net increase (decrease) in net assets
      resulting from operations                                    (20,256,020)       (13,172,811)
                                                               ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                 6,224,461          7,290,417
   Surrender benefits                                                 (134,668)          (152,859)
   Net transfers                                                    (3,336,152)         1,969,254
   Considerations for supplementary contracts with life                      -                  -
   Payments for supplementary contracts with life                       (2,835)            (3,592)
   Contract administration charges                                     (86,941)           (92,501)
   Annuity benefits                                                 (6,934,411)        (8,630,284)
                                                               ---------------    ---------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                 (4,270,546)           380,435
                                                               ---------------    ---------------
     Total increase (decrease)  in net assets                      (24,526,566)       (12,792,376)
NET ASSETS:
  Beginning of year                                                 87,009,307         99,801,683
                                                               ---------------    ---------------
   END OF YEAR                                                 $    62,482,741    $    87,009,307
                                                               ===============    ===============

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b) FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+      INVESTMENT IN PENN SERIES FUNDS, INC.
++     INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++    INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
       AND II
++++   INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^      INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
^^     INVESTMENT IN FEDERATED INSURANCE SERIES
^^^    INVESTMENT IN RYDEX VARIABLE TRUST
^^^^   INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
^^^^^  INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                             MID CAP
                                                                          GROWTH FUND+
                                                               ----------------------------------
                                                                    2002               2001
                                                               ---------------    ---------------
OPERATIONS:
   Net investment income (loss)                                $      (274,469)   $      (325,669)
   Net realized gains (losses) from
      investment transactions                                       (1,899,003)        (1,242,384)
   Net change in unrealized appreciation
      (depreciation) of investments                                 (6,290,031)        (7,382,959)
                                                               ---------------    ---------------
Net increase (decrease) in net assets
      resulting from operations                                     (8,463,503)        (8,951,012)
                                                               ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                 2,600,172          3,092,018
   Surrender benefits                                                  (24,999)           (29,147)
   Net transfers                                                     1,579,349          3,212,054
   Considerations for supplementary contracts with life                      -                  -
   Payments for supplementary contracts with life                            -                  -
   Contract administration charges                                     (22,177)           (22,214)
   Annuity benefits                                                 (2,157,198)        (2,509,231)
                                                               ---------------    ---------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                  1,975,147          3,743,480
                                                               ---------------    ---------------
     Total increase (decrease)  in net assets                       (6,488,356)        (5,207,532)
NET ASSETS:
  Beginning of year                                                 23,835,864         29,043,396
                                                               ---------------    ---------------
   END OF YEAR                                                 $    17,347,508    $    23,835,864
                                                               ===============    ===============

                                                                            MID CAP
                                                                          VALUE FUND+
                                                               ----------------------------------
                                                                    2002               2001
                                                               ---------------    ---------------
OPERATIONS:
   Net investment income (loss)                                $      (259,464)   $     1,364,763
   Net realized gains (losses) from
      investment transactions                                         (550,378)           318,209
   Net change in unrealized appreciation
      (depreciation) of investments                                 (3,330,034)        (3,053,110)
                                                               ---------------    ---------------
Net increase (decrease) in net assets
      resulting from operations                                     (4,139,876)        (1,370,138)
                                                               ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                 3,087,396          4,734,068
   Surrender benefits                                                  (45,741)           (46,557)
   Net transfers                                                    (1,144,889)         3,807,964
   Considerations for supplementary contracts with life                      -                  -
   Payments for supplementary contracts with life                            -                  -
   Contract administration charges                                     (29,431)           (25,662)
   Annuity benefits                                                 (2,400,508)        (2,584,690)
                                                               ---------------    ---------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                   (533,173)         5,885,123
                                                               ---------------    ---------------
     Total increase (decrease)  in net assets                       (4,673,049)         4,514,985
NET ASSETS:
  Beginning of year                                                 35,380,952         30,865,967
                                                               ---------------    ---------------
   END OF YEAR                                                 $    30,707,903    $    35,380,952
                                                               ===============    ===============

                                                               LARGE CAP GROWTH
                                                                    FUND(a)+
                                                               ----------------
                                                                    2002
                                                               ----------------
OPERATIONS:
   Net investment income (loss)                                $          (652)
   Net realized gains (losses) from
      investment transactions                                          (10,376)
   Net change in unrealized appreciation
      (depreciation) of investments                                    (67,081)
                                                               ---------------
Net increase (decrease) in net assets
      resulting from operations                                        (78,109)
                                                               ---------------

VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                   661,998
   Surrender benefits                                                     (258)
   Net transfers                                                     1,124,380
   Considerations for supplementary contracts with life                      -
   Payments for supplementary contracts with life                            -
   Contract administration charges                                        (307)
   Annuity benefits                                                    (16,720)
                                                               ---------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                  1,769,093
                                                               ---------------
     Total increase (decrease)  in net assets                        1,690,984
NET ASSETS:
  Beginning of year                                                          -
                                                               ---------------
   END OF YEAR                                                 $     1,690,984
                                                               ===============

                                                               STRATEGIC VALUE         REIT
                                                                  FUND (a)+          FUND (a)+
                                                               ---------------    ---------------
                                                                    2002               2002
                                                               ---------------    ---------------
OPERATIONS:
   Net investment income (loss)                                $          (876)   $        39,188
   Net realized gains (losses) from
      investment transactions                                              341             (2,680)
   Net change in unrealized appreciation
      (depreciation) of investments                                    (35,644)           (61,073)
                                                               ---------------    ---------------
Net increase (decrease) in net assets
      resulting from operations                                        (36,179)           (24,565)
                                                               ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                   537,680            728,948
   Surrender benefits                                                     (274)              (190)
   Net transfers                                                     1,467,573          1,288,056
   Considerations for supplementary contracts with life                      -             19,868
   Payments for supplementary contracts with life                            -               (436)
   Contract administration charges                                        (386)              (295)
   Annuity benefits                                                    (19,377)           (36,893)
                                                               ---------------    ---------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                  1,985,216          1,999,058
                                                               ---------------    ---------------
     Total increase (decrease)  in net assets                        1,949,037          1,974,493
NET ASSETS:
  Beginning of year                                                          -                  -
                                                               ---------------    ---------------
   END OF YEAR                                                 $     1,949,037    $     1,974,493
                                                               ===============    ===============

                                                                           BALANCED
                                                                          PORTFOLIO++
                                                               ----------------------------------
                                                                    2002               2002
                                                               ---------------    ---------------
OPERATIONS:
   Net investment income (loss)                                $       461,699    $       292,955
   Net realized gains (losses) from
      investment transactions                                       (1,601,867)        14,003,787
   Net change in unrealized appreciation
      (depreciation) of investments                                 (5,727,781)       (21,415,054)
                                                               ---------------    ---------------
Net increase (decrease) in net assets
      resulting from operations                                     (6,867,949)        (7,118,312)
                                                               ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                 2,332,034          3,636,846
   Surrender benefits                                                  (49,471)           (51,038)
   Net transfers                                                    (2,843,487)        (1,947,586)
   Considerations for supplementary contracts with life                      -                  -
   Payments for supplementary contracts with life                            -                  -
   Contract administration charges                                     (31,394)           (32,187)
   Annuity benefits                                                 (3,708,448)        (4,697,772)
                                                               ---------------    ---------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                 (4,300,766)        (3,091,737)
                                                               ---------------    ---------------
     Total increase (decrease)  in net assets                      (11,168,715)       (10,210,049)
NET ASSETS:
  Beginning of year                                                 38,326,219         48,536,268
                                                               ---------------    ---------------
   END OF YEAR                                                 $    27,157,504    $    38,326,219
                                                               ===============    ===============

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b) FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+      INVESTMENT IN PENN SERIES FUNDS, INC.
++     INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++    INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
       AND II
++++   INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^      INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
^^     INVESTMENT IN FEDERATED INSURANCE SERIES
^^^    INVESTMENT IN RYDEX VARIABLE TRUST
^^^^   INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
^^^^^  INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2002 AND 2001

                                                                         EQUITY INCOME
                                                                         PORTFOLIO+++
                                                               ----------------------------------
                                                                     2002               2001
                                                               ---------------    ---------------
OPERATIONS:
   Net investment income (loss)                                $       309,473    $       365,366
   Net realized gains (losses) from
      investment transactions                                         (301,717)         3,435,445
   Net change in unrealized appreciation
      (depreciation) of investments                                (13,652,129)        (8,443,106)
                                                               ---------------    ---------------
Net increase (decrease) in net assets
      resulting from operations                                    (13,644,373)        (4,642,295)
                                                               ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                 5,565,665          6,337,440
   Surrender benefits                                                  (91,878)           (95,191)
   Net transfers                                                    (1,761,475)         2,529,440
   Considerations for supplementary contracts with life                 31,403                  -
   Payments for supplementary contracts with life                         (710)                 -
   Contract administration charges                                     (61,625)           (61,687)
   Annuity benefits                                                 (6,583,316)        (6,892,924)
                                                               ---------------    ---------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                 (2,901,936)         1,817,078
                                                               ---------------    ---------------
     Total increase (decrease)  in net assets                      (16,546,309)        (2,825,217)
NET ASSETS:
  Beginning of year                                                 73,821,248         76,646,465
                                                               ---------------    ---------------
   END OF YEAR                                                 $    57,274,939    $    73,821,248
                                                               ===============    ===============

                                                                             GROWTH
                                                                           PORTFOLIO+++
                                                               ----------------------------------
                                                                     2002               2001
                                                               ---------------    ---------------
OPERATIONS:
   Net investment income (loss)                                $    (1,088,684)   $    (1,597,357)
   Net realized gains (losses) from
      investment transactions                                      (12,364,016)         5,681,844
   Net change in unrealized appreciation
      (depreciation) of investments                                (27,921,040)       (36,930,647)
                                                               ---------------    ---------------
Net increase (decrease) in net assets
      resulting from operations                                    (41,373,740)       (32,846,160)
                                                               ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                 8,128,952         10,865,017
   Surrender benefits                                                 (159,232)          (225,668)
   Net transfers                                                    (7,570,532)        (4,368,579)
   Considerations for supplementary contracts with life                      -                  -
   Payments for supplementary contracts with life                            -                  -
   Contract administration charges                                    (128,594)          (147,600)
   Annuity benefits                                                (10,531,673)       (13,983,336)
                                                               ---------------    ---------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                (10,261,079)        (7,860,166)
                                                               ---------------    ---------------
     Total increase (decrease)  in net assets                      (51,634,819)       (40,706,326)
NET ASSETS:
  Beginning of year                                                136,091,668        176,797,994
                                                               ---------------    ---------------
   END OF YEAR                                                 $    84,456,849    $   136,091,668
                                                               ===============    ===============

                                                                         ASSET MANAGER
                                                                          PORTFOLIO+++
                                                               ----------------------------------
                                                                     2002               2001
                                                               ---------------    ---------------
OPERATIONS:
   Net investment income (loss)                                $       534,643    $       728,873
   Net realized gains (losses) from
      investment transactions                                       (1,193,760)          (261,698)
   Net change in unrealized appreciation
      (depreciation) of investments                                 (1,476,788)        (1,784,423)
                                                               ---------------    ---------------
Net increase (decrease) in net assets
      resulting from operations                                     (2,135,905)        (1,317,248)
                                                               ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                 1,189,205          1,177,514
   Surrender benefits                                                  (32,105)           (24,974)
   Net transfers                                                    (1,976,153)        (1,805,977)
   Considerations for supplementary contracts with life                      -                  -
   Payments for supplementary contracts with life                            -                  -
   Contract administration charges                                     (17,523)           (17,850)
   Annuity benefits                                                 (2,281,738)        (2,024,184)
                                                               ---------------    ---------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                 (3,118,314)        (2,695,471)
                                                               ---------------    ---------------
     Total increase (decrease)  in net assets                       (5,254,219)        (4,012,719)
NET ASSETS:
  Beginning of year                                                 21,287,981         25,300,700
                                                               ---------------    ---------------
   END OF YEAR                                                 $    16,033,762    $    21,287,981
                                                               ===============    ===============

                                                                        EMERGING MARKETS
                                                                      (INT'L) PORTFOLIO++++
                                                               ----------------------------------
                                                                     2002              2001
                                                               ---------------    ---------------
OPERATIONS:
   Net investment income (loss)                                $      (161,862)   $      (100,423)
   Net realized gains (losses) from
      investment transactions                                         (222,735)          (125,591)
   Net change in unrealized appreciation
      (depreciation) of investments                                   (665,641)          (688,118)
                                                               ---------------    ---------------
Net increase (decrease) in net assets
      resulting from operations                                     (1,050,238)          (914,132)
                                                               ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                   941,912          1,139,979
   Surrender benefits                                                  (20,672)           (16,190)
   Net transfers                                                      (652,742)          (285,695)
   Considerations for supplementary contracts with life                      -                  -
   Payments for supplementary contracts with life                            -                  -
   Contract administration charges                                     (12,358)           (11,097)
   Annuity benefits                                                 (1,231,003)          (886,528)
                                                               ---------------    ---------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                   (974,863)           (59,531)
                                                               ---------------    ---------------
     Total increase (decrease)  in net assets                       (2,025,101)          (973,663)
NET ASSETS:
  Beginning of year                                                 10,373,130         11,346,793
                                                               ---------------    ---------------
   END OF YEAR                                                 $     8,348,029    $    10,373,130
                                                               ===============    ===============

                                                                 V.I. CAPITAL       HIGH INCOME
                                                                 APPRECIATION           BOND
                                                                   FUND (b)^        FUND II (b)^^
                                                               ----------------------------------
                                                                     2002              2001
                                                               ---------------    ---------------
OPERATIONS:
   Net investment income (loss)                                $          (101)   $        (2,209)
   Net realized gains (losses) from
      investment transactions                                           (5,262)              (598)
   Net change in unrealized appreciation
      (depreciation) of investments                                     (1,776)            38,737
                                                               ---------------    ---------------
Net increase (decrease) in net assets
      resulting from operations                                         (7,139)            35,930
                                                               ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                         -                  -
   Surrender benefits                                                        -                  -
   Net transfers                                                        83,710          1,800,169
   Considerations for supplementary contracts with life                      -                  -
   Payments for supplementary contracts with life                            -                  -
   Contract administration charges                                           -                  -
   Annuity benefits                                                     (1,868)           (17,853)
                                                               ---------------    ---------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                     81,842          1,782,316
                                                               ---------------    ---------------
     Total increase (decrease)  in net assets                           74,703          1,818,246
NET ASSETS:
  Beginning of year                                                          -                  -
                                                               ---------------    ---------------
   END OF YEAR                                                 $        74,703    $     1,818,246
                                                               ===============    ===============

                                                                   FINANCIAL
                                                                   SERVICES         HEALTH CARE
                                                                  FUND (b)^^^        FUND (b)^^^
                                                               ----------------------------------
                                                                     2002              2001
                                                               ---------------    ---------------
OPERATIONS:
   Net investment income (loss)                                $          (210)   $          (587)
   Net realized gains (losses) from
      investment transactions                                           14,380              1,237
   Net change in unrealized appreciation
      (depreciation) of investments                                        336                  7
                                                               ---------------    ---------------
Net increase (decrease) in net assets
      resulting from operations                                         14,506                657
                                                               ---------------    ---------------

VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                         -              7,607
   Surrender benefits                                                        -                  -
   Net transfers                                                        (7,922)            (5,932)
   Considerations for supplementary contracts with life                      -                  -
   Payments for supplementary contracts with life                            -                  -
   Contract administration charges                                           -                  -
   Annuity benefits                                                       (432)            (1,642)
                                                               ---------------    ---------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                     (8,354)                33
                                                               ---------------    ---------------
     Total increase (decrease)  in net assets                            6,152                690
NET ASSETS:
  Beginning of year                                                          -                  -
                                                               ---------------    ---------------
   END OF YEAR                                                 $         6,152    $           690
                                                               ===============    ===============

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b) FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+      INVESTMENT IN PENN SERIES FUNDS, INC.
++     INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++    INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
       AND II
++++   INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^      INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
^^     INVESTMENT IN FEDERATED INSURANCE SERIES
^^^    INVESTMENT IN RYDEX VARIABLE TRUST
^^^^   INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
^^^^^  INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2002 AND 2001

                                                                                                                     OTC
                                                                MEKROS FUND (b)^^^       NOVA FUND (b)^^^         FUND (b)^^^
                                                               --------------------    --------------------    ------------------
                                                                       2002                     2002                 2002
                                                               --------------------    --------------------    ------------------
OPERATIONS:
   Net investment income (loss)                                $                (36)   $               (189)   $             (167)
   Net realized gains (losses) from
      investment transactions                                                22,674                  (3,478)                2,158
   Net change in unrealized appreciation
      (depreciation) of investments                                         (19,861)                     (4)                    -
                                                               --------------------    --------------------    ------------------
Net increase (decrease) in net assets
      resulting from operations                                               2,777                  (3,671)                1,991
                                                               --------------------    --------------------    ------------------

VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                          7,836                   7,607                     -
   Surrender benefits                                                             -                       -                     -
   Net transfers                                                            807,212                  (1,239)               (1,047)
   Considerations for supplementary contracts with life                           -                       -                     -
   Payments for supplementary contracts with life                                 -                       -                     -
   Contract administration charges                                                -                       -                     -
   Annuity benefits                                                          (1,166)                 (2,697)                 (944)
                                                               --------------------    --------------------    ------------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                         813,882                   3,671                (1,991)
                                                               --------------------    --------------------    ------------------
     Total increase (decrease)  in net assets                               816,659                       -                     -
NET ASSETS:
  Beginning of year                                                               -                       -                     -
                                                               --------------------    --------------------    ------------------
   END OF YEAR                                                 $            816,659                     $ -                   $ -
                                                               ====================    ====================    ==================

                                                                    TECHNOLOGY                 URSA
                                                                     FUND (b)^^^            FUND (b)^^^
                                                               --------------------    --------------------
                                                                       2002                     2002
                                                               --------------------    --------------------
OPERATIONS:
   Net investment income (loss)                                $               (194)   $                 (2)
   Net realized gains (losses) from
      investment transactions                                                 3,150                       -
   Net change in unrealized appreciation
      (depreciation) of investments                                              19                       -
                                                               --------------------    --------------------
Net increase (decrease) in net assets
      resulting from operations                                               2,975                      (2)
                                                               --------------------    --------------------

VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                              -                       -
   Surrender benefits                                                             -                       -
   Net transfers                                                             (2,121)                      2
   Considerations for supplementary contracts with life                           -                       -
   Payments for supplementary contracts with life                                 -                       -
   Contract administration charges                                                -                       -
   Annuity benefits                                                            (854)                      -
                                                               --------------------    --------------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                          (2,975)                      2
                                                               --------------------    --------------------
     Total increase (decrease)  in net assets                                     -                       -
NET ASSETS:
  Beginning of year                                                               -                       -
                                                               --------------------    --------------------
   END OF YEAR                                                                  $ -                     $ -
                                                               ====================    ====================

                                                               U.S. GOVERNMENT BOND    U.S. GOVERNMENT MONEY       UTILITIES
                                                                     FUND (b)^^^         MARKET FUND (b)^^^       FUND (b)^^^
                                                               --------------------    ---------------------   ------------------
                                                                       2002                    2002                   2002
                                                               --------------------    ---------------------   ------------------
OPERATIONS:
   Net investment income (loss)                                $                529    $             (6,815)   $             (192)
   Net realized gains (losses) from
      investment transactions                                                 3,182                       -               (14,748)
   Net change in unrealized appreciation
      (depreciation) of investments                                            (409)                      -                   813
                                                               --------------------    --------------------    ------------------
Net increase (decrease) in net assets
      resulting from operations                                               3,302                  (6,815)              (14,127)
                                                               --------------------    --------------------    ------------------

VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                          7,237               3,708,900                     -
   Surrender benefits                                                             -                       -                     -
   Net transfers                                                             74,797              (2,853,194)              101,606
   Considerations for supplementary contracts with life                           -                       -                     -
   Payments for supplementary contracts with life                                 -                       -                     -
   Contract administration charges                                                -                       -                     -
   Annuity benefits                                                            (367)                 (1,514)               (2,433)
                                                               --------------------    --------------------    ------------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                          81,667                 854,192                99,173
                                                               --------------------    --------------------    ------------------
     Total increase (decrease)  in net assets                                84,969                 847,377                85,046
NET ASSETS:
  Beginning of year                                                               -                       -                     -
                                                               --------------------    --------------------    ------------------
   END OF YEAR                                                 $             84,969    $            847,377    $           85,046
                                                               ====================    ====================    ==================

                                                                  EQUITY INCOME        INTERNATIONAL STOCK
                                                               PORTFOLIO II (b)^^^^     PORTFOLIO (b)^^^^^
                                                               --------------------    --------------------
                                                                       2002                    2002
                                                               --------------------    --------------------
OPERATIONS:
   Net investment income (loss)                                $                367    $               (683)
   Net realized gains (losses) from
      investment transactions                                                  (277)                    938
   Net change in unrealized appreciation
      (depreciation) of investments                                           1,303                     239
                                                               --------------------    --------------------
Net increase (decrease) in net assets
      resulting from operations                                               1,393                     494
                                                               --------------------    --------------------

VARIABLE ANNUITY ACTIVITIES:
   Purchase payments                                                         12,064                   2,411
   Surrender benefits                                                             -                       -
   Net transfers                                                             46,679                       9
   Considerations for supplementary contracts with life                           -                       -
   Payments for supplementary contracts with life                                 -                       -
   Contract administration charges                                                -                       -
   Annuity benefits                                                            (637)                   (159)
                                                               --------------------    --------------------
Net increase (decrease) in net assets resulting
   from variable annuity activities                                          58,106                   2,261
                                                               --------------------    --------------------
     Total increase (decrease)  in net assets                                59,499                   2,755
NET ASSETS:
  Beginning of year                                                               -                       -
                                                               --------------------    --------------------
   END OF YEAR                                                 $             59,499    $              2,755
                                                               ====================    ====================

(a) FOR THE PERIOD FROM MAY 1, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
(b) FOR THE PERIOD FROM MAY 24, 2002 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 2002
+      INVESTMENT IN PENN SERIES FUNDS, INC.
++     INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++    INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
       AND II
++++   INVESTMENT IN VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
^      INVESTMENT IN AIM VARIABLE INSURANCE FUNDS
^^     INVESTMENT IN FEDERATED INSURANCE SERIES
^^^    INVESTMENT IN RYDEX VARIABLE TRUST
^^^^   INVESTMENT IN T. ROWE PRICE EQUITY SERIES, INC.
^^^^^  INVESTMENT IN T. ROWE PRICE INTERNATIONAL SERIES, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

NOTES TO FINANCIAL STATEMENTS - December 31, 2002

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies of Penn Mutual Variable Annuity Account III ("Account III") are as follows:

     GENERAL - Account III was established by The Penn Mutual Life Insurance Company ("Penn Mutual") under the provisions of the Pennsylvania Insurance Law. Account III is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account III offers units to variable annuity contract owners to provide for the accumulation of value and for the payment of annuities. Account III contains contracts of the Diversifier II, Optimizer, Commander, Penn Freedom, Olympia XT, Pennant Select, Olympia XT Advisor, and Penn Freedom Advisor variable annuity products. Under applicable insurance law, the assets and liabilities of Account III are clearly identified and distinguished from Penn Mutual's other assets and liabilities. The portion of Account III's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Penn Mutual may conduct. The preparation of the accompanying financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 2002 and the reported amounts from operations and contract transactions during 2002 and 2001. Actual results could differ with those estimates.

     INVESTMENTS - Assets of Account III are invested into sub-accounts which are invested in shares of Penn Series Funds, Inc. ("Penn Series"), an affiliated entity of Penn Mutual: Money Market, Quality Bond, High Yield Bond, Growth Equity, Large Cap Value, Flexibly Managed, International Equity, Small Cap Value, Emerging Growth, Limited Maturity Bond, Index 500, Mid Cap Growth and Mid Cap Value, Large Cap Growth, Strategic Value, and REIT Funds; Neuberger Berman Advisers Management Trust ("AMT"): Balanced Portfolio; Fidelity Investments' Variable Insurance Products Funds I and II ("Fidelity"): Equity Income, Growth, and Asset Manager Portfolios; The Universal Institutional Funds, Inc. ("Van Kampen"): Emerging Markets Equity (Int'l) Portfolio; AIM Variable Insurance Funds ("AIM"): V.I. Capital Appreciation Portfolio; Federated Insurance Series ("Federated"): High Income Bond Fund II; Rydex Variable Trust ("Rydex"):
Financial Services, Health Care, Mekros, Nova, OTC, Technology, Ursa, U.S. Government Bond, U.S. Government Money Market, and Utilities Funds; T. Rowe Price Equity Series, Inc. ("T. Rowe"): Equity Income Portfolio II, and T. Rowe Price International Series, Inc. ("T. Rowe"): International Stock Portfolio. Penn Series, AMT, Fidelity, Morgan Stanley, AIM, Federated, Rydex, and T. Rowe are open-end diversified management investment companies. The investment in shares of these funds or portfolios is carried at fair market value as determined by the underlying net asset value of the respective funds or portfolios. Dividend income and gains from realized gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

     FEDERAL INCOME TAXES - The operations of Account III are included in the federal income tax return of Penn Mutual, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Penn Mutual does not expect to incur federal income taxes on the earnings of Account III to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to Account III for federal income taxes. Penn Mutual will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

     DIVERSIFICATION REQUIREMENTS - Under the provisions of Section 817(h) of the IRC, a variable annuity contract other than a contract issued in connection with certain types of employee benefit plans will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Penn Mutual believes that Account III satisfies the current requirements of the regulations, and it intends that Account III will continue to meet such requirements.

RECLASSIFICATION REQUIREMENTS - Certain prior year amounts on the statement of changes in net assets have been reclassified to conform with the 2002 presentation.

NOTE 2. PURCHASES AND SALES OF INVESTMENTS

     The following table shows aggregate cost of shares purchased and proceeds of shares redeemed of each fund or portfolio for the period ended December 31, 2002:

                                                   PURCHASES           SALES
                                                ---------------   ---------------
Money Market Fund                               $   226,755,363   $   219,861,585
Quality Bond Fund                                    29,861,801        15,480,558
High Yield Bond Fund                                 21,369,595        19,141,974
Growth Equity Fund                                    5,386,551        38,016,237
Large Cap Value Fund                                 14,322,715        25,636,431
Flexibly Managed Fund                                87,772,980        62,581,139
International Equity Fund                           142,869,786       158,745,534
Small Cap Value Fund                                 17,396,549        14,218,995
Emerging Growth Fund                                 13,369,046        29,311,269
Limited Maturity Bond Fund                           22,958,533         8,591,192
Index 500 Fund                                       13,563,645        22,258,735
Mid Cap Growth Fund                                   5,381,725         5,581,287
Mid Cap Value Fund                                    6,116,765         7,462,418
Large Cap Growth Fund                                 2,464,634           706,508
Strategic Value Fund                                  2,650,183           665,428
REIT Fund                                             2,823,604           787,967
Balanced Portfolio                                    5,527,502        10,971,529
Equity Income Portfolio                              55,610,504        58,510,536
Growth Portfolio                                     12,257,853        35,983,081
Asset Manager Portfolio                               3,564,160         7,343,262
Emerging Markets Equity (Int'l) Portfolio            22,266,308        23,626,574
V.I. Capital Appreciation Fund                          221,569           145,024
High Income Bond Fund II                              2,599,695           818,227
Financial Services Fund                                 858,025           851,784
Health Care Fund                                        678,168           677,015
Mekros Fund                                           2,260,257         1,422,736
Nova Fund                                               206,117           206,028
OTC Fund                                                 90,744            90,583
Technology Fund                                         134,825           134,682
Ursa Fund                                               104,831           104,831
U.S. Government Bond Fund                               200,409           114,985
U.S. Government Money Market Fund                     8,297,299         7,444,057
Utilities Fund                                          486,379           402,010
Equity Income Portfolio II                              209,577           151,239
International Stock Portfolio                         2,513,991         2,510,757

NOTE 3. CONTRACT CHARGES

     Operations are charged for mortality and expense risks assumed by Penn Mutual as determined daily as follows:

                                             MINIMUM     MAXIMUM
       PRODUCTS                               RATE        RATE *              ANNUAL CONTRACT ADMINISTRATION CHARGES
------------------------                    ---------   ----------     ---------------------------------------------------
Diversifier II/Optimizer                       1.25%         None      $30 maximum contract charges
Commander                                      1.40%#        2.50%     $40 or 2% of the Account Values, whichever is less
                                                                       or none if the Account Value > $100,000
Penn Freedom                                   1.45%#        2.40%     $40 or 2% of the Account Values, whichever is less
                                                                       or none if the Account Value > $100,000

Olympia XT                                     1.40%#        2.25%     $40 or 2% of the Account Values, whichever is less
                                                                       or none if the Account Value > $100,000
Pennant Select                                 1.35%#        2.30%     $40 or 2% of the Account Values, whichever is less
                                                                       or none if the Account Value > $100,000
Olympia XT Advisor                             1.40%#        2.00%     $40 or 2% of the Account Values, whichever is less
                                                                       or none if the Account Value > $100,000
Penn Freedom Advisor                           1.60%#        2.20%     $40 or 2% of the Account Values, whichever is less
                                                                       or none if the Account Value > $100,000

# INCLUDING 0.15% CONTRACT ADMINISTRATION CHARGE AS PERCENTAGE OF VARIABLE ACCOUNT VALUE.

*   MAXIMUM CHARGES FOR CONTRACT RIDERS

SURRENDER CHARGE PERIODS :

Diversifier II/Optimizer                  8  Years for the first purchase
                                         11  Years after the first purchase
Commander                                 1  Year
Penn Freedom                              5  Years
Olympia XT                               10  Years
Pennant Select                            8  Years
Olympia XT Advisor                        9  Years
Penn Freedom Advisor                      5  Years

     If a policy is surrendered within the surrender charge periods, a contingent deferred sales charge may be assessed. This charge will be deducted before any surrender proceeds are paid.

NOTE 4. UNIT VALUES

The accumulation units and accumulation unit values are as follows:

                                             DECEMBER 31, 2000                DECEMBER 31, 2001
                                             -----------------     -----------------------------------------
                                                  ENDING                                            ENDING
                                                   UNIT              UNITS          UNITS            UNIT
                                                  BALANCE          PURCHASED       REDEEMED         BALANCE
                                             -----------------     -----------------------------------------
Money Market Fund                                  2,500,886       14,118,453    (13,011,270)      3,608,070
Quality Bond Fund                                  1,812,036        1,905,124       (404,123)      3,313,037
High Yield Bond Fund                               1,305,664          533,954       (298,902)      1,540,716
Growth Equity Fund                                 3,735,244        1,221,975       (866,019)      4,091,200
Large Cap Value Fund                               4,001,850          970,841       (618,853)      4,353,837
Flexibly Managed Fund                              4,678,931        3,044,588     (1,356,992)      6,366,526
International Equity Fund                          4,463,430        2,587,809     (2,896,441)      4,154,798
Small Cap Value Fund                               1,962,771        1,139,736       (318,717)      2,783,790
Emerging Growth Fund                               2,925,342          665,956       (649,829)      2,941,469
Limited Maturity Bond Fund                           480,373          342,425        (99,343)        723,454
Index 500 Fund                                     6,840,460        1,597,860     (1,251,381)      7,186,939
Mid Cap Growth Fund                                1,849,369        1,171,397       (519,783)      2,500,983
Mid Cap Value Fund                                 1,972,494          720,763       (238,159)      2,455,097
Large Cap Growth Fund                                      -                -              -               -
Strategic Value Fund                                       -                -              -               -

                                                                DECEMBER 31, 2002
                                                  --------------------------------------------
                                                                                      ENDING
                                                     UNITS            UNITS            UNIT
                                                   PURCHASED        REDEEMED         BALANCE
                                                  --------------------------------------------
Money Market Fund                                 19,949,305      (19,088,371)      4,469,004
Quality Bond Fund                                  2,152,420         (916,387)      4,549,069
High Yield Bond Fund                               1,387,231       (1,191,616)      1,736,331
Growth Equity Fund                                   728,140       (1,046,455)      3,772,885
Large Cap Value Fund                                 994,179         (854,498)      4,493,519
Flexibly Managed Fund                              4,317,853       (2,029,838)      8,654,541
International Equity Fund                         17,613,670      (18,155,106)      3,613,362
Small Cap Value Fund                               1,080,794         (893,539)      2,971,045
Emerging Growth Fund                               1,048,013       (1,263,279)      2,726,204
Limited Maturity Bond Fund                         1,862,858         (713,169)      1,873,144
Index 500 Fund                                     1,524,998       (1,774,316)      6,937,621
Mid Cap Growth Fund                                  962,845         (505,981)      2,957,847
Mid Cap Value Fund                                   500,479         (535,199)      2,420,377
Large Cap Growth Fund                                285,124          (82,961)        202,163
Strategic Value Fund                                 384,888         (155,535)        229,353

REIT Fund                                                  -                -              -               -
Balanced Portfolio                                 2,551,464          652,585       (665,246)      2,538,803
Equity Income Portfolio                            4,083,145        7,404,541     (7,030,867)      4,456,819
Growth Portfolio                                   7,531,284        4,900,724     (4,730,384)      7,701,624
Asset Manager Portfolio                            1,564,332          267,828       (360,104)      1,472,056
Emerging Markets Equity (Int'l) Portfolio          1,323,416          287,523       (336,900)      1,274,039
V.I. Capital Appreciation Fund                             -                -              -               -
High Income Bond Fund II                                   -                -              -               -
Financial Services Fund                                    -                -              -               -
Health Care Fund                                           -                -              -               -
Mekros Fund                                                -                -              -               -
Nova Fund                                                  -                -              -               -
OTC Fund                                                   -                -              -               -
Technology Fund                                            -                -              -               -
Ursa Fund                                                  -                -              -               -
U.S. Government Bond Fund                                  -                -              -               -
U.S. Government Money Market Fund                          -                -              -               -
Utilities Fund                                             -                -              -               -
Equity Income Portfolio II                                 -                -              -               -
International Stock Portfolio                              -                -              -               -

REIT Fund                                            403,756         (188,241)        215,515
Balanced Portfolio                                   458,778         (704,026)      2,293,554
Equity Income Portfolio                            5,078,023       (5,055,884)      4,478,957
Growth Portfolio                                   1,366,685       (1,774,626)      7,293,683
Asset Manager Portfolio                              282,928         (465,876)      1,289,108
Emerging Markets Equity (Int'l) Portfolio          2,072,212       (2,191,326)      1,154,926
V.I. Capital Appreciation Fund                         9,754             (416)          9,339
High Income Bond Fund II                             231,599          (42,922)        188,677
Financial Services Fund                               79,449          (79,362)             87
Health Care Fund                                      61,459          (61,459)              -
Mekros Fund                                          313,660         (181,763)        131,896
Nova Fund                                             16,112          (16,112)              -
OTC Fund                                              10,820          (10,820)              -
Technology Fund                                       11,495          (11,495)              -
Ursa Fund                                              9,171           (9,171)              -
U.S. Government Bond Fund                             11,736           (4,603)          7,133
U.S. Government Money Market Fund                    875,642         (790,307)         85,335
Utilities Fund                                        33,923          (22,348)         11,574
Equity Income Portfolio II                            23,845          (16,663)          7,182
International Stock Portfolio                        265,872         (265,528)            344

NOTE 5. FINANCIAL HIGHLIGHTS

     Account III is a funding vehicle for a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

     The following table was developed by determining which products offered within Account III have the lowest and highest total return. Only product designs within each sub-account that has units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered within Account III as contract owners may not have selected all available and applicable contract options.

                                                AT DECEMBER 31, 2002                      FOR THE YEAR ENDED DECEMBER 31, 2002
                                      -----------------------------------------   --------------------------------------------------
                                                                                   INVESTMENT
                                                       UNIT                          INCOME         EXPENSE             TOTAL
                                        UNITS       FAIR VALUE      NET ASSETS     RATIO*(%)      RATIO**(%)        RETURN***(%)
                                      -----------------------------------------   --------------------------------------------------
Money Market Fund                     4,469,004   10.02 to 22.62     61,140,043           1.62   1.25 to 1.60       0.18 to 0.39
Quality Bond Fund                     4,549,069   10.25 to 26.93     72,855,250           4.21   1.25 to 1.60       2.54 to 3.97
High Yield Bond Fund                  1,736,331   10.07 to 36.58     38,404,939           9.69   1.25 to 1.60       .72 to 2.12
Growth Equity Fund                    3,772,885   4.57 to 61.60      55,695,593              -   1.25 to 1.60    (35.81) to (34.72)
Large Cap Value Fund                  4,493,519   8.45 to 36.32     105,567,134           1.46   1.25 to 1.60    (16.14) to (15.54)
Flexibly Managed Fund                 8,654,541   9.98 to 81.75     316,311,084           2.70   1.25 to 1.60     (0.48) to (0.23)
International Equity Fund             3,613,362   7.11 to 15.56      46,699,863           0.13   1.25 to 1.60    (11.20) to (9.01)
Small Cap Value Fund                  2,971,045   8.08 to 14.94      37,638,107              -   1.25 to 1.60    (19.15) to (17.80)
Emerging Growth Fund                  2,726,204   5.83 to 17.47      37,449,493              -   1.25 to 1.60    (42.89) to (41.75)
Limited Maturity Bond Fund            1,873,144   10.39 to 14.50     23,799,691           3.39   1.25 to 1.60       3.88 to 4.94
Index 500 Fund                        6,937,621   7.09 to 10.97      62,482,741           1.25   1.25 to 1.60    (23.36) to (22.67)
Mid Cap Growth Fund                   2,957,847    4.08 to 8.78      17,347,508              -   1.25 to 1.60    (33.84) to (33.43)
Mid Cap Value Fund                    2,420,377   9.13 to 13.91      30,707,903           0.54   1.25 to 1.60    (10.68) to (8.73)
Large Cap Growth Fund                   202,163    8.36 to 8.37       1,690,984           0.74   1.25 to 1.60    (16.41) to (16.30)
Strategic Value Fund                    229,353    8.49 to 8.50       1,949,037           0.75   1.25 to 1.60    (15.08) to (14.97)
REIT Fund                               215,515    9.15 to 9.17       1,974,493           4.37   1.25 to 1.60     (8.45) to (8.33)
Balanced Portfolio                    2,293,554   8.36 to 15.00      27,157,504           2.71   1.25 to 1.60    (21.82) to (12.59)

Equity Income Portfolio               4,478,957   8.33 to 16.24      57,274,939           1.74   1.25 to 1.60    (18.10) to (16.74)
Growth Portfolio                      7,293,683   6.66 to 15.75      84,456,849           0.26   1.25 to 1.60    (31.08) to (30.60)
Asset Manager Portfolio               1,289,108   8.85 to 15.19      16,033,762           4.23   1.25 to 1.60    (8.53) to (11.33)
Emerging Markets Equity (Int'l)
  Portfolio                           1,154,926    6.48 to 9.41       8,348,029              -   1.25 to 1.60    (12.54) to (10.03)
V.I. Capital Appreciation Fund            9,339    7.99 to 8.00          74,703              -   1.25 to 1.60    (20.08) to (19.98)
High Income Bond Fund II                188,677    9.63 to 9.64       1,818,246              -   1.25 to 1.60     (3.69) to (3.57)
Financial Services Fund                      87    7.97 to 7.98           6,152           0.28   1.25 to 1.60    (20.32) to (20.22)
Health Care Fund                              -    8.49 to 8.50             690              -   1.25 to 1.60    (15.08) to (14.98)
Mekros Fund                             131,896    6.16 to 6.17         816,659           0.38   1.25 to 1.60    (38.39) to (38.31)
Nova Fund                                     -    6.97 to 6.98               -              -   1.25 to 1.60    (30.32) to (30.23)
OTC Fund                                      -    7.68 to 7.69               -              -   1.25 to 1.60    (23.20) to (23.11)
Technology Fund                               -    7.51 to 7.52               -              -   1.25 to 1.60    (24.93) to (24.84)
Ursa Fund                                     -   11.53 to 11.55              -              -   1.25 to 1.60      15.34 to 15.48
U.S. Government Bond Fund                 7,133   11.90 to 11.92         84,969           2.27   1.25 to 1.60      19.02 to 19.17
U.S. Government Money Market Fund        85,335    9.93 to 9.94         847,377           0.14   1.25 to 1.60     (0.70) to (0.58)
Utilities Fund                           11,574    7.07 to 7.08          85,046              -   1.25 to 1.60    (29.29) to (29.20)
Equity Income Portfolio II                7,182    8.24 to 8.26          59,499           0.67   1.25 to 1.60    (17.59) to (17.42)
International Stock Portfolio               344    7.90 to 7.92           2,755           0.01   1.25 to 1.60    (19.99) to (19.89)

                                                AT DECEMBER 31, 2002                      FOR THE YEAR ENDED DECEMBER 31, 2002
                                      -----------------------------------------   --------------------------------------------------
                                                                                   INVESTMENT
                                                       UNIT                          INCOME         EXPENSE             TOTAL
                                        UNITS       FAIR VALUE      NET ASSETS     RATIO*(%)      RATIO**(%)        RETURN***(%)
                                      -----------------------------------------   --------------------------------------------------
Money Market Fund                     3,608,070   11.08 to 22.53     54,541,534           3.75   1.25 to 1.40       2.54 to 2.70
Quality Bond Fund                     3,313,037   11.71 to 25.90     57,852,474           5.51   1.25 to 1.40       7.10 to 7.56
High Yield Bond Fund                  1,540,716   10.27 to 35.82     38,243,189           9.17   1.25 to 1.40       5.44 to 5.60
Growth Equity Fund                    4,091,200   7.11 to 48.11     102,941,008           0.02   1.25 to 1.40    (26.38) to (26.27)
Large Cap Value Fund                  4,353,837   10.50 to 43.24    138,941,170           1.24   1.25 to 1.40     (3.76) to (3.61)
Flexibly Managed Fund                 6,366,526   13.82 to 82.03    313,512,063           2.80   1.25 to 1.40       8.75 to 8.92
International Equity Fund             4,154,798   8.00 to 17.49      62,192,792           1.76   1.25 to 1.40    (29.12) to (29.02)
Small Cap Value Fund                  2,783,790   12.58 to 18.17     45,012,119           0.10   1.25 to 1.40    (15.30) to (15.12)
Emerging Growth Fund                  2,941,469   16.58 to 30.55     72,857,101              -   1.25 to 1.40    (17.01) to (16.88)
Limited Maturity Bond Fund              723,454   11.18 to 13.82      9,198,599           4.43   1.25 to 1.40     (5.31) to (5.15)
Index 500 Fund                        7,186,939   9.25 to 14.29      87,009,307           1.12   1.25 to 1.40    (13.21) to (12.97)
Mid Cap Growth Fund                   2,500,983   6.14 to 13.19      23,835,864              -   1.25 to 1.40    (29.11) to (29.01)
Mid Cap Value Fund                    2,455,097   12.14 to 15.56     35,380,952           0.72   1.25 to 1.40     (4.51) to (4.37)
Balanced Portfolio                    2,538,803   10.68 to 18.33     38,326,219           1.93   1.25 to 1.40    (14.56) to (14.44)
Equity Income Portfolio               4,456,819   10.55 to 19.80     73,821,248           1.68   1.25 to 1.40     (6.28) to (6.14)
Growth Portfolio                      7,701,624   9.66 to 22.82     136,091,668           0.08   1.25 to 1.40    (18.79) to (18.67)
Asset Manager Portfolio               1,472,056   9.83 to 16.85      21,287,981           4.45   1.25 to 1.40     (5.42) to (5.28)
Emerging Markets Equity (Int'l)
  Portfolio                           1,274,039   7.20 to 10.47      10,373,130              -   1.25 to 1.40     (7.79) to (7.65)

* These ratios represent the dividends, excluding distributions of capital gains, received by the underlying sub-accounts within Account III from the underlying mutual fund, net of management fees and expenses assessed by the fund manager, divided by the average net assets of the respective sub-accounts. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying funds in which the sub-accounts invest.

** These ratios represent the annualized contract expenses of the sub-account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying sub-account are excluded.

*** These ratios represent the total return for the periods indicated, including changes in the value of the underlying sub-account, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

                         Report of Independent Auditors

Board of Trustees of The Penn Mutual Life Insurance Company and Contract Owners of Penn Mutual Variable Annuity Account III

We have audited the accompanying statements of assets and liabilities of Penn Mutual Variable Annuity Account III ("Variable Account") (comprised of the following sub-accounts: Money Market Fund, Quality Bond Fund, High Yield Bond Fund, Growth Equity Fund, Large Cap Value Fund, Flexibly Managed Fund, International Equity Fund, Small Cap Value Fund, Emerging Growth Fund, Limited Maturity Bond Fund, Index 500 Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Large Cap Growth Fund, Strategic Value Fund, REIT Fund, Balanced Portfolio, Equity Income Portfolio, Growth Portfolio, Asset Manager Portfolio, Emerging Markets Equity (Int'l) Portfolio, V.I. Capital Appreciation Fund, High Income Bond Fund II, Financial Services Fund, Health Care Fund, Mekros Fund, Nova Fund, OTC Fund, Technology Fund, Ursa Fund, U.S. Government Bond Fund, U.S. Government Money Market Fund, Utilities Fund, Equity Income Portfolio II, and International Stock Portfolio) as of December 31, 2002, the related statements of operations for the respective year or period then ended and the statements of changes in net assets for each of the respective two years or periods in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Penn Mutual Variable Annuity Account III at December 31, 2002, the results of their operations for the respective year or period then ended and the changes in their net assets for each of the respective two years or periods in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                      /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
April 4, 2003

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS

AS OF DECEMBER 31,                                        2002           2001
---------------------------------------------------------------------------------
(IN THOUSANDS)
ASSETS

Debt securities, at fair value                       $  4,928,419    $  4,674,275
Equity securities, at fair value                           39,940          38,423
Mortgage loans on real estate                               5,750           6,211
Real estate, net of accumulated depreciation               17,015          17,753
Policy loans                                              648,106         670,471
Short-term investments                                     35,215          28,474
Other invested assets                                     161,309         164,898
                                                     ------------    ------------
     Total investments                                  5,835,754       5,600,505

Cash and cash equivalents                                  23,455          49,358
Investment income due and accrued                          81,044          94,700
Deferred acquisition costs                                530,868         537,912
Amounts recoverable from reinsurers                       295,327         272,887
Broker/dealer receivables                               2,208,282       1,610,159
Goodwill                                                   14,354          14,100
Other assets                                              165,341         122,346
Separate account assets                                 2,180,524       2,530,600
                                                     ------------    ------------

     TOTAL ASSETS                                    $ 11,334,949    $ 10,832,567
                                                     ============    ============

LIABILITIES

Reserves for future policy benefits                  $  2,693,758    $  2,699,938
Other policyholder funds                                2,496,026       2,445,907
Policyholders' dividends payable                           24,108          28,072
Broker/dealer payables                                  1,909,676       1,197,614
Accrued income tax payable                                148,079          96,794
Debt                                                       86,046         202,952
Other liabilities                                         252,463         283,890
Separate account liabilities                            2,180,524       2,530,600
                                                     ------------    ------------

     TOTAL LIABILITIES                                  9,790,680       9,485,767
                                                     ------------    ------------

EQUITY
Retained earnings                                       1,332,221       1,259,068
Accumulated other comprehensive income:
   Unrealized appreciation of securities                  217,555          87,732
   Minimum pension liability                               (5,507)              -
                                                     ------------    ------------
     Total accumulated other comprehensive income         212,048          87,732
                                                     ------------    ------------

     TOTAL EQUITY                                       1,544,269       1,346,800
                                                     ------------    ------------

       TOTAL LIABILITIES AND EQUITY                  $ 11,334,949    $ 10,832,567
                                                     ============    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31,                         2002            2001            2000
-------------------------------------------------------------------------------------------------
(IN THOUSANDS)
REVENUES

Premium and annuity considerations                   $    115,830    $    117,916    $    130,127
Policy fee income                                         162,910         149,186         146,200
Net investment income                                     429,723         424,607         449,757
Net realized capital  losses                              (39,999)         (7,622)         (8,256)
Broker/dealer fees and commissions                        344,091         361,657         478,321
Other income                                               13,648          26,634          29,825
                                                     ------------    ------------    ------------

TOTAL REVENUE                                           1,026,203       1,072,378       1,225,974
                                                     ------------    ------------    ------------

BENEFITS AND EXPENSES

Benefits paid to policyholders and beneficiaries          391,124         410,015         409,909
Policyholder dividends                                     52,554          57,155          56,846
Decrease in reserves for future policy benefits           (32,505)        (46,065)        (41,461)
General expenses                                          258,013         248,446         273,310
Broker/dealer sales expense                               193,144         202,370         258,340
Amortization of deferred acquisition costs                 78,790          56,105          72,495
                                                     ------------    ------------    ------------

TOTAL BENEFITS AND EXPENSES                               941,120         928,026       1,029,439
                                                     ------------    ------------    ------------

INCOME BEFORE INCOME TAXES                                 85,083         144,352         196,535
                                                     ------------    ------------    ------------

Income taxes:
   Current                                                 10,307          45,134          49,607
   Deferred                                                 1,623           2,544           8,238
                                                     ------------    ------------    ------------

INCOME TAX EXPENSE                                         11,930          47,678          57,845
                                                     ------------    ------------    ------------

     NET INCOME                                      $     73,153    $     96,674    $    138,690
                                                     ============    ============    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

                                                      ACCUMULATED
                                                         OTHER
                                                     COMPREHENSIVE       RETAINED          TOTAL
                                                     INCOME/(LOSS)       EARNINGS         EQUITY
---------------------------------------------------------------------------------------------------
(IN THOUSANDS)
BALANCE AT JANUARY 1, 2000                           $     (33,398)   $   1,023,704   $     990,306

Net income for 2000                                              -          138,690         138,690
Other comprehensive loss, net of tax
  Unrealized appreciation of securities,
    net of reclassification adjustments                     91,980                -          91,980
                                                                                      -------------
Comprehensive income                                                                        230,670
                                                     -------------    -------------   -------------
BALANCE AT DECEMBER 31, 2000                             1,162,394        1,220,976
                                                                                             58,582

Net income for 2001                                              -           96,674          96,674
Other comprehensive income, net of tax
  Unrealized appreciation of securities,
    net of reclassification adjustments                     29,150                -          29,150
                                                                                      -------------
Comprehensive income                                                                        125,824
                                                     -------------    -------------   -------------
BALANCE AT DECEMBER 31, 2001                                87,732        1,259,068       1,346,800

Net income for 2002                                              -           73,153          73,153
Other comprehensive income, net of tax
  Unrealized appreciation of securities,
    net of reclassification adjustments                    129,823                -         129,823
  Minimum pension liability                                 (5,507)               -          (5,507)
                                                                                      -------------
Comprehensive income                                                                        197,469
                                                     -------------    -------------   -------------
BALANCE AT DECEMBER 31, 2002                         $     212,048    $   1,332,221   $   1,544,269
                                                     =============    =============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,                                        2002            2001            2000
----------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
                      CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                          $     73,153    $     96,674    $    138,690
Adjustments to reconcile net income to net cash provided by
operating activities:
  Capitalization of acquisition costs                                    (95,672)        (81,488)        (92,100)
  Amortization of deferred acquisition costs                              78,790          56,105          72,495
  Policy fees on universal life and investment contracts                 (81,771)        (84,662)        (82,557)
  Interest credited on universal life and investment contracts           113,028         125,601         130,473
  Depreciation and amortization                                           (3,955)           (658)          4,440
  Net realized capital losses                                             39,999           7,622           8,256
  Decrease/(increase) in investment income due and accrued                13,656            (939)         (4,507)
  Increase in amounts recoverable from reinsurers                        (22,440)        (28,884)        (23,156)
  Decrease in reserves for future policy benefits                         (6,180)        (15,172)        (20,499)
  (Decrease)/increase in accrued income tax payable                      (18,613)          2,350          (2,684)
  Other, net                                                             (23,900)         15,952         (15,259)
                                                                    ------------    ------------    ------------

    NET CASH PROVIDED BY OPERATING ACTIVITIES                             66,095          92,501         113,592
                                                                    ------------    ------------    ------------
                      CASH FLOWS FROM INVESTING ACTIVITIES

SALE OF INVESTMENTS:
  Debt securities available for sale                                   2,106,699       1,560,313       2,310,160
  Equity securities                                                       64,378          36,388          39,963
  Other                                                                    1,057           1,658             742

MATURITY AND OTHER PRINCIPAL REPAYMENTS:
  Debt securities available for sale                                     328,809         245,517         335,882
  Other                                                                   13,858          22,815          14,717

COST OF INVESTMENTS ACQUIRED:
  Debt securities available for sale                                  (2,457,921)     (1,603,699)     (2,541,312)
  Equity securities                                                      (66,892)        (71,112)        (36,824)
  Other                                                                  (98,671)        (27,242)        (41,206)

Change in policy loans, net                                               22,365         (17,907)        (10,144)
(Increase)/decrease in short-term investments, net                        (6,595)        (23,328)          1,788
Purchases of furniture and equipment, net                                (18,583)        (15,529)         (9,629)
                                                                    ------------    ------------    ------------

    NET CASH (USED IN)/PROVIDED BY INVESTING ACTIVITIES                 (111,496)        107,874          64,137
                                                                    ------------    ------------    ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FOR THE YEARS ENDED DECEMBER 31,                                        2002            2001            2000
----------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
                      CASH FLOWS FROM FINANCING ACTIVITIES

Deposits for universal life and investment contracts                $    750,745    $    629,427    $    643,805
Withdrawals from universal life and investment contracts                (634,990)       (704,560)       (747,843)
Transfers to separate accounts                                           (93,290)       (101,281)        (67,992)
Issuance/(repayment) of debt                                            (116,906)          8,289        (110,750)
Decrease/(increase) in net broker dealer receivables                     113,939          (4,276)         88,954
                                                                    ------------    ------------    ------------

   NET CASH PROVIDED BY/(USED IN) FINANCING ACTIVITIES                    19,498        (172,401)       (193,826)
                                                                    ------------    ------------    ------------

   NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS                  (25,903)         27,974         (16,097)

CASH AND CASH EQUIVALENTS
   Beginning of the year                                                  49,358          21,384          37,481
                                                                    ------------    ------------    ------------
   END OF THE YEAR                                                  $     23,455    $     49,358    $     21,384
                                                                    ============    ============    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                 (IN THOUSANDS)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

ORGANIZATION AND BASIS OF PRESENTATION

The Penn Mutual Life Insurance Company was founded and commenced business in 1847 as a mutual life insurance company. The Company concentrates primarily on the sale of individual life insurance and annuity products. The primary products that the Company currently markets are traditional whole life, term life, universal life, variable universal life, immediate annuities and deferred annuities, both fixed and variable. The Company markets its products through a network of career agents, independent agents, and independent marketing organizations. The Company is also involved in the broker-dealer business which offers a variety of investment products and services and is conducted through the Company's non-insurance subsidiaries. The Company sells its products in all fifty states and the District of Columbia.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States and include the accounts of The Penn Mutual Life Insurance Company, its wholly owned life insurance subsidiary, The Penn Insurance and Annuity Company ("PIA"), and non-insurance subsidiaries (principally broker/dealer and investment advisory subsidiaries) (the "Company"). All significant intercompany accounts and transactions have been eliminated in consolidation.

NEW ACCOUNTING PRONOUNCEMENTS
Effective January 1, 2002, the Company adopted Statement of Financial Accounting Standard (SFAS) No. 142 "Goodwill and Other Intangible Assets". In accordance with the new rule, goodwill and indefinite lived intangible assets are no longer amortized, but are subject to impairment tests conducted at least annually. Other intangible assets continue to be amortized over their estimated useful lives. In conjunction with the adoption of SFAS No.142, certain assets with definite lives of $1,393, which were previously reported as goodwill, were reclassified to intangible assets. The Company performed the required impairment tests of goodwill for each reporting unit using valuations of reporting units based on earnings and book value multiples and by reference to similar multiples of publicly traded peers. No goodwill impairment resulted from the adoption of these rules.

Effective January 1, 2001, the Company adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 133, as amended, standardizes the accounting for derivative instruments, including certain derivative instruments embedded in other contracts. SFAS 133 requires that all derivative instruments be carried at fair value. Upon adoption, the provisions of SFAS No. 133 were applied prospectively. The consolidated financial statement impact resulting from the adoption of SFAS No. 133 did not have a material effect on the Company's financial condition or results of operations.

During 2001, the Company adopted EITF 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets," which applies to interests in securitized financial assets of less than high credit quality. EITF 99-20 requires that income be recognized using the effective yield method based upon estimated cash flows. The effective yield is recalculated when there is an adverse or favorable change in estimated cash flows and the impact is applied prospectively to income over the remaining life of the security. When there has been an adverse change in estimated cash flows and the fair value of the security is less than the carrying value, the security is deemed other-than-temporarily impaired and is written down to fair value. The initial adoption of EITF 99-20 did not have a material effect on the Company's financial condition or results of operations.

INVESTMENTS

Debt securities (bonds, redeemable preferred stocks and mortgage and asset-backed securities) which might be sold prior to maturity are classified as available for sale. These securities are carried at fair value, with the change in unrealized gains and losses reported in other comprehensive income. Income on debt securities is recognized using the effective yield method. For mortgage and asset-backed securities ("structured securities") of high credit quality, changes in expected cash flows are recognized on the retrospective method. For structured securities where the possibility of credit loss is other than remote, changes in expected cash flows are recognized on the prospective method over the remaining life of the securities. Cash flow assumptions for structured securities are obtained from broker dealer survey values or internal estimates consistent with the current interest rate and economic environments. These assumptions represent the Company's best estimate of the amount and timing of estimated principal and interest cash flows based on current information and events that a market participant would use in determining the current fair value of the security.

Equity securities are classified as available for sale and carried at fair value. Dividends on equity securities are credited to income on their ex-dividend dates.

The Company regularly evaluates the carrying value of debt and equity securities based on current economic conditions, past credit loss experience, estimated future cash flows, and other circumstances of the investee. A decline in a security's fair value that is deemed to be other than temporary is treated as a realized loss and a reduction in the cost basis of the security.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances on impaired loans are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

Policy loans are carried at the unpaid principal balances.

Short-term investments include securities purchased with a maturity date of 90 days to less than one year. Short-term investments are valued at cost.

Other invested assets primarily include limited partnerships which are carried at fair value. Income from these partnerships is recognized using the cost method.

Realized gains and losses are determined by specific identification and are included in income on the trade date, net of amortization of deferred acquisition costs. Unrealized gains and losses, net of appropriate taxes and amortization of deferred acquisition costs, are accounted for as a separate component of other comprehensive income.

DERIVATIVES

The Company utilizes various financial instruments, such as interest rate swaps, interest rate caps, and financial futures to hedge against interest rate fluctuations. Interest rate swaps and financial futures are carried at fair value and are classified as other invested assets in the consolidated balance sheet. These derivative transactions have been designated and have qualified as fair value hedges. Changes in both the fair value of the derivative and the fair value of the hedged item attributable to the hedged risk are recognized currently as realized gains or losses with the change in the fair value of the hedged item also recognized as an adjustment to its cost basis. The Company recognized a realized capital (loss)/gain of $(320) and $208 in 2002 and 2001, respectively, related to the ineffectiveness of its futures and swap hedges. Interest rate caps are carried at fair value and are classified as other invested assets in the consolidated balance sheet. Since the Company's use of interest rate caps is designed as an economic hedge and not as a hedge of specific assets or liabilities, they do not qualify for hedge accounting treatment. As a result, the change in the fair value of the derivatives is recognized currently in realized capital gains or losses in the period of change. The Company recognized a realized capital loss of $3,700 in 2002 related to the change in fair value of interest rate caps.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, money market instruments and other debt securities purchased with a maturity of 90 days or less.

OTHER ASSETS

Property and equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Accumulated depreciation and amortization on property and equipment and leasehold improvements was $66,717 and $60,248 at December 31, 2002 and 2001, respectively. Related depreciation and amortization expense was $10,891, $9,991, and $8,835 for the years ended December 31, 2002, 2001 and 2000 respectively.

Intangibles assets with definite lives, which are related to purchased customer lists, are being amortized over ten years and had a gross carrying amount of $2,007 and $2,007 and accumulated amortization of $813 and $614 as of December 31, 2002 and 2001, respectively. The aggregate amortization expense related to these intangible assets was $199, $199 and $205 in 2002, 2001 and 2000, respectively. Estimated annual amortization expense is $199 for the years 2003 through 2007.

Goodwill is reviewed annually for impairment. No impairment of goodwill has been recognized. Prior to 2002, these costs were amortized on a straight-line basis over not more than 40 years. Goodwill increased by $254 during 2002 due to acquisitions in the broker dealer segment. The following is a reconciliation of reported net income to net income adjusted to exclude goodwill amortization for the years ended December 31:

                                                     2001         2000
                                                  ----------   ----------
     Net income, as reported                      $   96,674   $  138,690
     Goodwill amortization, net of tax                   403          714
                                                  ----------   ----------
     Adjusted net income                          $   97,077   $  139,404
                                                  ==========   ==========

DEFERRED ACQUISITION COSTS

Costs of acquiring new insurance and annuity contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future gross profits. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable agency expenses.

Deferred acquisition costs related to participating traditional and universal life insurance policies and annuity products without mortality risk that include significant surrender charges are being amortized over the lesser of the estimated or actual contract life in proportion to estimated gross profits arising principally from interest, mortality and expense margins and surrender charges. The effects on amortization of deferred acquisition costs of revisions to estimated gross profits are reflected in earnings in the period such estimated gross profits are revised. Deferred acquisition costs are reviewed to determine that the unamortized portion of such costs is recoverable from future estimated gross profits. Certain costs and expenses reported in the consolidated income statements are net of amounts deferred.

SEPARATE ACCOUNTS

Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including certain of the Company's benefit plans. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The carrying value for Separate Account assets and liabilities approximates the fair value of the underlying assets.

INSURANCE LIABILITIES AND REVENUE RECOGNITION

PARTICIPATING TRADITIONAL LIFE AND LIFE CONTINGENT ANNUITY PRODUCTS

Future policy benefits include reserves for participating traditional life insurance and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force.

Liabilities for participating traditional life products are computed using the net level premium method, using assumptions for investment yields, mortality, morbidity and withdrawals, which are consistent with the dividend fund interest rate and mortality rates used in calculating cash surrender values. Interest rate assumptions used in the calculation of the liabilities for participating traditional life products ranged from 2.25% to 4.5%. Reserves for substandard policies are computed using multiples of the respective underlying mortality tables. Premiums are recognized as income when due. Death and surrender benefits are reported in expense as incurred.

Liabilities for life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue, with provision for adverse deviations. Interest rate assumptions range from 2.25% to 13.25%. Premiums are recognized as income as they are received. Death and surrender benefits are reported in expense as incurred.

UNIVERSAL LIFE PRODUCTS AND OTHER ANNUITY PRODUCTS

Other policyholder funds represent liabilities for universal life and investment-type annuity products. The liabilities for these products are based on the contract account value which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges. The liability for universal life products is also reduced by mortality charges. Liabilities for the non-life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions range from 2.0% to 11.25%.

Contract charges assessed against account value for universal life and investment-type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense. Sales inducements credited to customer accounts are deferred and recognized as benefit expense over the estimated life of the contract in proportion to future estimated gross profits.

POLICYHOLDERS' DIVIDENDS

The majority of the Company's insurance products have been issued on a participating basis. As of December 31, 2002, participating insurance expressed as a percentage of insurance in force is 94%, and as a percentage of premium income is 92%. The amount of policyholders' dividends to be paid is approved annually by the Board of Trustees. The aggregate amount of policyholders' dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value at December 31, 2002.

BROKER/DEALER REVENUE RECOGNITION

Broker-dealer transactions in securities and listed options, including related commission revenue and expense, are recorded on a settlement-date basis. There would be no material effect on the financial statements if such transactions were recorded on a trade-date basis.

FEDERAL INCOME TAXES

The Company files a consolidated federal income tax return with its life and non-life insurance subsidiaries. Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized.

REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $2,000.

Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and notes to the consolidated financial statements. Actual results could differ from those estimates.

RECLASSIFICATION

Certain 2001 and 2000 amounts have been reclassified to conform with 2002 presentation.

2. INVESTMENTS:

DEBT SECURITIES

The following tables summarize the Company's investment in debt securities, including redeemable preferred stocks. All debt securities are classified as available for sale and are carried at fair value. Amortized cost is net of cumulative writedowns for other than temporary declines in value of $55,028 and $41,265 as of December 31, 2002 and 2001, respectively.

                                                                     DECEMBER 31, 2002
                                                ---------------------------------------------------------
                                                                  GROSS          GROSS
                                                  AMORTIZED     UNREALIZED     UNREALIZED        FAIR
                                                    COST          GAINS          LOSSES         VALUE
                                                ------------   ------------   ------------   ------------
U.S. Treasury securities and U.S.
     Government and agency securities           $    160,753   $      5,343   $          -   $    166,096
Foreign governments                                   14,985          3,654              -         18,639
Corporate securities                               2,097,286        288,888         64,308      2,321,866
Mortgage and other asset-backed securities         2,267,929        165,400         11,511      2,421,818
                                                ------------   ------------   ------------   ------------
     Total bonds                                   4,540,953        463,285         75,819      4,928,419
Redeemable preferred stocks                                -              -              -              -
                                                ------------   ------------   ------------   ------------
     TOTAL                                      $  4,540,953   $    463,285   $     75,819   $  4,928,419
                                                ============   ============   ============   ============

                                                                     DECEMBER 31, 2001
                                                ---------------------------------------------------------
                                                                  GROSS          GROSS
                                                  AMORTIZED     UNREALIZED     UNREALIZED        FAIR
                                                    COST          GAINS          LOSSES         VALUE
                                                ------------   ------------   ------------   ------------
U.S. Treasury securities and U.S.
     Government and agency securities           $    158,696   $      8,516   $          -   $    167,212
Foreign governments                                   19,954          2,259              -         22,213
Corporate securities                               2,473,923        108,753         61,523      2,521,153

Mortgage and other asset-backed securities         1,866,830        101,748         4,996       1,963,582
                                                ------------   ------------   ------------   ------------
     Total bonds                                   4,519,403        221,276         66,519      4,674,160
Redeemable preferred stocks                              120              -              5            115
                                                ------------   ------------   ------------   ------------
     TOTAL                                      $  4,519,523   $    221,276   $     66,524   $  4,674,275
                                                ============   ============   ============   ============

The following table summarizes the amortized cost and fair value of debt securities, as of December 31, 2002 by contractual maturity.

                                                           AMORTIZED
          YEARS TO MATURITY:                                  COST           FAIR VALUE
                                                        ---------------    --------------
          One or less                                   $        33,093    $       33,908
          After one through five                                543,477           591,937
          After five through ten                                826,856           993,471
          After ten                                             869,598           887,285
          Mortgage and other asset-backed securities          2,267,929         2,421,818
                                                        ---------------    --------------
               Total bonds                                    4,540,953         4,928,419
          Redeemable preferred stocks                                 -                 -
                                                        ---------------    --------------
               TOTAL                                     $    4,540,953    $    4,928,419
                                                        ===============    ==============

Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is 4.1 years.

At December 31, 2002, the Company held $2,421,818 in structured securities. The structured securities portfolio consists of commercial and residential mortgage pass-through holdings totaling $2,019,595 and securities backed by credit card receivables, auto loans, home equity and manufactured housing loans totaling $402,223. These securities follow a structured principal repayment schedule and the vast majority are of high credit quality. Securities totaling $2,008,917 are rated AAA and include $34,160 of interest-only tranches. As of December 31, 2002 and 2001, the Company's investments included $190,272 and $243,325, respectively, of the tranches retained from the 1996 securitization of the Company's commercial mortgage loan portfolio. These investments represented 12% and 18% of equity at December 31, 2002 and 2001, respectively.

At December 31, 2002, the largest industry concentration of the Company's portfolio was investments in the finance industry of $535,811 representing 11% of the total debt portfolio.

Proceeds during 2002, 2001 and 2000 from sales of available-for-sale securities were $2,106,699, $1,560,313, and $2,323,718, respectively. Gross gains and gross losses realized on those sales were $79,510 and $50,260, respectively, during 2002, $49,864 and $18,202, respectively, during 2001 and $27,008 and $29,537, respectively, during 2000. During 2002, 2001, and 2000, the Company realized losses of $46,012, $26,468, and $11,658, respectively, related to other than temporary impairment of debt securities.

The Company's investment portfolio of debt securities is predominantly comprised of investment grade securities. At December 31, 2002 and 2001, debt securities with fair value totaling $368,833 and $351,726, respectively, were less than investment grade. At December 31, 2002 and 2001, fair value of securities to be restructured pursuant to commenced negotiations, totaled $570 and $0 and non-income producing debt sercurities totaled $9,367 and $0, respectively. Income is not being accrued on these securities.

EQUITY SECURITIES

During 2002, 2001 and 2000, the proceeds from sales of equity securities amounted to $64,378, $36,388, and $39,963, respectively. The gross gains and gross losses realized on those sales were $431 and $428, $1,430 and $840, and $3,872 and $833, for 2002, 2001 and 2000, respectively.

The cost basis of equity securities is $40,555 and $38,038 as of December 31, 2002 and 2001, respectively. The equity securities had gross unrealized gains of $2 and $558, respectively, and gross unrealized losses of $3 and $173, respectively, as of December 31, 2002 and 2001.

OTHER

Investments on deposit with regulatory authorities as required by law were $6,083 and $6,357 at December 31, 2002 and 2001, respectively.

3.  INVESTMENT  INCOME AND CAPITAL GAINS:

The following table summarizes the sources of investment income for the years ended December 31.

                                                              2002           2001           2000
                                                          ------------   ------------   ------------
          Debt securities                                 $    378,290   $    362,519   $    366,177
          Equity securities                                      3,238          2,642            248
          Mortgage loans                                           506          2,124          2,129
          Real estate                                            2,209          2,209          2,209
          Policy loans                                          42,295         45,684         42,562
          Short-term investments                                 1,525          2,734          2,158
          Other invested assets                                  9,053         12,641         41,554
                                                          ------------   ------------   ------------
          Gross investment income                              437,116        430,553        457,037
                Less: Investment expense                         7,393          5,946          7,280
                                                          ------------   ------------   ------------
          Investment income, net                          $    429,723   $    424,607   $    449,757
                                                          ============   ============   ============

The following table summarizes net realized capital gains/(losses) on investments for the years ended December 31.

                                                              2002           2001           2000
                                                          ------------   ------------   ------------
          Debt securities                                 $    (16,762)  $      5,194   $    (14,187)
          Equity securities                                          3            590          3,039
          Mortgage loans                                             -            (31)         1,500
          Real estate                                                -            (28)         4,366
          Other invested assets                                (24,966)       (13,630)        (4,721)
          Amortization of deferred acquisition costs             1,726            283          1,747
                                                          ------------   ------------   ------------
          Net realized losses                             $    (39,999)  $     (7,622)  $     (8,256)
                                                          ============   ============   ============

The following table summarizes the change in unrealized gains/(losses) for investments carried at fair value which are reflected in other comprehensive income for the years ended December 31.

                                                     2002            2001            2000
                                                 ------------    ------------    ------------
Unrealized gains/(losses):
  Debt securities                                $    232,714    $     98,989    $    149,651
  Equity securities                                    (1,000)         (1,023)            283
  Other                                                (8,809)        (32,738)         25,090
                                                 ------------    ------------    ------------
                                                      222,905          65,228         175,024
                                                 ------------    ------------    ------------
Less:
  Deferred policy acquisition costs                   (23,184)        (20,424)        (33,489)
  Deferred income taxes                               (69,898)        (15,654)        (49,555)
                                                 ------------    ------------    ------------
Net change in unrealized gains/(losses)          $    129,823    $     29,150    $     91,980
                                                 ============    ============    ============

The following table sets forth the reclassification adjustment required to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

RECLASSIFICATION ADJUSTMENTS                         2002            2001            2000
                                                 ------------    ------------    ------------
Unrealized holding gains arising
  during period                                  $    146,142    $     26,113    $    101,844
Reclassification adjustment for gains/(losses)
  included in net income                               16,319          (3,037)          9,864
                                                 ------------    ------------    ------------
Unrealized gains on investments, net
  of reclassification adjustment                 $    129,823    $     29,150    $     91,980
                                                 ============    ============    ============

Reclassification adjustments reported in the above table for the years ended December 31, 2002, 2001 and 2000 are net of income tax expense/(benefits) of $(8,787), $1,635, and $(5,311), respectively, and $(10,361), $1,480, and
$(7,581), respectively, relating to the effects of such amounts on deferred acquisition costs/(benefits).

4. FAIR VALUE INFORMATION:

The following table summarizes the carrying value and fair value of the Company's financial instruments as of December 31, 2002 and 2001.

                                                       2002                         2001
                                           ---------------------------   ---------------------------
                                             CARRYING         FAIR         CARRYING         FAIR
                                              VALUE           VALUE         VALUE           VALUE
                                           ------------   ------------   ------------   ------------
FINANCIAL ASSETS:
  Debt securities, available for sale      $  4,928,419   $  4,928,419   $  4,674,275   $  4,674,275
  Equity securities
    Common stock                                  6,815          6,815            517            517
    Non-redeemable preferred stocks              33,125         33,125         37,906         37,906
  Mortgage loans                                  5,750          6,753          6,211          7,967
  Policy loans                                  648,106        626,352        670,471        644,378
  Short-term investments                         35,215         35,215         28,474         28,474
  Other invested assets                         161,309        161,309        164,898        164,898
  Cash and cash equivalents                      23,455         23,455         49,358         49,358
  Separate account assets                     2,180,524      2,180,524      2,530,600      2,530,600

FINANCIAL LIABILITIES:
  Investment-type contracts
    Individual annuities                        803,061        823,920   $    740,569   $    754,822
    Group annuities                              42,762         43,901         39,937         41,228
    Other policyholder funds                    283,598        283,598        283,577        283,577
                                           ------------   ------------   ------------   ------------
  Total policyholder funds                    1,129,420      1,151,419      1,064,083      1,079,627
  Policyholder's dividends payable               24,108         24,108         28,072         28,072
  Debt                                           86,046         86,046        202,952        202,952
  Separate account liabilities                2,180,524      2,180,524      2,530,600      2,530,600

The fair values for the Company's investments in debt and equity securities are based on quoted market prices, where available. In situations where market prices are not readily available, primarily private placements, fair values are estimated using a formula pricing method based on fair values of securities with similar characteristics. The fair value of currently performing mortgage loans is estimated by discounting the cash flows associated with the investment, using an interest rate currently offered for similar loans to borrowers with similar credit ratings. The fair value of policy loans is calculated by discounting estimated future cash flows using interest rates currently being offered for similar loans. Loans with similar characteristics are aggregated for purposes of the calculations. The estimated fair values for limited partnerships are based on values determined by the partnerships' managing general partners. The carrying values of cash, cash equivalents, short-term investments and separate account assets approximate their fair values. The resulting fair values may not be indicative of the value which could be negotiated in an actual sale.

The fair values of the Company's liabilities for individual annuities and certain group annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued. The statement values of other policyholder funds, policyholders' dividends payable, debt and separate account liabilities approximate their fair values.

Currently, disclosure of fair values is not required for all the Company's assets and liabilities. Therefore, presentation of the fair value of a significant portion of assets without a corresponding valuation of liabilities associated with insurance contracts can be misinterpreted. The fair values of liabilities under all of the Company's contracts are considered in the overall management of interest rate risk. The Company is exposed to interest rate risk on its interest-sensitive products. The Company's investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company's assets and liabilities.

The Company utilizes derivatives to achieve its risk management goals. Exposure to risk is monitored and analyzed as part of the Company's asset/liability management process, which focuses on risks that impact liquidity, capital, and income. The Company may enter into derivative transactions to hedge exposure to interest rate, credit, liability, currency, and cash flow risks. The Company may use forward contracts, swaps, futures, options, swaptions, caps, floors, collars and options on futures to hedge these risks.

When entering into a derivative transaction, there are several risks, including but not limited to basis risk, credit risk, and market risk. Basis risk is the exposure to loss from imperfectly matched positions, and is monitored and minimized by modifying or terminating the transaction. Credit risk is the exposure to loss as a result of default or a decline in credit rating of a counterparty. Credit risk is addressed by establishing and monitoring guidelines on the amount of exposure to any particular counterparty. Also, the Company requires that an International Swaps and Derivatives Association Master agreement govern most derivative contracts. Market risk is the adverse effect that a change in interest rates, currency rates, implied volatility rates, or a change in certain equity indexes or instruments has on the value of a financial instrument. The Company manages the market risk by establishing and monitoring limits as to the types and degree of risk that may be undertaken.

The fair value of derivatives contracts are based on dealers' quotes and represent the estimated amount the Company would receive to terminate the contracts taking into account current interest rates and the credit worthiness of the counterparties, where appropriate. At December 31, 2002 and 2001, the Company had no open futures or swap positions. The Company had open interest rate cap positions with a notional amount of $750,000 and $0 and a fair value of $8,545 and $0 as of December 31, 2002 and 2001, respectively.

In the normal course of business, the Company loans securities under arrangements in which collateral is obtained in amounts greater than the current fair value of loaned securities. This collateral is held in the form of cash, cash equivalents or securities issued or guaranteed by the United States Government. The Company is at risk to the extent the value of loaned securities exceeds the value of the collateral obtained. The Company controls this risk by requiring collateral of the highest quality and requiring that additional collateral be deposited when the market value of loaned securities increases in relation to the collateral held or the value of the collateral held decreases in relation to the value of the loaned securities. The Company had loaned securities outstanding of $48,972 and $219,820 as of December 31, 2002 and 2001, respectively.

5. INCOME TAXES:

The Company follows the asset and liability method of accounting for income taxes whereby current and deferred tax assets and liabilities are recognized utilizing currently enacted tax laws and rates. Deferred taxes are adjusted to reflect tax rates at which future tax liabilities or assets are expected to be settled or realized.

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

                                                         2002          2001
                                                     -----------    -----------
          DEFERRED TAX ASSETS:
             Future policy benefits                  $    88,878    $    88,247
             Policyholders' dividends payable              8,391          9,503
             Investment losses                            19,285         15,226
             Employee benefit liabilities                 27,488         31,035
             Other                                        28,661         18,068
                                                     -----------    -----------
                Total deferred tax asset                 172,703        162,079
                                                     -----------    -----------

          DEFERRED TAX LIABILITIES:
             Deferred acquisition costs                  159,591        156,242
             Unrealized investment gains                 117,523         47,625
             Other                                        30,970         25,276
                                                     -----------    -----------
                Total deferred tax liability             308,084        229,143
                                                     -----------    -----------
          Net deferred tax liability                     135,381         67,064
          Tax currently payable                           12,698         29,730
                                                     -----------    -----------
          ACCRUED INCOME TAX PAYABLE                 $   148,079    $    96,794
                                                     ===========    ===========

The income taxes attributable to consolidated net income are different from the amounts determined by multiplying consolidated net income before income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:

                                                         2002            2001            2000
                                                     ------------    ------------    ------------
          Tax expense at 35%                         $     29,779    $     50,524    $     68,787
          Increase /(decrease) in income taxes
          resulting from:
             Differential earnings amount                 (22,098)              -               -
             Dividends received deduction                  (2,856)         (3,143)        (13,042)
             Other                                          7,105             297           2,100
                                                     ------------    ------------    ------------
          INCOME TAX EXPENSE                         $     11,930    $     47,678    $     57,845
                                                     ============    ============    ============

Cash paid for federal income taxes in 2002, 2001, and 2000 was $28,400, $48,500, and $64,922, respectively.

As a mutual life insurance company, the Company is subject to Internal Revenue Code provisions which require mutual, but not stock, life insurance companies to increase each year's taxable income by a Differential Earnings Amount (DEA). This amount is computed by multiplying the Company's average taxable equity base by a prescribed rate, which is intended to reflect the difference between stock and mutual companies' earnings rates. The Internal Revenue Code temporarily suspended the DEA for the years 2001 through 2003.

The Internal Revenue Service has examined the Company's income tax returns through the year 1997. Income tax returns for the tax years 1998 through 2001 are currently being examined. Management believes that an adequate provision has been made for potential assessments.

6.  BENEFIT PLANS:

The following table summarizes the funded status and accrued benefit cost for the Company's defined benefit plans and other postretirement benefit plans as of December 31:

                                                                          PENSION BENEFITS                 OTHER BENEFITS
                                                                    ----------------------------    ----------------------------
                                                                        2002            2001            2002            2001
                                                                    ------------    ------------    ------------    ------------
          Benefit Obligation                                        $   (108,339)   $    (93,345)   $    (22,362)   $    (18,330)
          Fair value of plan assets                                       64,271          53,236               -               -
                                                                    ------------    ------------    ------------    ------------
          Funded Status                                             $    (44,068)   $    (40,109)   $    (22,362)   $    (18,330)
                                                                    ============    ============    ============    ============

          Amounts recognized in the consolidated balance sheet:
             Accrued benefit liability                              $    (26,981)   $    (31,681)   $    (36,947)   $    (39,323)
             Intangible assets                                             1,001               -               -               -
             Accumulated other comprehensive income                        8,476               -               -               -
                                                                    ------------    ------------    ------------    ------------
                                                                    $    (17,504)   $    (31,681)   $    (36,947)   $    (39,323)
                                                                    ============    ============    ============    ============

The change in the minimum pension liability of $8,476 is reflected in accumulated other comprehensive income net of tax of $2,969.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $26,875, $24,919, and $0, respectively, as of December 31, 2002.

The weighted-average assumptions used to measure the actuarial present value of the projected benefit obligation were:

                                                                          PENSION BENEFITS                 OTHER BENEFITS
                                                                    ----------------------------    ----------------------------
                                                                        2002            2001            2002            2001
                                                                    ------------    ------------    ------------    ------------
          Discount rate                                                  7.00%          7.25%           7.00%           7.25%
          Expected return on plan assets                                 8.00%          8.00%              -               -
          Rate of compensation increase                                  4.50%          4.50%           4.00%           5.50%

At December 31, 2002, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 12.5% for 2003, grading to 5.00% for 2008. At December 31, 2001, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8% for 2002, grading to 5% for 2006. At December 31, 2000, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 9% for 2001, grading to 5% for 2005. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. During 2000, the Company amended its postretiree health plans to change the level of certain benefits, which reduced the benefit obligation as of December 31, 2000.

The contributions made and the benefits paid from the plans were:

                                                           PENSION BENEFITS               OTHER BENEFITS
                                                     ---------------------------   ----------------------------
                                                         2002           2001           2002            2001
                                                     ------------   ------------   ------------    ------------
          Benefit cost (savings) recognized in
             consolidated income statement           $      6,870   $      4,621   $       (753)   $       (947)
          Change in minimum pension
             liability recognized in other
             comprehensive income                           8,476              -              -               -
          Employer contribution                            21,048          1,807          1,623           1,569
          Plan participants' contribution                       -              -              -               -
          Benefits paid                                     4,151          3,928          1,623           1,569

The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents. For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company. Contributions for the third plan are based on tiered earnings of full-time agents. The last plan, which covers employees of a subsidiary, are determined on a discretionary basis by the Board of Directors of that subsidiary. For the years ended December 31, 2002, 2001 and 2000, the expense recognized for these plans was $6,904, $8,131, and $14,223, respectively. The fair value of the defined contribution plans' assets at December 31, 2002 and 2001 was $244,633 and $277,029, respectively.

At December 31, 2002 and 2001, $132,438 and $137,686, respectively, of the plans' assets were invested in the Company's group annuity contracts.

7. REINSURANCE:

The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. Reinsurance permits recovery of a portion of losses from reinsurers, although the Company remains primarily liable as the direct insurer on all risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers to ensure that amounts due from reinsurers are collectible. The table below highlights the amounts shown in the accompanying financial statements.

                                                       ASSUMED        CEDED TO
                                         GROSS        FROM OTHER        OTHER          NET
                                         AMOUNT       COMPANIES       COMPANIES       AMOUNT
                                      ------------   ------------   ------------   ------------
     DECEMBER 31, 2002:
       Life Insurance in Force        $ 42,692,642   $     54,563   $ 13,532,242   $ 29,214,963
       Premiums                            144,868              -         29,038        115,830
       Benefits                            437,174              -         46,050        391,124
       Reserves                          5,189,689             95        295,327      4,894,457

     DECEMBER 31, 2001:
       Life Insurance in Force        $ 39,520,167   $    308,064   $ 11,799,979   $ 28,028,252
       Premiums                            145,626              -         27,710        117,916
       Benefits                            443,863              -         33,848        410,015
       Reserves                          5,145,665            180        272,671      4,873,174

During 2000, the Company had gross premiums of $153,853, ceded premiums of $23,726, gross benefits of $442,273, assumed benefits of $7,272, and ceded benefits of $39,636. Reinsurance receivables with a carrying value of $277,610 and $253,919 were associated with a single reinsurer at December 31, 2002 and 2001, respectively.

8. DEBT:

The Company's broker-dealer affiliate borrows from banks in connection with the securities settlement process and to finance margin loans made to customers. The Company is required to collateralize amounts borrowed in excess of certain limits. At December 31, 2002, the Company had short-term bank loans of $86,046, of which $53,700 were collateralized by customer-owned securities valued at approximately $115,617. At December 31, 2001, the Company had short-term bank loans of $202,952, of which $134,100 were collateralized by customer-owned securities valued at approximately $186,810. The bank loans are demand obligations and generally require interest based on the Federal Funds rate. At December 31, 2002 and 2001, the weighted average interest rates on these borrowings were 2.01% and 3.61% respectively.

9. COMMITMENTS AND CONTINGENCIES:

The Company and its subsidiaries are involved in various pending or threatened legal and/or regulatory proceedings arising from the conduct of its business. Most of these proceedings are routine in the ordinary course of business, although some involve extra-contractual damages in addition to other damages. In addition, the regulators within the insurance and brokerage industries continue to focus on market conduct and compliance issues. The Company monitors sales materials and compliance procedures and makes extensive efforts to minimize any potential liabilities in this area. Insurance companies are also subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, after consultation with legal counsel and a review of available facts, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company.

During 1999, the Company entered into an indemnity reinsurance agreement with Investors' Consolidated Insurance Group (formerly known as Christian Mutual Life Insurance Company) and ACE Bermuda LTD (the Reinsurers) to cede its risk associated with the disability income line of business. Under the agreement, 95% of the assets and liabilities were transferred to the Reinsurers and the assets were placed in a trust, which names the Company as beneficiary. As of December 31, 2002 and 2001, the Company had a reinsurance recoverable from the Reinsurers of $197,972 and $178,068, respectively, which was secured by securities and other assets with a market value of $200,404 and $174,226, respectively, held in trust.

During 2000, the Reinsurers failed to perform their obligations required under the reinsurance agreement and notified the Company of their desire to rescind the agreement. The Company has demanded arbitration of the rescission issue and is seeking rulings in arbitration that the Reinsurers are not entitled to rescission. The arbitration proceedings are ongoing; however, based on the information currently available, management is not aware of any facts that would support the rescission remedy sought by the Reinsurers. In addition, because the Company has access to trust assets as a resource with which to pay claims, management does not expect that the Reinsurers' failure to perform is likely to have a material adverse effect on the overall financial position of the Company.

The Company, in the ordinary course of business, extends commitments relating to its investment activities. As of December 31, 2002, the Company had outstanding commitments totaling $82,746 relating to these investment activities. The fair value of these commitments approximates the face amount.

10. STATUTORY INFORMATION:

State insurance regulatory authorities prescribe or permit statutory accounting practices for calculating net income and capital and surplus which differ in certain respects from generally accepted accounting principles (GAAP). The significant differences relate to deferred acquisition costs, which are charged to expenses as incurred; federal income taxes, which reflect amounts that are currently taxable; and benefit reserves, which are determined using prescribed mortality, morbidity and interest assumptions, and which, when considered in light of the assets supporting these reserves, adequately provide for obligations under policies and contracts.

Effective January 1, 2001, insurance companies were required to adopt the National Association of Insurance Commissioners' comprehensive guide to Statutory Accounting Principles, the Accounting Practices and Procedures Manual (referred to as NAIC SAP). The impact of adopting Codification was an increase to statutory capital and surplus of $10,949 as of December 31, 2001.

The combined insurance companies' statutory capital and surplus at December 31, 2002 and 2001 was $806,099 and $762,405, respectively. The combined insurance companies' net income, determined in accordance with statutory accounting practices, for the years ended December 31, 2002, 2001, and 2000, was $39,411, $56,776, and $122,792, respectively.

REPORT OF INDEPENDENT AUDITORS

The Board of Trustees
The Penn Mutual Life Insurance Company
Philadelphia, Pennsylvania

We have audited the accompanying consolidated balance sheets of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the related consolidated statements of income, changes in equity, and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the consolidated financial statements, in 2002 the Company changed its method of accounting for goodwill and intangibles.


                                                     /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
February 10, 2003

Item 24.  Financial Statements and Exhibits

          (a)  Financial Statements included in Part B:

               Financial Statements of Penn Mutual Variable Annuity Account III:


               Statement of Assets and Liabilities - December 31, 2002 Statement of Operations - December 31, 2002
               Statement of Changes in Net Assets - For the years ended
                 December 31, 2002 and 2001

               Notes to Financial Statements
               Report of Independent Auditors

               Consolidated Financial Statements of The Penn Mutual Life
                 Insurance Company:


               Consolidated Balance Sheets for the years ended December 31,
                 2002 and 2001
               Consolidated Income Statements for the years ended December 31,
                 2002, 2001 and 2000
               Consolidated Statements of Changes in Equity for the years ended
                 December 2002, 2001 and 2000
               Consolidated Statements of Cash Flows for the years ended
                 December 31, 2002, 2001 and 2000

               Notes to Consolidated Financial Statements
               Report of Independent Auditors

          (b)  Exhibits

               1.   (a)     Resolutions of Executive Committee of Board of
                            Trustees of The Penn Mutual Life Insurance Company authorizing the establishment of the Registrant.
                            Incorporated herein by reference to Exhibit 1(a) to the Registration Statement of Penn Mutual Variable
                            Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via
                            EDGAR (Accession No. 0001036050-98-001504) on
                            September 3, 1998.

                    (b) Resolutions of Executive Committee of Board of Trustees of the Penn Mutual Life Insurance Company authorizing investments of the Registrant. Incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62825), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000834) on April 27,
                            1999.

               2.   Not applicable

               3.   (a)(1)  Sales Support Agreement between The Penn Mutual
                            Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-002055) on November 30,
                            1998.

                    (a)(2) Schedule I to the Sales Support Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Incorporated herein by reference to
                            Exhibit 3(a)(2) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-002423) on September
                            28, 2000.

                    (b) Form of Distribution Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of

                            Penn Mutual. Incorporated herein by reference to
                            Exhibit 3(b) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-002055) on
                            November 30, 1998.

                    (c) Form of Agent's Agreement relating to broker-dealer supervision. Incorporated herein by reference to
                            Exhibit 3(c) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998. (d) Form
                            of Broker-Dealer Selling Agreement (for
                            broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Incorporated herein by reference to Exhibit 3(d) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-002055) on
                            November 30, 1998.

                    (e) Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws. Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62825), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000834) on April 27,
                            1999.

                    (f) Form of Addendum (Form 98-1) to Broker-Dealer Selling Agreement. Incorporated herein by reference to Exhibit 3(f) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

               4.   (a)     Individual Variable and Fixed Annuity Contract
                            (Form BVA-00). Incorporated herein by reference to the Exhibit 4(a) to the Registrant's Registration
                            Statement on Form N-4 (File No. 333-39804), as filed with the Securities and Exchange Commission via
                            EDGAR (Accession No. 0000950116-00-001502) on June
                            21, 2000.

                    (b) Rider--Guaranteed Minimum Death Benefit--Step Up (GDBSU-98). Incorporated herein by reference to the
                            Exhibit 4(a) to the Registrant's Registration Statement on Form N-4 (File No. 333-39804), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-001502) on June
                            21, 2000.

                    (c) Endorsement-Charitable Remainder Trust (1718-01). Incorporated herein by reference to the Exhibit 4(c) to the Registrant's Registration Statement on Form N-4 (File No. 333-39804), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-000684) on April 19, 2001.

                    (d) Rider--Estate Enhancement Death Benefit (EEDB-01). Incorporated herein by reference to Exhibit 4(k) to the Registrant's Registration Statement on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-000692) on April 20, 2001.

                    (e) Form of active allocation annuity contract. Incorporated herein by reference to Exhibit 4(e) to the Registrant's Registration Statement on Form N-4 (File No. 333-39804), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000397) on March 21, 2002.


                    (f) Rider - Death Benefit Enhancement - Step-Up. Incorporated herein by reference to Exhibit 4(d) to the Registrant's Registration Statement on Form N-4 (File No. 333-88824), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-001203) on May 22, 2002.


               5. Application (Form PM0487) for Individual Variable Annuity Contract. Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to Registrant's Registration Statement as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-002423) on September
                            20, 2000.

                    (b) Form of application for active allocation annuity contract. Incorporated herein by reference to
                            Exhibit 5(b) to the Registrant's Registration Statement on Form N-4 (File No. 333-39804), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000397) on March 21, 2002.

               6.   (a)     Charter of The Penn Mutual Life Insurance Company
                            (May 1983). Incorporated herein by reference to
                            Exhibit 6(a) to the Registration Statement of Penn
                            Mutual Variable Annuity Account III (File No.
                            333-62811), as filed with the Securities and Exchange Commision via EDGAR (Accession No.
                            0001036050-98-001504) on September 3, 1998.

                    (b) By-laws of The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 6(b) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-69386), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-501231) on
                            December 6, 2001.

               7.           None

               8.   (a)(1)  Form of Sales Agreement between The Penn Mutual Life
                            Insurance Company and Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to Exhibit 8(b)(1) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

                    (a)(2) Form of Assignment and Modification Agreement between Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Management Trust, Advisers Managers Trust and The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 8(b)(2) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

                    (a)(3) Amendment to Fund Participation Agreement between The Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to Exhibit 8(b)(3) to Post-Effective Amendment No.5 to the Registration Statement of Penn Mutual Variable Life

                            Account I on Form S-6 (File No. 33-54662), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-003328) on
                            April 30, 1997.


                    (b) Form of Sales Agreement between The Penn Mutual Life Insurance Company and Penn Series Funds, Inc. Incorporated herein by reference to Exhibit 8(b)(2) to the Registration Statement of Penn Mutual Variable Annuity Account III (Penn Freedom) on Form N-4 (File No. 333-69386), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000811) on April 23,
                            2002.


                    (c) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. Incorporated herein by reference to Exhibit 8(d) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on
                            September 3, 1998.

                    (d) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation. Incorporated herein by reference to
                            Exhibit 8(e) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

                    (e) Participation Agreement between The Penn Mutual Life Insurance Company, Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and Miller Andersen & Sherrerd LLP. Incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 2 to the Registration Statement of PIA Variable Annuity Account I on Form N-4 (File No. 33-83120), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-003327) on April 30 1998.

               9. Opinion and Consent of Franklin L. Best, Jr., Esq., Managing Corporate Counsel of The Penn Mutual Life Insurance Company, as to the legality of the variable annuity contracts being registered. Incorporated herein by reference to the Exhibit 9 to the Registrant's Registration Statement on Form N-4 (File No. 333-39804), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-000684) on April 19, 2001.


               10.          Consent of Ernst & Young LLP, Independent Auditors.
                            Filed herewith.


               11.          Not applicable.

               12.          Not applicable.

               13.          Schedule of Computation of Performance Quotations.
                            Filed herewith.

               14. Powers of Attorney of Trustees. Incorporated herein by reference to Exhibit 14 to the Registrant's Registration Statement on Form N-4 (File No. 333-69386), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-500817) on September 14, 2001.

Item 25.  Directors and Officers of the Depositor

          The following table sets forth the names of the officers and trustees of the Depositor who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Depositor.

           NAME                               POSITION AND OFFICES WITH DEPOSITOR
     ---------------------------------------------------------------------------------------------------------------
     Robert E. Chappell                 Chairman of the Board and Chief Executive Officer and Member of the Board of
                                        Trustees

     Daniel J. Toran                    President and Chief Operating Officer and Member of the Board of Trustees

     Nancy S. Brodie                    Executive Vice President and Chief Financial Officer

     John M. Albanese                   Executive Vice President, Systems and Service

     Larry L. Mast                      Executive Vice President, Sales and Marketing

     Peter M. Sherman                   Executive Vice President and Chief Investment Officer

     Bill D. Fife                       Senior Vice President, Independence Financial Network

     Ralph L. Crews                     Senior Vice President, Career Agency System

     Ann M. Strootman                   Vice President and Controller

     Frederick M. Rackovan              Vice President, New Business

     Laura Ritzko                       Secretary

     Richard F. Plush                   Vice President and Actuary

     Frank J. Howell                    Vice President, Broker Dealer Network

     Steven M. Herzberg                 Assistant Vice President and Treasurer

          The business address of each of the Trustees and officers is The Penn Mutual Life Insurance Company, Philadelphia, PA 19172.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

                      PENN MUTUAL WHOLLY-OWNED SUBSIDIARIES

CORPORATION                                      PRINCIPAL BUSINESS                 STATE OF INCORPORATION
-----------                                      ------------------                 ----------------------
The Penn Insurance and Annuity Company           Life Insurance and Annuities       Delaware

Independence Capital Management, Inc.            Investment Adviser                 Pennsylvania

Penn Janney Fund, Inc.

INDEPENDENCE SQUARE                              Investments Holding Company        Pennsylvania

PROPERTIES, INC.

The Pennsylvania Trust Company                   Trust Company                      Pennsylvania

                      INDEPENDENCE SQUARE PROPERTIES, INC.
                            WHOLLY-OWNED SUBSIDIARIES

CORPORATION                                      PRINCIPAL BUSINESS                 STATE OF INCORPORATION
-----------                                      ------------------                 ----------------------
INDEPRO CORPORATION                              Real Estate Investment             Delaware

WPI Investment Company                           Real Estate Investment             Delaware

Hornor, Townsend & Kent, Inc.                    Registered Broker-Dealer and       Pennsylvania
                                                 Investment Adviser
JANNEY MONTGOMERY SCOTT LLC.                     Registered Broker-Dealer and       Delaware
                                                 Investment Adviser

                               INDEPRO CORPORATION
                            WHOLLY-OWNED SUBSIDIARIES

CORPORATION                                      PRINCIPAL BUSINESS                 STATE OF INCORPORATION
-----------                                      ------------------                 ----------------------
Indepro Property Fund I Corporation              Real Estate Investment             Delaware

Indepro Property Fund II Corporation             Real Estate Investment             Delaware

Commons One Corporation                          Real Estate Investment             Delaware

West Hazleton, Inc.                              Real Estate Investment             Delaware

                           JANNEY MONTGOMERY SCOTT LLC
                            WHOLLY-OWNED SUBSIDIARIES

CORPORATION                                      PRINCIPAL BUSINESS                 STATE OF INCORPORATION
-----------                                      ------------------                 ----------------------
JMS Resources, Inc.                              Oil and Gas Development            Pennsylvania

JMS Investor Services, Inc.                      Insurance Sales                    Delaware

Item 27.  Number of Contract Owners


          As of March 27, 2003, there were:

          687 - Owners of qualified individual variable annuity contracts 566 - Owners of nonqualified individual variable annuity contracts


Item 28.  Indemnification

          Section 6.2 of the By-laws of The Penn Mutual Life Insurance Company provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses

          (including attorneys' fees), judgments, fines, excise taxes and amounts paid in settlement actually and reasonably incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law. The By-laws are filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to the Penn Mutual Variable Annuity Account III Registration Statement on Form N-4 (File No. 333-69386) and are incorporated herein by reference.

          Pennsylvania law (15 Pa. C.S.A.Sections 1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

          Penn Mutual owns a directors and officers liability insurance policy covering liabilities directors and officers of Penn Mutual and its subsidiaries may incur in acting as directors and officers.

          Selling Agreements entered into by The Penn Mutual Life Insurance Company ("Penn Mutual") and its subsidiary, Hornor, Townsend & Kent, Inc. ("HTK") with securities brokers and insurance agents generally provide for indemnification of Penn Mutual and HTK and their directors and officers in the event of liability resulting from unauthorized acts of the brokers and insurance agents.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

          Horner, Townsend & Kent, Inc. principal underwriter for the Registrant, also serves as principal underwriter for Penn Mutual Variable Life Account I, a separate account of Penn Mutual, and for PIA Variable Annuity Account I, a separate account of Penn Mutual's wholly-owned subsidiary, The Penn Insurance and Annuity Company.

          HORNOR, TOWNSEND & KENT, INC. - DIRECTORS AND OFFICERS

               Daniel J. Toran, Chairman of the Board
               Steven O. Miller, Director, President and Chief Executive Officer

               Michael Biondolillo, Director

               Larry L. Mast, Director

               Nina M. Mulrooney, Director and Senior Vice President, Compliance Linda Simon, Senior Vice President, Trading and Operations Patricia L. Carbee, Vice President, Sales and Marketing

               Joseph R. Englert, Vice President, Trading and Operations


               Franklin L. Best, Jr., Counsel
               Laura M. Ritzko, Secretary

               J. Clay Luby, Treasurer
               Elizabeth A. Knoll, Assistant Treasurer

               Eileen M. Tkacik, Auditor


               The principal business address of Mss. Carbee, Mulrooney, Ritzko and Tkacik and Messrs. Biondolillo, Mast, Toran, Best and Luby is The Penn Mutual Life Insurance Company, Philadelphia,

               Pennsylvania, 19172. The principal business address of the other directors and officers is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, Pennsylvania.



                                 NET UNDERWRITING
  NAME OF PRINICIPAL               DISCOUNTS AND        COMPENSATION ON        BROKERAGE           OTHER
      UNDERWRITER                  COMMISSIONS             REDEMPTION         COMMISSIONS       COMPENSATION
------------------------------------------------------------------------------------------------------------
Hornor, Townsend & Kent, Inc.       $   214,782             $    0              $    0              $    0


Item 30.       Location of Accounts and Records

               The name and address of the person who maintains physical possession of each account, book or other documents required by
               Section 31(a) of the Investment Company Act of 1940 is as follows:

               The Penn Mutual Life Insurance Company
               600 Dresher Road
               Horsham, Pennsylvania  19044

Item 31.       Management Services

               See "Administrative and Recordkeeping Services" in Part B of this Registration Statement.

Item 32.       Undertakings

               The Penn Mutual Life Insurance Company hereby undertakes:

          (a) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          (b) to include either (1) as part of any application to purchase a contract or account offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information;

          (c) to deliver any statement of additional information and any financial statements required to be made available under Form N-4 promptly upon written or oral request. Restrictions on withdrawals under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

               The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Individual Variable and Fixed Annuity Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

                                   SIGNATURES


     As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 5 of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, by the undersigned, thereunto duly authorized, in the Township of Horsham and Commonwealth of Pennsylvania on this 22nd day of April, 2003.


                                    PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                                           (Registrant)

                                    By: THE PENN MUTUAL LIFE INSURANCE COMPANY
                                          (Depositor)

                                    By:    /s/ Robert E. Chappell
                                           ----------------------
                                           Robert E. Chappell
                                           Chairman of the Board of Trustees
                                           and Chief Executive Officer


     As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 5 to the Registration Statement has been signed by the following persons, in the capacities indicated, on the 22nd day of April, 2003.


SIGNATURE                                     TITLE

/s/ Robert E. Chappell                        Chairman of the Board of Trustees
---------------------------                   and Chief Executive Officer
Robert E. Chappell

/s/ Nancy S. Brodie                           Executive Vice President and
---------------------------                   Chief Financial Officer
Nancy S. Brodie

*JULIA CHANG BLOCH                            Trustee

*EDWARD G. BOEHNE                             Trustee

*JOAN P. CARTER                               Trustee

*PHILLIP E. LIPPINCOTT                        Trustee

*JOHN F. MCCAUGHAN                            Trustee

*ALAN B. MILLER                               Trustee

*EDMOND F. NOTEBAERT                          Trustee

*ROBERT H. ROCK                               Trustee

*DANIEL J. TORAN                              Trustee

*WESLEY S. WILLIAMS, JR.                      Trustee

/s/ Robert E. Chappell
------------------------
*By: Robert E. Chappell, attorney-in-fact

                                  EXHIBIT INDEX


         Exhibit B10 Consent of Ernst & Young LLP, Independent Auditors.

         Exhibit B13 Schedule of Computation of Performance Quotations.